First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 83.1%

Belgium - 0.9%
Groupe Bruxelles Lambert NV	6,469,396	540,842,323

Brazil - 1.1%
Ambev SA, ADR	166,791,911	363,606,366
Itausa SA (Preference)	167,347,694	309,319,255
		672,925,621
Canada - 5.3%
Agnico Eagle Mines Ltd.	1,999,447	248,213,682
Barrick Mining Corp.	20,796,383	439,219,609
Franco-Nevada Corp.	1,228,062	195,624,888
Imperial Oil Ltd.	10,896,401	908,531,472
Nutrien Ltd.	6,438,891	381,955,014
Power Corp. of Canada	10,763,570	433,774,357
Wheaton Precious Metals Corp.	7,730,000	707,372,300
		3,314,691,322
China - 2.6%
Alibaba Group Holding Ltd.	37,671,592	566,384,050
Prosus NV	18,115,368	1,034,855,001
		1,601,239,051
France - 2.9%
Danone SA	7,619,136	623,526,596
Legrand SA	2,092,188	309,030,513
LVMH Moet Hennessy Louis Vuitton SE	1,121,606	602,091,637
Pluxee NV	1,781,470	36,125,231
Sanofi SA	429,071	38,518,026
Sodexo SA	2,131,829	126,787,357
Wendel SE	867,489	81,288,727
		1,817,368,087
Germany - 1.5%
Brenntag SE	1,126,149	69,865,355
Henkel AG & Co. KGaA (Preference)	3,516,726	270,995,883
Merck KGaA	4,928,583	615,996,253
		956,857,491
Hong Kong - 2.1%
AIA Group Ltd.	41,248,000	384,603,454
CK Asset Holdings Ltd.	54,929,000	251,695,777
Guoco Group Ltd. (a)	12,748,580	120,340,099
Hongkong Land Holdings Ltd.	31,759,300	192,143,765
Jardine Matheson Holdings Ltd.	7,051,271	382,893,844
		1,331,676,939
Japan - 6.4%
Chofu Seisakusho Co. Ltd. (b)	2,263,600	29,994,587
FANUC Corp.	17,670,600	491,895,819
Hirose Electric Co. Ltd.	1,258,915	158,075,846
Hoshizaki Corp.	6,107,800	209,148,155
Keyence Corp.	336,400	121,686,462
Mitsubishi Electric Corp.	24,592,300	553,136,039
MS&AD Insurance Group Holdings, Inc.	23,189,560	495,470,020
Secom Co. Ltd.	12,674,260	455,173,845
Shimano, Inc. (b)	4,397,890	481,111,430
SMC Corp.	1,622,456	564,571,785
Sompo Holdings, Inc.	11,283,000	332,702,433
T Hasegawa Co. Ltd. (b)	3,002,800	61,955,925
USS Co. Ltd.	2,597,200	28,228,688
		3,983,151,034
Mexico - 1.6%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	604,009,742
Fresnillo plc	5,445,510	100,408,027
Grupo Mexico SAB de CV, Series B	16,513,538	103,370,459
Industrias Penoles SAB de CV *	6,234,643	164,334,812
Wal-Mart de Mexico SAB de CV	11,700,536	34,490,687
		1,006,613,727
Netherlands - 0.4%
Heineken Holding NV	3,269,505	220,662,701
Heineken NV	439,351	34,485,424
		255,148,125
Norway - 0.3%
Orkla ASA	16,166,787	170,010,525

South Korea - 3.8%
Hyundai Mobis Co. Ltd.	999,985	211,016,639
KT&G Corp.	5,242,098	491,309,757
NAVER Corp.	1,857,627	312,629,605
Samsung Electronics Co. Ltd.	11,473,361	584,728,073
Samsung Electronics Co. Ltd. (Preference)	12,016,075	494,755,444
Samsung Life Insurance Co. Ltd.	2,998,664	270,672,958
		2,365,112,476
Sweden - 1.0%
Investor AB, Class A	4,970,940	144,214,858
Investor AB, Class B	11,255,824	326,188,361
Svenska Handelsbanken AB, Class A	10,429,006	127,070,956
		597,474,175
Switzerland - 3.0%
Cie Financiere Richemont SA (Registered)	4,453,017	727,072,264
Nestle SA (Registered)	4,863,144	424,927,328
Schindler Holding AG	1,736,948	628,142,817
Schindler Holding AG (Registered)	211,870	74,309,061
		1,854,451,470
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,514,485	849,169,866

Thailand - 0.3%
Bangkok Bank PCL, NVDR	42,690,800	192,965,439

United Kingdom - 8.2%
BAE Systems plc	23,344,728	557,020,187
Berkeley Group Holdings plc (b)	6,528,960	313,989,695
British American Tobacco plc	20,559,170	1,101,505,959
Derwent London plc, REIT	4,966,240	126,582,232
Diageo plc	9,616,920	233,090,685
Haleon plc	107,935,852	506,291,810

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)
Lloyds Banking Group plc	332,182,803	340,636,313
Reckitt Benckiser Group plc	9,376,596	702,736,421
Shell plc	12,805,177	461,448,738
Unilever plc	12,894,404	753,737,601
		5,097,039,641
United States - 40.3%
Alphabet, Inc., Class A	2,694,360	517,047,684
Alphabet, Inc., Class C	5,094,822	982,587,371
American Express Co.	1,267,879	379,488,863
Analog Devices, Inc.	1,391,521	312,577,362
Bank of New York Mellon Corp. (The)	8,011,973	812,814,661
Becton Dickinson & Co.	6,610,056	1,178,242,482
Berkshire Hathaway, Inc., Class A *	434	312,414,900
Bio-Rad Laboratories, Inc., Class A *	1,878,739	454,560,901
BXP, Inc., REIT	2,473,129	161,816,830
Carlisle Cos., Inc.	403,991	143,299,648
CH Robinson Worldwide, Inc. (b)	7,566,045	872,516,309
Charter Communications, Inc., Class A *	567,150	152,767,524
Colgate-Palmolive Co.	5,342,322	447,953,700
Comcast Corp., Class A	24,979,449	830,067,090
Cummins, Inc.	1,119,800	411,660,876
Deere & Co.	381,724	200,164,614
Dentsply Sirona, Inc. (b)	10,435,979	149,338,859
Dollar General Corp.	4,406,100	462,199,890
Douglas Emmett, Inc., REIT (b)	9,162,021	138,896,238
Elevance Health, Inc.	2,570,018	727,520,695
Equity Residential, REIT	6,189,955	391,205,156
Expeditors International of Washington, Inc.	4,576,022	531,916,797
Extra Space Storage, Inc., REIT	1,155,209	155,213,881
Exxon Mobil Corp.	5,306,628	592,431,950
Ferguson Enterprises, Inc.	444,071	99,174,376
Fidelity National Financial, Inc.	4,297,027	242,481,234
Flowserve Corp.	1,491,326	83,573,909
HCA Healthcare, Inc.	2,734,128	967,853,971
International Flavors & Fragrances, Inc.	4,086,470	290,261,964
IPG Photonics Corp. *(b)	3,319,802	248,619,972
JG Boswell Co.	2,485	1,318,292
Kraft Heinz Co. (The)	771,756	21,192,420
Medtronic plc	6,658,084	600,825,500
Meta Platforms, Inc., Class A	2,449,415	1,894,475,538
Microsoft Corp.	391,945	209,102,658
Mills Music Trust (b)	31,592	837,188
Newmont Corp.	8,042,727	499,453,347
Noble Corp. plc (b)	9,141,720	245,089,513
NOV, Inc. (b)	28,255,276	355,451,372
Omnicom Group, Inc.	2,970,235	214,005,432
ONEOK, Inc.	4,577,305	375,842,514
Oracle Corp.	7,270,036	1,844,917,036
Philip Morris International, Inc.	4,885,816	801,518,115
PPG Industries, Inc.	4,111,217	433,733,394
Ross Stores, Inc.	1,040,944	142,130,494
Royal Gold, Inc.	1,438,598	217,832,509
RPM International, Inc.	217,286	25,511,549
Salesforce, Inc.	2,340,124	604,524,233
Schlumberger NV	20,475,698	692,078,592
Texas Instruments, Inc.	2,442,932	442,317,268
Universal Health Services, Inc., Class B	3,368,166	560,631,231
US Bancorp	5,965,007	268,186,715
Walt Disney Co. (The)	2,500,477	297,831,815
Weyerhaeuser Co., REIT	10,347,140	259,195,857
Willis Towers Watson plc	2,511,169	793,052,282
		25,051,724,571
TOTAL COMMON STOCKS (Cost $33,640,950,775)		51,658,461,883

Investments	Ounces	Value ($)

COMMODITIES - 10.3%

Gold bullion* (Cost $1,871,828,285)	1,946,358	6,405,853,213

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡ (Cost $5,255,642)	5,467,000	5,234,653

SHORT-TERM INVESTMENTS - 6.7%

COMMERCIAL PAPER - 6.3%
AES Corp. (The)
4.75%, 08/01/2025 (d)	33,080,000	33,075,614
Apple, Inc.
4.33%, 09/24/2021 (d)(e)	55,000,000	54,637,841
4.30%, 08/04/2025 (d)(e)	45,000,000	44,978,477
4.31%, 08/05/2025 (d)(e)	70,000,000	69,958,070
4.35%, 09/15/2025 (d)(e)	4,000,000	3,977,971
Cargill, Inc.
4.32%, 08/01/2025 (d)(e)	47,696,000	47,690,262
Cencora, Inc.
4.55%, 08/01/2025 (d)(e)	23,487,000	23,484,036
Energy Transfer LP
4.55%, 08/01/2025 (d)(e)	16,540,000	16,537,918
Engie SA
4.46%, 08/11/2025 (d)(e)	50,000,000	49,933,280
4.45%, 08/14/2025 (d)(e)	40,000,000	39,931,984
4.50%, 08/27/2025 (d)(e)	85,000,000	84,722,424
4.45%, 09/15/2025 (d)(e)	50,000,000	49,721,230
4.43%, 09/22/2025 (d)(e)	50,000,000	49,679,670
4.38%, 09/30/2025 (d)	80,000,000	79,411,648
4.39%, 10/27/2025 (d)	60,000,000	59,362,098

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
4.40%, 10/28/2025 (d)	50,000,000	49,462,330
Export Development Corp.
4.33%, 10/15/2025 (d)	50,000,000	49,552,445
General Motors Financial Co., Inc.
4.48%, 08/01/2025 (d)(e)	78,399,000	78,389,278
Global Payments, Inc.
4.88%, 08/01/2025 (d)	16,540,000	16,537,749
Honeywell International, Inc.
4.45%, 10/06/2025 (d)(e)	70,000,000	69,430,683
4.46%, 10/14/2025 (d)(e)	12,000,000	11,890,750
Hydro-Quebec
4.38%, 09/04/2025 (d)	50,000,000	49,788,865
4.40%, 10/16/2025 (d)	65,000,000	64,395,227
4.40%, 10/17/2025 (d)	65,000,000	64,387,375
Johnson & Johnson
4.32%, 10/23/2025 (d)	12,000,000	11,879,376
Kreditanstalt fuer Wiederaufbau
4.36%, 10/14/2021 (d)(e)	80,000,000	79,280,832
4.39%, 08/12/2025 (d)(e)	49,000,000	48,930,092
4.33%, 08/13/2025 (d)(e)	60,000,000	59,907,264
4.39%, 08/25/2025 (d)	100,000,000	99,702,160
4.39%, 08/29/2025 (d)(e)	78,136,000	77,865,485
4.36%, 10/24/2025 (d)	67,500,000	66,810,703
4.37%, 10/27/2025 (d)	67,500,000	66,785,877
NRW Bank
4.35%, 10/20/2021 (d)(e)	70,000,000	69,319,761
4.38%, 08/15/2025 (d)(e)	90,000,000	89,837,496
4.38%, 08/22/2025 (d)	48,500,000	48,371,470
4.36%, 08/26/2025 (d)	80,000,000	79,749,344
4.37%, 10/10/2025 (d)(e)	100,000,000	99,146,230
4.36%, 10/29/2025 (d)	70,000,000	69,245,750
Ontario Teachers' Finance Trust
4.37%, 08/01/2025 (d)(e)	45,000,000	44,994,609
Oracle Corp.
4.60%, 08/28/2025 (d)(e)	50,000,000	49,822,945
Philip Morris International, Inc.
4.37%, 08/11/2025 (d)	50,000,000	49,933,515
4.37%, 08/12/2025 (d)	50,000,000	49,927,465
4.37%, 08/14/2025 (d)	60,000,000	59,898,426
4.37%, 08/20/2025 (d)	60,000,000	59,854,536
4.38%, 09/17/2025 (d)	50,000,000	49,707,865
Province of Quebec
4.40%, 09/02/2021 (d)(e)	46,751,000	46,565,782
4.38%, 08/01/2025 (d)(e)	70,000,000	69,991,635
4.36%, 08/06/2025 (d)(e)	100,000,000	99,928,190
4.36%, 08/08/2025 (d)(e)	50,000,000	49,952,105
4.37%, 08/20/2025 (d)	40,000,000	39,903,912
4.36%, 08/21/2025 (d)	100,000,000	99,747,640
4.36%, 08/22/2025 (d)	99,000,000	98,738,313
4.37%, 09/16/2025 (d)	50,000,000	49,717,345
PSP Capital, Inc.
4.37%, 08/05/2025 (d)(e)	45,000,000	44,973,018
4.36%, 08/18/2025 (d)(e)	100,000,000	99,785,020
4.38%, 08/19/2025 (d)(e)	85,000,000	84,807,373
4.38%, 09/03/2025 (d)(e)	70,000,000	69,714,799
4.35%, 09/25/2025 (d)(e)	50,000,000	49,663,325
4.37%, 10/24/2025 (d)(e)	60,000,000	59,387,766
4.36%, 11/04/2025 (d)(e)	51,000,000	50,412,750
Sanofi SA
4.40%, 08/28/2025 (d)(e)	65,113,000	64,893,758
Siemens Capital Co. LLC
4.33%, 09/02/2025 (d)(e)	19,000,000	18,925,248
4.35%, 09/26/2025 (d)(e)	75,000,000	74,489,378
TotalEnergies Capital SA
4.41%, 09/29/2025 (d)	70,000,000	69,489,000
Walt Disney Co. (The)
4.39%, 09/23/2025 (d)	100,000,000	99,344,500
4.39%, 09/24/2025 (d)(e)	25,000,000	24,833,090
4.40%, 10/02/2025 (d)(e)	67,900,000	67,380,735
TOTAL COMMERCIAL PAPER (Cost $3,925,019,698)		3,924,553,108
U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Bills
4.23%, 08/07/2025 (d)	40,000,000	39,971,545
4.15%, 09/18/2025 (d)	40,000,000	39,772,582
4.08%, 10/02/2025 (d)	60,000,000	59,560,928
3.93%, 10/30/2025 (d)(f)	50,000,000	49,470,063
4.18%, 11/13/2025 (d)(f)	40,000,000	39,515,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,388,869)		228,290,131

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (g) (Cost $17,680,115)	17,680,115	17,680,115
TOTAL SHORT-TERM INVESTMENTS (Cost $4,171,088,682)		4,170,523,354

Total Investments - 100.1% (Cost $39,689,123,384)		62,240,073,103
Liabilities in excess of other assets - (0.1)%		(49,845,920)
Net Assets - 100.0%		62,190,227,183

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2025 amounted to $120,340,099, which represents approximately 0.19% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/2004 - 12/29/2020	$115,604,847	$9.44

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of July 31, 2025.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $2,289,772,560, which represents approximately 3.68% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents 7-day effective yield as of July 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	101,057,916	EUR	86,302,000	Bank of New York Mellon	08/06/2025	$2,557,104
USD	91,587,298	JPY	13,581,572,000	Bank of New York Mellon	08/06/2025	1,501,369
USD	297,897,314	EUR	258,736,000	Goldman Sachs	09/03/2025	2,020,278
USD	78,577,645	GBP	58,809,000	Goldman Sachs	09/03/2025	888,075
USD	103,143,587	JPY	14,548,403,000	Goldman Sachs	09/03/2025	6,335,781
USD	52,304,522	EUR	44,460,000	JPMorgan Chase Bank	10/01/2025	1,362,124
USD	73,833,625	GBP	54,772,000	JPMorgan Chase Bank	10/01/2025	1,456,068
USD	117,074,684	JPY	16,683,084,000	JPMorgan Chase Bank	10/01/2025	5,691,292
USD	303,216,050	EUR	258,736,000	UBS AG	11/05/2025	6,094,546
USD	86,455,654	JPY	12,428,813,000	UBS AG	11/05/2025	3,165,741
USD	284,653,287	EUR	246,110,000	Bank of New York Mellon	12/03/2025	1,509,983
USD	119,845,972	JPY	17,623,530,000	Bank of New York Mellon	12/03/2025	1,383,001
Total unrealized appreciation						33,965,362
EUR	258,736,000	USD	297,003,054	Bank of New York Mellon	08/06/2025	(1,694,647)
JPY	13,581,572,000	USD	91,231,088	Bank of New York Mellon	08/06/2025	(1,145,159)
USD	187,403,168	EUR	172,434,000	Bank of New York Mellon	08/06/2025	(9,404,427)
USD	244,372,136	EUR	214,276,000	JPMorgan Chase Bank	10/01/2025	(1,145,934)
Total unrealized depreciation						(13,390,167)
Net unrealized appreciation						$20,575,195

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	2.3
Automobile Components	0.3
Banks	2.0
Beverages	2.4
Broadline Retail	2.6
Building Products	0.2
Capital Markets	1.3
Chemicals	1.9
Commercial Services & Supplies	0.7
Commodities	10.3
Consumer Finance	0.6
Consumer Staples Distribution & Retail	0.7
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	2.1
Entertainment	0.5
Financial Services	2.3
Food Products	2.0
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	0.2
Household Durables	0.6
Household Products	2.2
Industrial Conglomerates	0.8
Insurance	4.7
Interactive Media & Services	6.0
Leisure Products	0.8
Life Sciences Tools & Services	0.7
Machinery	4.2
Media	1.8
Metals & Mining	4.3
Office REITs	0.7
Oil, Gas & Consumable Fuels	3.8
Personal Care Products	1.2
Pharmaceuticals	1.9
Real Estate Management & Development	0.7
Residential REITs	0.6
Semiconductors & Semiconductor Equipment	2.6
Software	4.3
Specialized REITs	0.7
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	1.8
Textiles, Apparel & Luxury Goods	2.2
Tobacco	3.9
Trading Companies & Distributors	0.3
Short-Term Investments	6.7
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value July 31, 2025	Shares at July 31, 2025	Dividend Income
Common Stocks 4.8%
Japan 0.9%
Chofu Seisakusho Co. Ltd.	$36,095,872	$—	$(7,036,403)	$(4,318,913)	$5,254,031	$29,994,587	2,263,600	$736,608
Shimano, Inc.^	362,821,426	259,452,603	—	—	(141,162,599)	481,111,430	4,397,890	6,501,142
T Hasegawa Co. Ltd.	65,161,051	—	—	—	(3,205,126)	61,955,925	3,002,800	667,712
	464,078,349	259,452,603	(7,036,403)	(4,318,913)	(139,113,694)	573,061,942	9,664,290	7,905,462

United Kingdom 0.5%
Berkeley Group Holdings plc	372,574,034	—	—	—	(58,584,339)	313,989,695	6,528,960	2,774,746

United States 3.4%
CH Robinson Worldwide, Inc.	823,996,146	—	(48,288,702)	14,585,470	82,223,395	872,516,309	7,566,045	14,175,061
Dentsply Sirona, Inc.	241,801,633	—	—	—	(92,462,774)	149,338,859	10,435,979	5,009,270
Douglas Emmett, Inc., REIT	162,992,354	—	—	—	(24,096,116)	138,896,238	9,162,021	5,222,352
Flowserve Corp.^^	415,446,250	—	(387,516,340)	76,156,984	(20,512,985)	83,573,909	1,491,326	2,402,529
IPG Photonics Corp.*	268,771,170	—	—	—	(20,151,198)	248,619,972	3,319,802	—
Mills Music Trust	1,137,312	—	—	—	(300,124)	837,188	31,592	—
Noble Corp. plc^	171,568,734	122,490,591	—	—	(48,969,812)	245,089,513	9,141,720	13,055,261
NOV, Inc.	438,239,331	—	—	—	(82,787,959)	355,451,372	28,255,276	12,291,045
	2,523,952,930	122,490,591	(435,805,042)	90,742,454	(207,057,573)	2,094,323,360	69,403,761	52,155,518

Total Common Stocks	3,360,605,313	381,943,194	(442,841,445)	86,423,541	(404,755,606)	2,981,374,997	85,597,011	62,835,726
Total	$3,360,605,313	$381,943,194	$(442,841,445)	$86,423,541	$(404,755,606)	$2,981,374,997	85,597,011	$62,835,726

*	Non-income producing security.
^	Represents an unaffiliated issuer as of October 31, 2024.
^^	Represents an unaffiliated issuer as of July 31, 2025.

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.7%

Belgium - 1.7%
Groupe Bruxelles Lambert NV	2,664,632	222,763,572
Legris Industries SA *‡(a)(b)(c)	905,366	18,649,326
		241,412,898
Brazil - 1.9%
Ambev SA, ADR	75,441,038	164,461,463
Itausa SA (Preference)	52,050,181	96,207,619
		260,669,082
Canada - 9.0%
Agnico Eagle Mines Ltd.	441,349	54,789,580
Barrick Mining Corp.	4,261,436	90,001,528
CAE, Inc. *	762,974	21,755,992
Franco-Nevada Corp.	306,336	48,797,981
Imperial Oil Ltd.	5,850,392	487,800,078
Nutrien Ltd.	3,011,174	178,622,842
Power Corp. of Canada	4,489,154	180,913,943
Wheaton Precious Metals Corp.	1,823,029	166,825,384
		1,229,507,328
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	110,174,870

China - 3.9%
Alibaba Group Holding Ltd.	13,121,728	197,282,277
Prosus NV	6,044,723	345,309,674
		542,591,951
Faroe Islands - 0.3%
Bakkafrost P/F	1,037,685	41,449,512

Finland - 0.3%
Kesko OYJ, Class B	2,190,611	47,644,546

France - 5.2%
Danone SA	2,781,333	227,615,716
Laurent-Perrier (c)	558,938	60,469,132
Legrand SA	807,311	119,245,370
LVMH Moet Hennessy Louis Vuitton SE	381,682	204,891,504
Pluxee NV	669,814	13,582,707
Sanofi SA	144,312	12,954,997
Sodexo SA	641,855	38,173,371
Wendel SE	439,181	41,153,795
		718,086,592
Germany - 3.2%
Brenntag SE	557,632	34,595,029
FUCHS SE (Preference)	2,212,932	101,264,428
Henkel AG & Co. KGaA (Preference)	1,433,672	110,477,532
Merck KGaA	1,656,278	207,009,001
		453,345,990
Hong Kong - 4.4%
AIA Group Ltd.	13,725,400	127,977,993
CK Asset Holdings Ltd.	25,349,500	116,156,531
Great Eagle Holdings Ltd.	5,264,482	9,871,742
Guoco Group Ltd. (d)	7,806,340	73,687,872
Hongkong Land Holdings Ltd.	15,344,600	92,834,830
Jardine Matheson Holdings Ltd.	3,666,800	199,112,351
		619,641,319
Japan - 14.9%
As One Corp.	2,847,960	44,754,981
Chofu Seisakusho Co. Ltd.	1,233,400	16,343,578
Daiichikosho Co. Ltd.	4,050,692	43,488,790
FANUC Corp.	6,879,600	191,507,163
Hirose Electric Co. Ltd.	714,830	89,757,734
Hoshizaki Corp.	2,960,600	101,379,225
Kansai Paint Co. Ltd. (c)	11,635,930	164,763,639
Keyence Corp.	100,400	36,317,838
MISUMI Group, Inc.	1,179,700	16,987,719
Mitsubishi Electric Corp.	9,698,800	218,147,787
MS&AD Insurance Group Holdings, Inc.	7,767,100	165,952,489
Nagaileben Co. Ltd.	1,687,224	24,445,716
Nihon Kohden Corp.	5,813,600	63,941,188
Pilot Corp.	742,300	21,611,452
Secom Co. Ltd.	5,385,700	193,417,981
Shimano, Inc.	1,644,070	179,854,628
SK Kaken Co. Ltd.	437,805	26,361,203
SMC Corp.	541,590	188,458,999
Sompo Holdings, Inc.	3,779,100	111,434,527
T Hasegawa Co. Ltd.	1,906,436	39,334,956
TIS, Inc.	2,317,600	73,935,893
USS Co. Ltd.	3,806,100	41,368,092
		2,053,565,578
Mexico - 2.7%
Fomento Economico Mexicano SAB de CV, ADR	2,467,172	223,180,379
Fresnillo plc	1,303,809	24,040,520
Grupo Mexico SAB de CV, Series B	8,313,852	52,042,554
Industrias Penoles SAB de CV *	2,124,178	55,989,796
Wal-Mart de Mexico SAB de CV	3,740,761	11,026,966
		366,280,215
Netherlands - 1.4%
HAL Trust	644,459	91,447,434
Heineken Holding NV	1,150,489	77,647,843
Heineken NV	140,099	10,996,614
		180,091,891
Norway - 1.0%
Orkla ASA	13,060,096	137,340,448

Singapore - 2.1%
Haw Par Corp. Ltd. (c)	19,436,313	207,309,541
UOL Group Ltd.	15,760,500	83,313,098
		290,622,639
South Korea - 6.7%
Fursys, Inc. (c)	872,463	29,032,799
Hyundai Mobis Co. Ltd.	505,396	106,648,565
KT&G Corp.	2,242,051	210,133,716

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)
NAVER Corp.	569,050	95,768,352
NongShim Co. Ltd.	189,870	52,687,327
Samsung Electronics Co. Ltd.	3,413,647	173,973,018
Samsung Electronics Co. Ltd. (Preference)	4,008,416	165,044,379
Samsung Life Insurance Co. Ltd.	910,865	82,218,789
		915,506,945
Sweden - 2.7%
Industrivarden AB, Class C	1,572,517	58,072,543
Investor AB, Class B	7,625,327	220,978,306
L E Lundbergforetagen AB, Class B	624,661	30,469,177
Svenska Handelsbanken AB, Class A	5,974,046	72,790,037
		382,310,063
Switzerland - 4.6%
Cie Financiere Richemont SA (Registered)	1,491,378	243,506,724
Nestle SA (Registered)	1,712,170	149,604,417
Schindler Holding AG	568,797	205,697,436
Schindler Holding AG (Registered)	82,435	28,912,387
		627,720,964
Taiwan - 2.4%
Taiwan Secom Co. Ltd.	8,545,694	32,353,551
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,284,857	310,447,148
		342,800,699
Thailand - 0.8%
Bangkok Bank PCL, NVDR	19,959,159	90,216,812
Thai Beverage PCL	52,214,985	18,645,112
		108,861,924
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	7,024,323	48,368,205

United Kingdom - 14.5%
BAE Systems plc	7,905,220	188,623,621
Berkeley Group Holdings plc	2,512,868	120,848,444
Big Yellow Group plc, REIT	2,602,379	32,086,368
British American Tobacco plc	7,127,880	381,892,960
Diageo plc	2,951,126	71,528,096
Great Portland Estates plc, REIT	7,832,988	35,120,038
Haleon plc	33,065,514	155,099,521
Lloyds Banking Group plc	147,454,324	151,206,796
Reckitt Benckiser Group plc	3,583,284	268,552,060
Shell plc	9,919,091	357,445,432
Unilever plc	4,000,171	233,828,512
		1,996,231,848
United States - 2.9%
Newmont Corp.	1,938,603	120,387,246
Royal Gold, Inc.	411,512	62,311,147
Willis Towers Watson plc	645,984	204,008,207
		386,706,600
TOTAL COMMON STOCKS (Cost $8,114,927,917)		12,100,932,107

Investments	Ounces	Value ($)
COMMODITIES - 8.4%

Gold bullion* (Cost $272,993,545)	352,647	1,160,631,616

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.1%

COMMERCIAL PAPER - 3.4%
AES Corp. (The)
4.75%, 08/01/2025 (e)	25,692,000	25,688,593
Cargill, Inc.
4.32%, 08/01/2025 (e)(f)	37,048,000	37,043,543
Cencora, Inc.
4.55%, 08/01/2025 (e)(f)	18,241,000	18,238,698
Energy Transfer LP
4.55%, 08/01/2025 (e)(f)	12,846,000	12,844,383
Engie SA
4.50%, 08/27/2025 (e)(f)	15,000,000	14,951,016
4.38%, 09/30/2025 (e)	20,000,000	19,852,912
4.39%, 10/27/2025 (e)	15,000,000	14,840,524
General Motors Financial Co., Inc.
4.48%, 08/01/2025 (e)(f)	60,890,000	60,882,450
Global Payments, Inc.
4.88%, 08/01/2025 (e)	12,846,000	12,844,252
Hydro-Quebec
4.40%, 10/16/2025 (e)	10,000,000	9,906,958
4.40%, 10/17/2025 (e)	10,000,000	9,905,750
Kreditanstalt fuer Wiederaufbau
4.39%, 08/29/2025 (e)(f)	11,864,000	11,822,926
4.36%, 10/24/2025 (e)	7,500,000	7,423,411
4.37%, 10/27/2025 (e)	7,500,000	7,420,653
NRW Bank
4.35%, 10/20/2021 (e)(f)	30,000,000	29,708,469
4.38%, 08/15/2025 (e)(f)	10,000,000	9,981,944
4.36%, 08/26/2025 (e)	20,000,000	19,937,336
4.36%, 10/29/2025 (e)	30,000,000	29,676,750
Ontario Teachers' Finance Trust
4.37%, 08/01/2025 (e)(f)	5,000,000	4,999,401
Province of Quebec
4.40%, 09/02/2021 (e)(f)	7,099,000	7,070,875
4.38%, 08/01/2025 (e)(f)	5,000,000	4,999,403
4.37%, 08/20/2025 (e)	10,000,000	9,975,978
PSP Capital, Inc.
4.37%, 08/05/2025 (e)(f)	5,000,000	4,997,002
4.38%, 08/19/2025 (e)(f)	15,000,000	14,966,007
4.38%, 09/03/2025 (e)(f)	15,000,000	14,938,885
4.36%, 11/04/2025 (e)(f)	15,000,000	14,827,280

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Sanofi SA
4.40%, 08/28/2025 (e)(f)	9,887,000	9,853,709
TotalEnergies Capital SA
4.41%, 09/29/2025 (e)	30,000,000	29,781,000
TOTAL COMMERCIAL PAPER (Cost $469,437,593)		469,380,108
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills
4.23%, 08/07/2025 (e)	15,000,000	14,989,329
4.16%, 09/18/2025 (e)	15,000,000	14,914,718
4.07%, 10/02/2025 (e)(g)	22,500,000	22,335,348
3.90%, 10/30/2025 (e)(g)	15,000,000	14,841,019
4.18%, 11/13/2025 (e)	15,000,000	14,818,130
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,933,285)		81,898,544

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (h) (Cost $13,869,562)	13,869,562	13,869,562
TOTAL SHORT-TERM INVESTMENTS (Cost $565,240,440)		565,148,214

Total Investments - 100.2% (Cost $8,953,161,902)		13,826,711,937
Liabilities in excess of other assets - (0.2)%		(26,117,219)
Net Assets - 100.0%		13,800,594,718

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $18,649,326, which represents approximately 0.14% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/2004	$23,433,066	$20.60

(b)	Security fair valued as of July 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2025 amounted to $18,649,326, which represents approximately 0.14% of net assets of the Fund.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2025 amounted to $73,687,872, which represents approximately 0.53% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/2003 - 09/15/2009	$57,283,838	$9.44

(e)	The rate shown was the current yield as of July 31, 2025.
(f)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $272,125,991, which represents approximately 1.97% of net assets of the Fund.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	Represents 7-day effective yield as of July 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,000,694	EUR	35,014,000	Bank of New York Mellon	08/06/2025	$1,037,455
USD	52,055,324	JPY	7,719,336,000	Bank of New York Mellon	08/06/2025	853,331
USD	132,576,528	EUR	114,862,000	Goldman Sachs	09/03/2025	1,226,318
USD	32,318,796	GBP	24,188,000	Goldman Sachs	09/03/2025	365,263
USD	47,717,724	JPY	6,730,585,000	Goldman Sachs	09/03/2025	2,931,147
USD	22,564,119	EUR	19,180,000	JPMorgan Chase Bank	10/01/2025	587,619
USD	31,198,522	GBP	23,144,000	JPMorgan Chase Bank	10/01/2025	615,264
USD	57,876,119	JPY	8,247,318,000	JPMorgan Chase Bank	10/01/2025	2,813,502
USD	134,532,607	EUR	114,862,000	UBS AG	11/05/2025	2,629,933
USD	48,544,506	JPY	6,978,729,000	UBS AG	11/05/2025	1,777,551
USD	125,316,380	EUR	108,348,000	Bank of New York Mellon	12/03/2025	664,758
USD	64,850,600	JPY	9,536,378,000	Bank of New York Mellon	12/03/2025	748,364
Total unrealized appreciation						16,250,505
EUR	114,862,000	USD	131,850,090	Bank of New York Mellon	08/06/2025	(752,313)
JPY	7,719,336,000	USD	51,852,865	Bank of New York Mellon	08/06/2025	(650,872)
USD	86,779,685	EUR	79,848,000	Bank of New York Mellon	08/06/2025	(4,354,853)
USD	109,121,015	EUR	95,682,000	JPMorgan Chase Bank	10/01/2025	(511,701)
Total unrealized depreciation						(6,269,739)
Net unrealized appreciation						$9,980,766

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.5%
Automobile Components	0.8
Banks	3.0
Beverages	5.3
Broadline Retail	3.9
Chemicals	3.7
Commercial Services & Supplies	2.0
Commodities	8.4
Consumer Staples Distribution & Retail	0.4
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	0.9
Entertainment	0.3
Financial Services	4.9
Food Products	4.4
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.3
Household Durables	1.0
Household Products	2.7
Industrial Conglomerates	2.2
Insurance	6.3
Interactive Media & Services	0.7
IT Services	0.5
Leisure Products	1.3
Machinery	5.4
Metals & Mining	5.1
Office REITs	0.3
Oil, Gas & Consumable Fuels	6.1
Personal Care Products	1.7
Pharmaceuticals	4.2
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	2.2
Specialized REITs	0.2
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	3.3
Tobacco	4.3
Trading Companies & Distributors	0.3
Short-Term Investments	4.1
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value July 31, 2025	Shares at July 31, 2025	Dividend Income
Common Stocks 4.5%
Belgium 0.1%
Legris Industries SA*‡(a)(b)	$22,955,965	$—	$—	$—	$(4,306,639)	$18,649,326	905,366	$—

Chile 0.8%
Cia Cervecerias Unidas SA, ADR	101,909,406	—	—	—	8,265,464	110,174,870	9,392,572	3,045,262

France 0.4%
Laurent-Perrier	61,102,473	—	—	—	(633,341)	60,469,132	558,938	1,174,697

Japan 1.5%
Daiichikosho Co. Ltd.^	71,632,170	—	(18,819,023)	(3,491,313)	(5,833,044)	43,488,790	4,050,692	899,189
Kansai Paint Co. Ltd.^^	142,088,475	40,855,061	—	—	(18,179,897)	164,763,639	11,635,930	1,970,104
	213,720,645	40,855,061	(18,819,023)	(3,491,313)	(24,012,941)	208,252,429	15,686,622	2,869,293

Singapore 1.5%
Haw Par Corp. Ltd.	157,504,310	—	—	—	49,805,231	207,309,541	19,436,313	18,080,291

South Korea 0.2%
Fursys, Inc.	26,431,518	—	—	—	2,601,281	29,032,799	872,463	554,910

Total Common Stocks	583,624,317	40,855,061	(18,819,023)	(3,491,313)	31,719,055	633,888,097	46,852,274	25,724,453
Total	$583,624,317	$40,855,061	$(18,819,023)	$(3,491,313)	$31,719,055	$633,888,097	46,852,274	$25,724,453

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Represents an unaffiliated issuer as of July 31, 2025.
^^	Represents an unaffiliated issuer as of October 31, 2024.
(a)	Security fair valued as of July 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2025 amounted to $18,649,326, which represents approximately 0.14% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $18,649,326, which represents approximately 0.14% of net assets of the Fund.

First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund)

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 73.7%

Air Freight & Logistics - 4.1%
CH Robinson Worldwide, Inc.	328,757	37,912,257
Expeditors International of Washington, Inc.	195,594	22,735,847
		60,648,104
Banks - 1.0%
US Bancorp	330,658	14,866,384

Building Products - 0.4%
Carlisle Cos., Inc.	15,235	5,404,007

Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	380,604	38,612,276

Chemicals - 2.8%
International Flavors & Fragrances, Inc.	145,020	10,300,771
Nutrien Ltd. (Canada)	238,370	14,140,108
PPG Industries, Inc.	154,630	16,313,465
RPM International, Inc.	7,729	907,462
		41,661,806
Consumer Finance - 1.2%
American Express Co.	58,719	17,575,184

Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	167,072	17,525,853

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp. *	186,242	13,947,663

Energy Equipment & Services - 2.7%
Noble Corp. plc	375,505	10,067,289
NOV, Inc.	1,034,361	13,012,261
Schlumberger NV	486,530	16,444,714
		39,524,264
Entertainment - 0.8%
Walt Disney Co. (The)	93,652	11,154,890

Financial Services - 1.0%
Berkshire Hathaway, Inc., Class A *	20	14,397,000

Food Products - 0.2%
Kraft Heinz Co. (The)	76,691	2,105,935

Health Care Equipment & Supplies - 5.3%
Becton Dickinson & Co.	259,544	46,263,718
Dentsply Sirona, Inc.	503,680	7,207,661
Medtronic plc	276,170	24,921,581
		78,392,960
Health Care Providers & Services - 7.2%
Elevance Health, Inc.	111,899	31,676,369
HCA Healthcare, Inc.	129,738	45,925,955
Universal Health Services, Inc., Class B	170,425	28,367,241
		105,969,565
Household Products - 2.1%
Colgate-Palmolive Co.	365,303	30,630,656

Insurance - 2.5%
Fidelity National Financial, Inc.	158,855	8,964,187
Willis Towers Watson plc	88,365	27,906,551
		36,870,738
Interactive Media & Services - 9.0%
Alphabet, Inc., Class A	126,759	24,325,052
Alphabet, Inc., Class C	202,083	38,973,727
Meta Platforms, Inc., Class A	89,616	69,312,599
		132,611,378
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A *	56,329	13,628,801

Machinery - 2.4%
Cummins, Inc.	55,552	20,422,026
Deere & Co.	20,543	10,772,133
Flowserve Corp.	75,778	4,246,599
		35,440,758
Media - 3.2%
Charter Communications, Inc., Class A *	21,433	5,773,193
Comcast Corp., Class A	1,020,363	33,906,663
Omnicom Group, Inc.	100,588	7,247,365
		46,927,221
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	48,620	6,035,744
Barrick Mining Corp. (Canada)	500,107	10,562,260
Franco-Nevada Corp. (Canada)	29,128	4,639,963
Newmont Corp.	259,404	16,108,988
Royal Gold, Inc.	36,122	5,469,593
		42,816,548
Office REITs - 0.8%
BXP, Inc., REIT	102,688	6,718,876
Douglas Emmett, Inc., REIT	359,380	5,448,201
		12,167,077
Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corp.	269,349	30,070,122
ONEOK, Inc.	252,943	20,769,150
		50,839,272
Residential REITs - 1.3%
Equity Residential, REIT	296,839	18,760,225

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	66,103	14,848,717

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund)

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Shares	Value ($)
Texas Instruments, Inc.	116,050	21,012,013
		35,860,730
Software - 6.9%
Microsoft Corp.	20,091	10,718,549
Oracle Corp.	258,233	65,531,788
Salesforce, Inc.	96,887	25,028,819
		101,279,156
Specialized REITs - 1.1%
Extra Space Storage, Inc., REIT	42,904	5,764,581
Weyerhaeuser Co., REIT	401,701	10,062,610
		15,827,191
Specialty Retail - 0.4%
Ross Stores, Inc.	38,745	5,290,242

Tobacco - 2.6%
Philip Morris International, Inc.	232,098	38,075,677

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	15,912	3,553,627

TOTAL COMMON STOCKS (Cost $629,343,255)		1,082,365,188

Investments	Ounces	Value ($)
COMMODITIES - 12.0%

Gold bullion* (Cost $53,299,636)	53,402	175,757,186

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.7%

Oil, Gas & Consumable Fuels - 1.7%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	24,528,740

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 1.3%

Banks - 0.1%
Manufacturers & Traders Trust Co.
4.65%, 01/27/2026	1,205,000	1,204,861

Energy Equipment & Services - 0.2%
Noble Finance II LLC
8.00%, 04/15/2030 (a)	2,725,000	2,779,410

Financial Services - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(a)	5,500,000	5,540,700

Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡	600,000	574,500
Embecta Corp.
5.00%, 02/15/2030 (a)	3,000,000	2,720,837
		3,295,337
Machinery - 0.1%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,490,000	1,432,838

Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,571,106
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,715,095
		5,286,201
TOTAL CORPORATE BONDS (Cost $19,065,002)		19,539,347

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25% (c) (Cost $5,693,463)	4,250	5,185,000

Investments	Shares	Value ($)
PREFERRED STOCKS - 0.2%

Banks - 0.2%
US Bancorp, Series A(CME Term SOFR 3 Month + 1.28%), 5.60%, 04/12/23 (b)(c)	1,600	1,334,400
US Bancorp, Series B(CME Term SOFR 3 Month + 0.86%), 5.18%, 03/07/24 (b)(c)	64,000	1,318,400
		2,652,800

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund)

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.8%

COMMERCIAL PAPER - 6.1%
AES Corp. (The)
4.75%, 08/1/2025(d)	7,869,000	7,867,956
Apple, Inc.
4.30%, 08/4/2025(a)(d)	5,000,000	4,997,609
4.35%, 09/15/2025(a)(d)	8,000,000	7,955,942
Cargill, Inc.
4.32%, 08/1/2025(a)(d)	11,347,000	11,345,635
Cencora, Inc.
4.55%, 08/1/2025(a)(d)	5,587,000	5,586,295
Energy Transfer LP
4.55%, 08/1/2025(a)(d)	3,934,000	3,933,505
General Motors Financial Co., Inc.
4.48%, 08/1/2025(a)(d)	18,649,000	18,646,687
Global Payments, Inc.
4.88%, 08/1/2025(d)	3,934,000	3,933,465
Honeywell International, Inc.
4.46%, 10/14/2025(a)(d)	13,000,000	12,881,645
Johnson & Johnson
4.32%, 10/23/2025(d)	13,000,000	12,869,324
TOTAL COMMERCIAL PAPER (Cost $90,029,403)		90,018,063

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (e) (Cost $4,291,793)	4,291,793	4,291,793

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 4.4%
U.S. Treasury Bills
4.23%, 08/7/2025(d)	5,000,000	4,996,443
4.19%, 09/18/2025(d)	5,000,000	4,971,573
4.09%, 10/2/2025(d)	10,000,000	9,926,821
4.12%, 10/16/2025(d)	15,000,000	14,865,775
4.16%, 10/30/2025(d)	15,000,000	14,841,019
4.18%, 11/13/2025(d)	15,000,000	14,818,130
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,442,365)		64,419,761

TOTAL SHORT-TERM INVESTMENTS (Cost $158,763,561)		158,729,617

Total Investments - 100.1% (Cost $886,225,318)		1,468,757,878
Liabilities in excess of other assets - (0.1%)		(920,420)
Net Assets - 100.0%		1,467,837,458

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $77,821,103, which represents approximately 5.30% of net assets of the Fund.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2025.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2025. The maturity date reflects the next call date.
(d)	The rate shown was the current yield as of July 31, 2025.
(e)	Represents 7-day effective yield as of July 31, 2025.

Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund)

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	4.1%
Banks	1.7
Building Products	0.4
Capital Markets	2.6
Chemicals	2.8
Commodities	12.0
Consumer Finance	1.2
Consumer Staples Distribution & Retail	1.2
Electronic Equipment,Instruments & Components	1.0
Energy Equipment & Services	2.9
Entertainment	0.8
Financial Services	1.4
Food Products	0.2
Health Care Equipment & Supplies	5.5
Health Care Providers & Services	7.2
Household Products	2.1
Insurance	2.5
Interactive Media & Services	9.0
Life Sciences Tools & Services	0.9
Machinery	2.5
Media	3.2
Metals & Mining	2.9
Office REITs	0.8
Oil, Gas & Consumable Fuels	5.5
Residential REITs	1.3
Semiconductors & Semiconductor Equipment	2.4
Software	6.9
Specialized REITs	1.1
Specialty Retail	0.4
Tobacco	2.6
Trading Companies & Distributors	0.2
Short-Term Investments	10.8
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 75.6%

Australia - 5.5%
Northern Star Resources Ltd.	16,666,413	165,586,324
Ora Banda Mining Ltd. *	76,767,386	31,819,493
		197,405,817
Canada - 52.8%
Agnico Eagle Mines Ltd.	2,132,360	264,713,657
Alamos Gold, Inc., Class A	6,016,287	146,195,427
B2Gold Corp.	12,416,427	41,758,480
Barrick Mining Corp.	6,944,076	146,658,885
Dundee Precious Metals, Inc. (a)	10,828,252	175,052,573
Franco-Nevada Corp.	1,040,599	165,762,855
G Mining Ventures Corp. *	7,272,273	85,235,070
Kinross Gold Corp.	10,998,600	175,977,600
MAG Silver Corp. (a)	7,541,500	153,812,637
Novagold Resources, Inc. *	11,605,630	60,233,220
Orla Mining Ltd. *	6,549,227	60,973,606
Wheaton Precious Metals Corp.	4,773,406	436,814,383
		1,913,188,393
Mexico - 1.8%
Fresnillo plc	1,477,558	27,244,222
Industrias Penoles SAB de CV *	1,403,600	36,996,560
		64,240,782
South Africa - 2.3%
Gold Fields Ltd., ADR	3,435,881	83,698,061

United Kingdom - 2.5%
Anglogold Ashanti plc	1,984,617	91,788,536

United States - 10.7%
Newmont Corp.	4,060,970	252,186,237
Royal Gold, Inc.	891,278	134,957,315
		387,143,552
TOTAL COMMON STOCKS (Cost $1,215,679,623)		2,737,465,141

Investments	Ounces	Value ($)
COMMODITIES - 18.5%

Gold bullion*	116,393	383,071,489
Silver bullion*	7,857,300	288,259,187
TOTAL COMMODITIES (Cost $424,159,632)		671,330,676

Investments	Number of Rights	Value ($)
RIGHTS - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029* (Cost $45,973,715)	6,835,667	1,606,382

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.9%

COMMERCIAL PAPER - 4.5%
AES Corp. (The)
4.75%, 08/01/2025 (b)	25,107,000	25,103,671
Cargill, Inc.
4.32%, 08/01/2025 (b)(c)	36,204,000	36,199,645
Cencora, Inc.
4.55%, 08/01/2025 (b)(c)	17,826,000	17,823,750
Energy Transfer LP
4.55%, 08/01/2025 (b)(c)	12,554,000	12,552,419
General Motors Financial Co., Inc.
4.48%, 08/01/2025 (b)(c)	59,504,000	59,496,622
Global Payments, Inc.
4.88%, 08/01/2025 (b)	12,554,000	12,552,291
TOTAL COMMERCIAL PAPER (Cost $163,749,000)		163,728,398

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (d) (Cost $13,660,195)	13,660,195	13,660,195
TOTAL SHORT-TERM INVESTMENTS (Cost $177,409,195)		177,388,593

Total Investments - 99.1% (Cost $1,863,222,165)		3,587,790,792
Other assets less liabilities - 0.9%		34,199,676
Net Assets - 100.0%		3,621,990,468

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of July 31, 2025.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $126,072,436, which represents approximately 3.48% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2025.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	18.5%
Metals & Mining	75.7
Short-Term Investments	4.9
Total Investments	99.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value July 31, 2025	Shares at July 31, 2025	Dividend Income

Common Stocks 10.7%
Canada 10.7%
Dundee Precious Metals, Inc.	$138,413,886	$—	$(39,888,897)	$23,525,854	$53,001,730	$175,052,573	10,828,252	$1,298,397
MAG Silver Corp.	108,160,763	19,713,191	—	—	25,938,683	153,812,637	7,541,500	2,435,905
Novagold Resources, Inc.*^	87,830,560	6,464,063	(48,074,882)	(40,694,760)	54,708,239	60,233,220	11,605,630	—
	334,405,209	26,177,254	(87,963,779)	(17,168,906)	133,648,652	389,098,430	29,975,382	3,734,302

Total Common Stocks	334,405,209	26,177,254	(87,963,779)	(17,168,906)	133,648,652	389,098,430	29,975,382	3,734,302
Total	$334,405,209	$26,177,254	$(87,963,779)	$(17,168,906)	$133,648,652	$389,098,430	29,975,382	$3,734,302

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 63.3%

Brazil - 1.7%
Ambev SA, ADR	9,345,635	20,373,484
Itausa SA (Preference)	6,681,290	12,349,448
		32,722,932
Canada - 5.2%
Agnico Eagle Mines Ltd.	16,806	2,086,316
Barrick Mining Corp.	90,496	1,911,276
Franco-Nevada Corp. (a)	20,862	3,323,942
Franco-Nevada Corp.	42,649	6,793,799
Imperial Oil Ltd.	238,922	19,921,087
Nutrien Ltd. (a)	175,280	10,397,610
Power Corp. of Canada	797,956	32,157,811
Wheaton Precious Metals Corp. (a)	281,516	25,761,529
		102,353,370
Chile - 1.2%
Cia Cervecerias Unidas SA, ADR	1,327,830	15,575,446
Quinenco SA	2,083,758	8,033,933
		23,609,379
China - 0.3%
Budweiser Brewing Co. APAC Ltd. (b)	4,909,800	5,154,030

Finland - 0.4%
Kesko OYJ, Class B	318,997	6,938,004

France - 0.7%
Danone SA	91,535	7,490,942
Sanofi SA	18,343	1,646,665
Sodexo SA	58,674	3,489,549
Wendel SE	19,995	1,873,647
		14,500,803
Germany - 1.0%
FUCHS SE (Preference)	318,042	14,553,696
Henkel AG & Co. KGaA (Preference)	56,692	4,368,637
		18,922,333
Hong Kong - 4.4%
CK Asset Holdings Ltd.	2,483,000	11,377,608
Hongkong Land Holdings Ltd.	4,334,700	26,224,935
Jardine Matheson Holdings Ltd.	868,600	47,166,190
Mandarin Oriental International Ltd.	1,047,200	2,073,456
		86,842,189
Japan - 2.8%
FANUC Corp.	347,200	9,664,993
MS&AD Insurance Group Holdings, Inc.	189,700	4,053,145
Nagaileben Co. Ltd.	22,700	328,894
Secom Co. Ltd.	353,400	12,691,742
Shimano, Inc.	108,300	11,847,583
SMC Corp.	11,200	3,897,304
Sompo Holdings, Inc.	204,800	6,038,949
Subaru Corp.	57,300	1,054,081
USS Co. Ltd.	429,800	4,671,450
		54,248,141
Mexico - 2.8%
Coca-Cola Femsa SAB de CV, ADR	196,999	16,358,797
Fomento Economico Mexicano SAB de CV, ADR	211,291	19,113,384
GMexico Transportes SAB de CV (b)	1,901,378	3,275,631
Grupo Mexico SAB de CV, Series B	2,455,064	15,368,063
		54,115,875
Netherlands - 0.9%
HAL Trust	40,521	5,749,848
Heineken Holding NV	159,417	10,759,239
Heineken NV	13,745	1,078,869
		17,587,956
Norway - 0.9%
Orkla ASA	1,753,522	18,440,102

Singapore - 0.8%
United Overseas Bank Ltd.	386,000	10,724,137
UOL Group Ltd.	764,200	4,039,711
		14,763,848
South Korea - 4.2%
KT&G Corp.	410,945	38,515,359
Samsung Electronics Co. Ltd.	317,526	16,182,387
Samsung Electronics Co. Ltd. (Preference)	372,602	15,341,688
Samsung Life Insurance Co. Ltd.	143,349	12,939,328
		82,978,762
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	996,753	12,144,816

Switzerland - 4.5%
Cie Financiere Richemont SA (Registered)	168,707	27,545,859
Nestle SA (Registered)	430,180	37,587,873
Schindler Holding AG	55,939	20,229,553
Schindler Holding AG (Registered)	7,544	2,645,903
		88,009,188
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	59,403	14,352,953

Thailand - 0.8%
Bangkok Bank PCL, NVDR	2,026,300	9,159,019
Thai Beverage PCL	17,954,100	6,411,114
		15,570,133
United Kingdom - 10.2%
BAE Systems plc	484,359	11,557,117
Berkeley Group Holdings plc	214,849	10,332,484
British American Tobacco plc	1,307,848	70,071,037
Diageo plc	304,273	7,374,835

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)

Great Portland Estates plc, REIT	523,564	2,347,455
Haleon plc	4,109,584	19,276,716
Lloyds Banking Group plc	10,534,141	10,802,218
Reckitt Benckiser Group plc	243,748	18,267,887
Unilever plc	842,191	49,229,962
		199,259,711
United States - 19.2%
Analog Devices, Inc. (a)	64,448	14,476,954
Bank of New York Mellon Corp. (The) (a)	52,920	5,368,734
Becton Dickinson & Co. (a)	197,518	35,207,583
BXP, Inc., REIT (a)	97,307	6,366,797
CH Robinson Worldwide, Inc. (a)	133,684	15,416,439
Colgate-Palmolive Co. (a)	232,838	19,523,466
Comcast Corp., Class A	635,037	21,102,280
Dollar General Corp. (a)	15,479	1,623,747
Douglas Emmett, Inc., REIT	366,396	5,554,563
Elevance Health, Inc. (a)	32,402	9,172,358
Equity Residential, REIT (a)	345,193	21,816,198
Exxon Mobil Corp. (a)	395,470	44,150,271
Fidelity National Financial, Inc. (a)	105,623	5,960,306
General Dynamics Corp. (a)	7,297	2,273,818
HCA Healthcare, Inc. (a)	60,290	21,342,057
IDACORP, Inc.	45,996	5,764,679
Kraft Heinz Co. (The)	39,146	1,074,949
Medtronic plc (a)	233,926	21,109,482
Noble Corp. plc (a)	170,546	4,572,338
Omnicom Group, Inc.	93,506	6,737,107
ONEOK, Inc. (a)	81,888	6,723,824
Oracle Corp. (a)	16,238	4,120,717
Philip Morris International, Inc. (a)	204,693	33,579,887
PPG Industries, Inc.	14,351	1,514,031
Royal Gold, Inc. (a)	78,623	11,905,095
Schlumberger NV	153,224	5,178,971
Texas Instruments, Inc. (a)	109,344	19,797,825
Universal Health Services, Inc., Class B	19,258	3,205,494
US Bancorp	326,193	14,665,637
Vail Resorts, Inc. (a)	12,576	1,889,670
Weyerhaeuser Co., REIT	129,131	3,234,732
		374,430,009
TOTAL COMMON STOCKS (Cost $984,669,007)		1,236,944,534

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 10.7%

Australia - 0.1%
Nufarm Australia Ltd.
5.00%, 01/27/2030 (c)	2,595,000	2,407,387

Canada - 0.5%
Transcanada Trust
Series 16-A, 5.88%, 08/15/2076 (d)	10,307,000	10,285,555

Chile - 0.0%(e)
Latam Airlines Group SA
7.63%, 01/07/2031 (c)	1,056,000	1,089,264

Germany - 0.2%
IHO Verwaltungs GmbH
7.75%, (7.75% Cash or 8.50% PIK),11/15/2030 (c)	3,650,000	3,746,437

Mexico - 0.5%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(c)	9,000,000	9,066,600

Norway - 0.5%
DNB Boligkreditt A/S
(NIBOR 3M + 0.45%), 4.77%, 10/05/2027 ‡(d)	96,000,000	9,329,142

Poland - 0.1%
Canpack SA
3.13%, 11/01/2025 (c)	420,000	415,968
3.88%, 11/15/2029 (c)	1,000,000	931,533
		1,347,501
United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 09/06/2026	2,425,000	2,390,506

United States - 8.7%
ACCO Brands Corp.
4.25%, 03/15/2029 (c)	6,858,000	6,076,820
American Airlines, Inc.
5.50%, 04/20/2026 (c)	1,066,964	1,065,991
5.75%, 04/20/2029 (c)	502,000	501,824
AMN Healthcare, Inc.
4.63%, 10/01/2027 (c)	2,959,000	2,893,232
Aramark Services, Inc.
5.00%, 02/01/2028 (c)	2,700,000	2,673,374
Ball Corp.
6.88%, 03/15/2028	4,152,000	4,237,962
Bank of New York Mellon Corp. (The)
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (d)(f)	4,475,000	4,412,977
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(f)	9,889,000	9,546,434
Carnival Corp.
4.00%, 08/01/2028 (c)	1,206,000	1,171,328
CCO Holdings LLC
5.13%, 05/01/2027 (c)	1,807,000	1,792,207

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
5.38%, 06/01/2029 (c)	1,900,000	1,866,143
6.38%, 09/01/2029 (c)	1,835,000	1,851,865
Centene Corp.
4.25%, 12/15/2027	3,573,000	3,464,689
4.63%, 12/15/2029	900,000	855,797
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (c)	4,682,000	4,538,521
3.75%, 03/15/2029 (c)	1,522,000	1,433,743
4.00%, 03/15/2031 (c)	2,950,000	2,707,071
Charter Communications Operating LLC
4.20%, 03/15/2028	3,640,000	3,599,157
CITGO Petroleum Corp.
6.38%, 06/15/2026 (c)	4,182,000	4,175,612
Crown Americas LLC
5.25%, 04/01/2030	900,000	909,820
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	4,075,000	3,702,632
Diamond Foreign Asset Co.
8.50%, 10/01/2030 (c)	1,775,000	1,849,981
Dollar General Corp.
3.50%, 04/03/2030	2,750,000	2,607,430
Edgewell Personal Care Co.
5.50%, 06/01/2028 (c)	1,770,000	1,756,690
4.13%, 04/01/2029 (c)	1,557,000	1,472,505
Embecta Corp.
5.00%, 02/15/2030 (c)	4,893,000	4,437,684
6.75%, 02/15/2030 (c)	2,292,000	2,190,333
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (d)	6,705,000	6,630,487
Fair Isaac Corp.
5.25%, 05/15/2026 (c)	1,715,000	1,712,188
4.00%, 06/15/2028 (c)	2,764,000	2,669,481
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	2,525,000	2,529,464
HCA, Inc.
5.88%, 02/15/2026	3,449,000	3,451,584
3.50%, 09/01/2030	2,788,000	2,628,173
5.45%, 04/01/2031	4,150,000	4,265,455
Iron Mountain, Inc.
REIT, 4.88%, 09/15/2027 (c)	3,609,000	3,581,607
REIT, 5.25%, 03/15/2028 (c)	1,005,000	999,885
REIT, 5.00%, 07/15/2028 (c)	1,596,000	1,579,634
REIT, 4.88%, 09/15/2029 (c)	1,322,000	1,292,608
KeyBank NA
4.15%, 08/08/2025	2,575,000	2,574,389
KFC Holding Co.
4.75%, 06/01/2027 (c)	2,322,000	2,310,461
Kraft Heinz Foods Co.
3.00%, 06/01/2026	1,800,000	1,776,392
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (c)	2,583,000	2,457,255
Manufacturers & Traders Trust Co.
4.65%, 01/27/2026	3,480,000	3,479,597
4.70%, 01/27/2028	3,825,000	3,848,234
Mellon Capital IV
Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 5.15%, 12/31/2164 (d)(f)	6,183,000	5,281,701
MSCI, Inc.
4.00%, 11/15/2029 (c)	4,725,000	4,563,147
Noble Finance II LLC
8.00%, 04/15/2030 (c)	5,750,000	5,864,810
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (c)	6,359,000	6,115,046
Service Corp. International
4.63%, 12/15/2027	1,749,000	1,731,152
5.13%, 06/01/2029	857,000	849,207
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,871,160
4.25%, 06/01/2028 (c)	782,000	757,313
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 09/01/2025 (d)(f)	14,157,000	14,147,804
WESCO Distribution, Inc.
7.25%, 06/15/2028 (c)	2,136,000	2,164,443
TOTAL CORPORATE BONDS (Cost $205,992,883)		209,586,891

U.S. TREASURY OBLIGATIONS - 9.6%

U.S. Treasury Bonds
6.63%, 02/15/2027	21,802,200	22,708,354
6.13%, 11/15/2027	21,467,400	22,548,317
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/2026	16,340,000	19,838,836
0.13%, 04/15/2027	20,780,800	23,165,102
1.25%, 04/15/2028	22,225,000	23,767,079
2.13%, 04/15/2029	18,553,000	19,794,002
1.63%, 04/15/2030	9,650,000	9,814,121
1.88%, 07/15/2034	3,565,000	3,646,688
U.S. Treasury Notes
1.75%, 12/31/2026	18,610,000	18,023,349
3.88%, 07/15/2028	4,950,000	4,948,453
4.00%, 03/31/2030	7,750,000	7,767,861
3.38%, 05/15/2033	9,250,000	8,740,166
3.88%, 08/15/2034 (g)	3,600,000	3,482,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost 188,037,088)		188,245,047

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Ounces	Value ($)
COMMODITIES - 8.0%

Gold bullion* (Cost $58,435,439)	47,675	156,908,641

Investments	Shares	Value ($)

PREFERRED STOCKS - 2.2%

United States - 2.2%
Charles Schwab Corp. (The)
Series D, 5.95%, (f)	178,714	4,466,063
MetLife, Inc.
Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 5.58%, (d)(f)	182,311	4,360,879
Northern Trust Corp.
Series E, 4.70%, (f)	304,399	6,148,860
State Street Corp.
Series G, 5.35%, (f)	127,521	2,874,323
Truist Financial Corp.
Series R, 4.75%, (f)	563,348	10,912,051
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 5.60%, (d)(f)	7,400	6,171,600
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 5.18%, (d)(f)	379,475	7,817,185
TOTAL PREFERRED STOCKS (Cost 45,247,134)		42,750,961

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE PREFERRED STOCKS - 1.3%

United States - 1.3%
Bank of America Corp.
Series L, 7.25%, (f)	10,496	12,805,120
Wells Fargo & Co.
Series L, 7.50%, (f)	11,123	13,175,638
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,438,618)		25,980,758

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 1.0%

United States - 1.0%
Enterprise Products Partners LP (Cost $11,024,328)	612,186	18,971,644

Investments	Principal Amount ($)		Value ($)

FOREIGN GOVERNMENT SECURITIES - 0.8%

Brazil - 0.3%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	30,000,000	5,130,402

Canada - 0.0%(e)
Province of Quebec
2.50%, 04/20/2026		893,000	881,187

Mexico - 0.3%
United Mexican States
4.75%, 04/27/2032		5,700,000	5,406,849

Saudi Arabia - 0.2%
Kingdom of Saudi Arabia
4.75%, 01/18/2028 (c)		3,800,000	3,830,479

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 15,087,961)			15,248,917

Investments	Principal Amount ($)	Value ($)

ASSET-BACKED SECURITIES - 0.1%

United States - 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $2,443,539)	2,450,521	2,493,952

LOAN ASSIGNMENTS - 0.1%

United States - 0.1%
Aramark Services, Inc., First Lien Term Loan B7
(CME Term SOFR 1 Month + 2.00%), 6.36%, 04/06/2028 (d) (Cost $2,500,000)	2,500,000	2,507,300

SHORT-TERM INVESTMENTS - 2.5%

COMMERCIAL PAPER - 2.3%
AES Corp. (The)
4.75%, 08/01/2025 (h)	6,884,000	6,883,087
Cargill, Inc.
4.32%, 08/01/2025 (c)(h)	9,927,000	9,925,806

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Cencora, Inc.
4.55%, 08/01/2025 (c)(h)	4,888,000	4,887,383
Energy Transfer LP
4.55%, 08/01/2025 (c)(h)	3,442,000	3,441,567
General Motors Financial Co., Inc.
4.48%, 08/01/2025 (c)(h)	16,316,000	16,313,977
Global Payments, Inc.
4.88%, 08/01/2025 (h)	3,442,000	3,441,531
TOTAL COMMERCIAL PAPER (Cost $44,899,000)		44,893,351

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (i) (Cost $3,730,543)	3,730,543	3,730,543

TOTAL SHORT-TERM INVESTMENTS (Cost $48,629,543)		48,623,894

Total Investments - 99.6% (Cost $1,592,505,540)		1,948,262,539
Other assets less liabilities - 0.4%		6,869,474
Net Assets - 100.0%		1,955,132,013

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $136,579,203, which represents approximately 6.99% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	Perpetual security. The rate reflected was the rate in effect on July 31, 2025. The maturity date reflects the next call date.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	The rate shown was the current yield as of July 31, 2025.
(i)	Represents 7-day effective yield as of July 31, 2025.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,865,371	EUR	1,593,000	Bank of New York Mellon	08/06/2025	$47,200
USD	1,572,631	JPY	233,207,000	Bank of New York Mellon	08/06/2025	25,780
USD	6,253,022	EUR	5,425,000	Goldman Sachs	09/03/2025	49,274
USD	2,439,810	GBP	1,826,000	Goldman Sachs	09/03/2025	27,574
USD	1,169,763	JPY	164,995,000	Goldman Sachs	09/03/2025	71,855
USD	581,161	EUR	494,000	JPMorgan Chase Bank	10/01/2025	15,135
USD	2,419,692	GBP	1,795,000	JPMorgan Chase Bank	10/01/2025	47,719
USD	1,541,339	JPY	219,640,000	JPMorgan Chase Bank	10/01/2025	74,928
USD	6,360,314	EUR	5,425,000	UBS AG	11/05/2025	130,473
USD	1,371,952	JPY	197,231,000	UBS AG	11/05/2025	50,236
USD	3,145,979	EUR	2,720,000	Bank of New York Mellon	12/03/2025	16,688
USD	1,997,157	JPY	293,685,000	Bank of New York Mellon	12/03/2025	23,047
Total unrealized appreciation						579,909
EUR	5,425,000	USD	6,227,358	Bank of New York Mellon	08/06/2025	(35,532)
JPY	233,207,000	USD	1,566,514	Bank of New York Mellon	08/06/2025	(19,663)
USD	4,164,660	EUR	3,832,000	Bank of New York Mellon	08/06/2025	(208,995)
USD	5,623,584	EUR	4,931,000	JPMorgan Chase Bank	10/01/2025	(26,371)
Total unrealized depreciation						(290,561)
Net unrealized appreciation						$289,348

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Written Call Options Contracts as of July 31, 2025:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	84	USD	(1,886,892)	USD	270.00	12/19/2025	(29,400)
Analog Devices, Inc.	Exchange Traded	486	USD	(10,917,018)	USD	310.00	1/16/2026	(68,040)
Analog Devices, Inc.	Exchange Traded	74	USD	(1,662,262)	USD	330.00	9/19/2025	(9,990)
Bank of New York Mellon Corp. (The)	Exchange Traded	210	USD	(2,130,450)	USD	105.00	1/16/2026	(125,580)
Becton Dickinson & Co.	Exchange Traded	110	USD	(1,960,750)	USD	230.00	12/19/2025	(14,025)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,247,750)	USD	285.00	9/19/2025	(6,650)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,247,750)	USD	290.00	9/19/2025	(6,650)
BXP, Inc., REIT	Exchange Traded	294	USD	(1,923,642)	USD	80.00	1/16/2026	(20,580)
BXP, Inc., REIT	Exchange Traded	294	USD	(1,923,642)	USD	82.50	1/16/2026	(14,700)
BXP, Inc., REIT	Exchange Traded	262	USD	(1,714,266)	USD	100.00	10/17/2025	(19,650)
CH Robinson Worldwide, Inc.	Exchange Traded	199	USD	(2,294,868)	USD	110.00	8/15/2025	(131,340)
CH Robinson Worldwide, Inc.	Exchange Traded	351	USD	(4,047,732)	USD	130.00	8/15/2025	(1,755)
Colgate-Palmolive Co.	Exchange Traded	192	USD	(1,609,920)	USD	110.00	8/15/2025	(10,560)
Colgate-Palmolive Co.	Exchange Traded	213	USD	(1,786,005)	USD	110.00	1/16/2026	(21,300)
Dollar General Corp.	Exchange Traded	154	USD	(1,615,460)	USD	145.00	9/19/2025	(3,234)
Elevance Health, Inc.	Exchange Traded	45	USD	(1,273,860)	USD	550.00	12/19/2025	(6,750)
Elevance Health, Inc.	Exchange Traded	45	USD	(1,273,860)	USD	560.00	12/19/2025	(19,800)
Equity Residential, REIT	Exchange Traded	263	USD	(1,662,160)	USD	80.00	10/17/2025	(1,052)
Equity Residential, REIT	Exchange Traded	267	USD	(1,687,440)	USD	90.00	12/19/2025	(17,355)
Exxon Mobil Corp.	Exchange Traded	178	USD	(1,987,192)	USD	125.00	8/15/2025	(2,314)
Exxon Mobil Corp.	Exchange Traded	175	USD	(1,953,700)	USD	135.00	11/21/2025	(7,350)
Exxon Mobil Corp.	Exchange Traded	170	USD	(1,897,880)	USD	140.00	12/19/2025	(6,290)
Exxon Mobil Corp.	Exchange Traded	178	USD	(1,987,192)	USD	140.00	1/16/2026	(9,790)
Exxon Mobil Corp.	Exchange Traded	178	USD	(1,987,192)	USD	145.00	1/16/2026	(6,764)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,741,584)	USD	160.00	12/19/2025	(2,808)
Exxon Mobil Corp.	Exchange Traded	160	USD	(1,786,240)	USD	160.00	1/16/2026	(2,240)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,741,584)	USD	165.00	12/19/2025	(4,212)
Fidelity National Financial, Inc.	Exchange Traded	290	USD	(1,636,470)	USD	75.00	9/19/2025	(33,350)
Franco-Nevada Corp.	Exchange Traded	87	USD	(1,386,171)	USD	200.00	10/17/2025	(16,530)
General Dynamics Corp.	Exchange Traded	72	USD	(2,243,592)	USD	330.00	1/16/2026	(64,440)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,946,945)	USD	440.00	9/19/2025	(9,075)
HCA Healthcare, Inc.	Exchange Traded	53	USD	(1,876,147)	USD	470.00	9/19/2025	(8,215)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,769,950)	USD	500.00	12/19/2025	(4,000)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,769,950)	USD	500.00	1/16/2026	(8,500)
HCA Healthcare, Inc.	Exchange Traded	51	USD	(1,805,349)	USD	520.00	1/16/2026	(8,670)
Medtronic plc	Exchange Traded	220	USD	(1,985,280)	USD	110.00	1/16/2026	(8,140)
Noble Corp. plc	Exchange Traded	845	USD	(2,265,445)	USD	35.00	9/19/2025	(10,563)
Noble Corp. plc	Exchange Traded	338	USD	(906,178)	USD	35.00	12/19/2025	(22,646)
Nutrien Ltd.	Exchange Traded	642	USD	(3,808,344)	USD	70.00	9/19/2025	(12,840)
Nutrien Ltd.	Exchange Traded	324	USD	(1,921,968)	USD	75.00	12/19/2025	(15,390)
Nutrien Ltd.	Exchange Traded	330	USD	(1,957,560)	USD	75.00	1/16/2026	(18,975)
ONEOK, Inc.	Exchange Traded	229	USD	(1,880,319)	USD	100.00	10/17/2025	(5,725)
Oracle Corp.	Exchange Traded	162	USD	(4,111,074)	USD	200.00	9/19/2025	(944,460)
Philip Morris International, Inc.	Exchange Traded	131	USD	(2,149,055)	USD	165.00	9/19/2025	(79,910)
Philip Morris International, Inc.	Exchange Traded	136	USD	(2,231,080)	USD	170.00	9/19/2025	(51,680)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,820,955)	USD	190.00	9/19/2025	(4,440)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,820,955)	USD	195.00	9/19/2025	(2,442)
Philip Morris International, Inc.	Exchange Traded	108	USD	(1,771,740)	USD	200.00	8/15/2025	(540)
Philip Morris International, Inc.	Exchange Traded	114	USD	(1,870,170)	USD	200.00	9/19/2025	(1,938)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,820,955)	USD	200.00	10/17/2025	(4,162)
Philip Morris International, Inc.	Exchange Traded	117	USD	(1,919,385)	USD	200.00	11/21/2025	(13,104)
Philip Morris International, Inc.	Exchange Traded	118	USD	(1,935,790)	USD	200.00	12/19/2025	(18,585)
Philip Morris International, Inc.	Exchange Traded	118	USD	(1,935,790)	USD	200.00	1/16/2026	(17,700)
Philip Morris International, Inc.	Exchange Traded	108	USD	(1,771,740)	USD	220.00	10/17/2025	(108)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Royal Gold, Inc.	Exchange Traded	104	USD	(1,574,768)	USD	250.00	10/17/2025	(11,960)
Royal Gold, Inc.	Exchange Traded	110	USD	(1,665,620)	USD	250.00	11/21/2025	(12,650)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	87	USD	(2,102,094)	USD	330.00	10/17/2025	(6,612)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	87	USD	(2,102,094)	USD	340.00	1/16/2026	(20,532)
Texas Instruments, Inc.	Exchange Traded	227	USD	(4,110,062)	USD	220.00	9/19/2025	(6,356)
Texas Instruments, Inc.	Exchange Traded	100	USD	(1,810,600)	USD	230.00	9/19/2025	(2,000)
Texas Instruments, Inc.	Exchange Traded	115	USD	(2,082,190)	USD	240.00	12/19/2025	(11,155)
Texas Instruments, Inc.	Exchange Traded	91	USD	(1,647,646)	USD	250.00	9/19/2025	(12,103)
Texas Instruments, Inc.	Exchange Traded	99	USD	(1,792,494)	USD	260.00	10/17/2025	(13,464)
Texas Instruments, Inc.	Exchange Traded	99	USD	(1,792,494)	USD	260.00	11/21/2025	(15,147)
Texas Instruments, Inc.	Exchange Traded	100	USD	(1,810,600)	USD	260.00	12/19/2025	(2,750)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,701,964)	USD	280.00	12/19/2025	(1,410)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,701,964)	USD	290.00	12/19/2025	(7,144)
Vail Resorts, Inc.	Exchange Traded	125	USD	(1,878,250)	USD	190.00	10/17/2025	(24,375)
Wheaton Precious Metals Corp.	Exchange Traded	220	USD	(2,013,220)	USD	120.00	9/19/2025	(9,900)
Wheaton Precious Metals Corp.	Exchange Traded	223	USD	(2,040,673)	USD	125.00	12/19/2025	(20,070)
Wheaton Precious Metals Corp.	Exchange Traded	227	USD	(2,077,277)	USD	125.00	1/16/2026	(34,050)
Wheaton Precious Metals Corp.	Exchange Traded	228	USD	(2,086,428)	USD	130.00	12/19/2025	(15,390)
								(2,183,375)
Total Written Options Contracts (Premiums Received ($1,311,810))								(2,183,375)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	0.8
Automobile Components	0.2
Automobiles	0.1
Banks	7.9
Beverages	5.3
Capital Markets	2.2
Chemicals	1.5
Commercial Services & Supplies	1.1
Commodities	8.0
Consumer Staples Distribution & Retail	0.6
Containers & Packaging	0.4
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.3
Electric Utilities	0.3
Energy Equipment & Services	0.9
Financial Services	0.9
Food Products	3.5
Foreign Government Securities	0.8
Ground Transportation	0.2
Health Care Equipment & Supplies	3.7
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	0.5
Hotels, Restaurants and Leisure	0.1
Household Durables	0.5
Household Products	2.1
Industrial Conglomerates	2.8
Insurance	3.2
Leisure Products	0.6
Life Sciences Tools & Services	0.5
Machinery	2.2
Media	1.6
Metals & Mining	3.5
Office REITs	0.7
Oil, Gas & Consumable Fuels	5.7
Passenger Airlines	0.2
Personal Care Products	2.7
Pharmaceuticals	1.1
Professional Services	0.2
Real Estate Management & Development	2.1
Residential REITs	1.1
Semiconductors & Semiconductor Equipment	2.4
Software	0.4
Specialized REITs	0.6
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	1.4
Tobacco	7.4
Trading Companies & Distributors	0.1
U.S. Treasury Obligations	9.6
Short-Term Investments	2.5
Total Investments	99.6%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.4%

Air Freight & Logistics - 5.3%
CH Robinson Worldwide, Inc.	97,819	11,280,487
Expeditors International of Washington, Inc.	96,084	11,168,804
		22,449,291
Beverages - 1.5%
PepsiCo, Inc.	44,711	6,166,541

Electronic Equipment, Instruments & Components - 6.0%
TE Connectivity plc (Ireland)	122,227	25,148,205

Food Products - 1.4%
Nestle SA (Registered) (Switzerland)	68,466	5,982,359

Health Care Equipment & Supplies - 7.6%
Becton Dickinson & Co.	80,101	14,278,004
Medtronic plc	198,151	17,881,146
		32,159,150
Health Care Providers & Services - 7.5%
Elevance Health, Inc.	19,406	5,493,451
HCA Healthcare, Inc.	45,518	16,112,917
UnitedHealth Group, Inc.	39,272	9,800,720
		31,407,088
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	25,758	2,296,583

Insurance - 2.1%
Fidelity National Financial, Inc.	77,032	4,346,916
Willis Towers Watson plc	14,524	4,586,824
		8,933,740
Interactive Media & Services - 13.2%
Alphabet, Inc., Class A	143,530	27,543,407
Meta Platforms, Inc., Class A	36,224	28,017,091
		55,560,498
IT Services - 0.2%
Accenture plc, Class A	2,573	687,248

Machinery - 5.0%
Schindler Holding AG (Switzerland)	57,975	20,965,844

Media - 5.1%
Comcast Corp., Class A	641,779	21,326,316

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	106,908	11,935,209

Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39,643	9,578,542
Texas Instruments, Inc.	111,030	20,103,092
		29,681,634
Software - 8.9%
Microsoft Corp.	6,519	3,477,887
Oracle Corp.	117,807	29,895,882
Salesforce, Inc.	15,543	4,015,223
		37,388,992
Specialized REITs - 1.7%
Extra Space Storage, Inc., REIT	53,100	7,134,516

Specialty Retail - 6.1%
Home Depot, Inc. (The)	48,925	17,980,427
Ross Stores, Inc.	56,403	7,701,265
		25,681,692
Technology Hardware, Storage & Peripherals - 4.7%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	482,035	19,847,533

Textiles, Apparel & Luxury Goods - 2.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,533	10,485,550

Tobacco - 6.3%
British American Tobacco plc (United Kingdom)	147,475	7,901,320
Philip Morris International, Inc.	113,532	18,624,925
		26,526,245
TOTAL COMMON STOCKS (Cost $284,747,214)		401,764,234

MASTER LIMITED PARTNERSHIPS - 3.2%

Oil, Gas & Consumable Fuels - 3.2%
Enterprise Products Partners LP (Cost $11,240,337)	430,666	13,346,339

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.3%

COMMERCIAL PAPER - 1.2%
AES Corp. (The)
4.75%, 08/01/2025(a)	815,000	814,892
Cargill, Inc.
4.32%, 08/01/2025(a)(b)	1,175,000	1,174,859
Cencora, Inc.
4.55%, 08/01/2025(a)(b)	579,000	578,927
Energy Transfer LP
4.55%, 08/01/2025(a)(b)	408,000	407,949
General Motors Financial Co., Inc.
4.48%, 08/01/2025(a)(b)	1,932,000	1,931,760

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Global Payments, Inc.
4.88%, 08/01/2025(a)	408,000	407,944
TOTAL COMMERCIAL PAPER (Cost $5,317,000)		5,316,331

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (c) (Cost $441,981)	441,981	441,981

TOTAL SHORT-TERM INVESTMENTS (Cost $5,758,981)		5,758,312

Total Investments - 99.9% (Cost $301,746,532)		420,868,885
Other assets less liabilities - 0.1%		340,436
Net Assets - 100.0%		421,209,321

(a)	The rate shown was the current yield as of July 31, 2025.
(b)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $4,093,495, which represents approximately 0.97% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2025.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.3%
Beverages	1.5
Electronic Equipment,Instruments & Components	6.0
Food Products	1.4
Health Care Equipment & Supplies	7.6
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	0.5
Insurance	2.1
Interactive Media & Services	13.2
IT Services	0.2
Machinery	5.0
Media	5.1
Oil, Gas & Consumable Fuels	6.0
Semiconductors & Semiconductor Equipment	7.0
Software	8.9
Specialized REITs	1.7
Specialty Retail	6.1
Technology Hardware, Storage & Peripherals	4.7
Textiles, Apparel & Luxury Goods	2.5
Tobacco	6.3
Short-Term Investments	1.3
Total Investments	99.9%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.2%

Aerospace & Defense - 2.6%
AAR Corp. *	39,909	2,981,602
Astronics Corp. *	195,651	7,066,914
Ducommun, Inc. *	167,523	15,241,243
Kratos Defense & Security Solutions, Inc. *	235,669	13,833,770
Leonardo DRS, Inc.	48,557	2,019,971
		41,143,500
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. *	105,865	5,262,549
Radiant Logistics, Inc. *	451,590	2,668,897
		7,931,446
Automobile Components - 0.5%
Goodyear Tire & Rubber Co. (The) *	658,385	6,768,198
Holley, Inc. *	430,556	895,556
		7,663,754
Banks - 4.3%
Ameris Bancorp	159,715	10,916,520
Axos Financial, Inc. *	118,880	10,265,288
Customers Bancorp, Inc. *	86,970	5,544,338
Dime Community Bancshares, Inc.	228,583	6,334,035
Old National Bancorp	496,645	10,484,176
Seacoast Banking Corp. of Florida	358,421	10,103,888
Valley National Bancorp	776,140	7,194,818
Webster Financial Corp.	154,196	8,889,399
		69,732,462
Biotechnology - 0.3%
CareDx, Inc. *	387,797	4,764,086

Building Products - 2.1%
American Woodmark Corp. *	136,638	7,188,525
Insteel Industries, Inc.	353,299	12,754,094
Janus International Group, Inc. *	973,501	8,342,903
Quanex Building Products Corp.	302,716	5,896,908
		34,182,430
Capital Markets - 0.8%
Moelis & Co., Class A	69,959	4,906,924
Perella Weinberg Partners, Class A	369,444	7,366,714
		12,273,638
Chemicals - 2.5%
AdvanSix, Inc.	199,120	4,006,294
Aspen Aerogels, Inc. *	61,594	471,810
Intrepid Potash, Inc. *	338,148	11,253,566
LSB Industries, Inc. *	1,523,819	11,779,121
Mativ Holdings, Inc.	864,409	5,722,388
Mosaic Co. (The)	208,232	7,498,434
		40,731,613
Commercial Services & Supplies - 2.4%
ACCO Brands Corp.	758,625	2,844,844
CECO Environmental Corp. *	479,500	21,553,525

Healthcare Services Group, Inc. *	495,252	6,443,228
Interface, Inc., Class A	123,422	2,544,962
VSE Corp.	29,197	4,570,498
		37,957,057
Communications Equipment - 3.4%
ADTRAN Holdings, Inc. *	995,854	9,251,484
Aviat Networks, Inc. *	330,461	7,137,958
Ceragon Networks Ltd. (Israel) *	517,459	1,143,584
Ciena Corp. *	93,973	8,724,453
Digi International, Inc. *	156,493	5,103,237
Harmonic, Inc. *	645,448	5,492,763
KVH Industries, Inc. *	185,431	980,930
Lantronix, Inc. *	185,911	596,774
NETGEAR, Inc. *	104,174	2,422,046
NetScout Systems, Inc. *	184,081	3,943,015
Ribbon Communications, Inc. *	904,945	3,402,593
Viavi Solutions, Inc. *	692,629	6,960,921
		55,159,758
Construction & Engineering - 2.7%
Ameresco, Inc., Class A *	663,417	11,225,016
Arcosa, Inc.	113,240	9,725,051
Concrete Pumping Holdings, Inc.	384,923	2,629,024
Dycom Industries, Inc. *	47,202	12,688,369
Matrix Service Co. *	468,846	7,163,967
		43,431,427
Construction Materials - 0.2%
Titan America SA (Belgium)	250,666	3,597,057

Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse, Inc. (The) *	133,357	9,142,956

Containers & Packaging - 0.5%
TriMas Corp.	244,498	8,735,913

Diversified Consumer Services - 1.6%
Lincoln Educational Services Corp. *	663,309	15,169,877
Universal Technical Institute, Inc. *	338,088	10,893,195
		26,063,072
Electrical Equipment - 0.8%
LSI Industries, Inc.	265,508	4,858,796
Thermon Group Holdings, Inc. *	306,157	8,658,120
		13,516,916
Electronic Equipment, Instruments & Components - 6.4%
908 Devices, Inc. *	356,254	2,333,464
Advanced Energy Industries, Inc.	104,238	14,480,743
Airgain, Inc. *	445,915	1,988,781
Avnet, Inc.	110,356	5,842,247
Belden, Inc.	65,698	8,123,558
Benchmark Electronics, Inc.	197,410	7,600,285
Fabrinet (Thailand) *	49,332	15,970,248
OSI Systems, Inc. *	28,339	6,263,202
Sanmina Corp. *	51,097	5,929,296
TTM Technologies, Inc. *	338,295	15,984,439
Vishay Intertechnology, Inc.	749,155	12,278,650

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
Vishay Precision Group, Inc. *	211,373	5,605,612
		102,400,525
Energy Equipment & Services - 2.3%
Geospace Technologies Corp. *	449,428	7,285,228
Helix Energy Solutions Group, Inc. *	386,505	2,291,975
Natural Gas Services Group, Inc. *	262,544	6,324,685
Oil States International, Inc. *	2,272,893	11,341,736
ProPetro Holding Corp. *	346,873	1,859,239
RPC, Inc.	287,197	1,335,466
SEACOR Marine Holdings, Inc. *	984,938	4,924,690
Seadrill Ltd. *	43,027	1,254,667
Smart Sand, Inc.	239,037	487,636
		37,105,322
Financial Services - 1.8%
Flywire Corp. *	101,835	1,108,983
MGIC Investment Corp.	343,929	8,907,761
NMI Holdings, Inc., Class A *	234,933	8,767,700
Radian Group, Inc.	202,775	6,612,493
Remitly Global, Inc. *	189,633	3,128,944
		28,525,881
Food Products - 2.3%
Ingredion, Inc.	60,670	7,980,532
Mama's Creations, Inc. *	1,155,435	9,543,893
SunOpta, Inc. (Canada) *	534,000	3,113,220
Utz Brands, Inc.	580,301	7,561,322
Vital Farms, Inc. *	249,262	9,272,546
		37,471,513
Gas Utilities - 0.4%
ONE Gas, Inc.	88,840	6,458,668

Ground Transportation - 1.1%
FTAI Infrastructure, Inc.	1,653,667	10,368,492
Proficient Auto Logistics, Inc. *	332,136	2,295,060
RXO, Inc. *	281,753	4,353,084
		17,016,636
Health Care Equipment & Supplies - 2.8%
Alphatec Holdings, Inc. *	616,706	6,524,750
AngioDynamics, Inc. *	264,421	2,342,770
Artivion, Inc. *	363,065	11,222,339
Axogen, Inc. *	267,012	3,495,187
Embecta Corp.	342,701	3,481,842
Profound Medical Corp. (Canada) *	165,228	918,668
SI-BONE, Inc. *	322,771	5,496,790
Treace Medical Concepts, Inc. *	917,559	4,927,292
Zimvie, Inc. *	319,441	6,002,296
		44,411,934
Health Care Providers & Services - 4.5%
AdaptHealth Corp., Class A *	408,834	3,667,241
Aveanna Healthcare Holdings, Inc. *	704,629	2,797,377
Brookdale Senior Living, Inc. *	1,705,843	13,220,283
Concentra Group Holdings Parent, Inc.	283,108	5,653,667
Hinge Health, Inc., Class A *	63,794	2,867,541

InfuSystem Holdings, Inc. *	804,835	4,507,076
LifeStance Health Group, Inc. *	1,081,843	4,305,735
Pennant Group, Inc. (The) *	374,707	8,307,254
Performant Healthcare, Inc. *	2,355,309	8,361,347
Progyny, Inc. *	134,461	3,161,178
RadNet, Inc. *	80,504	4,405,984
Select Medical Holdings Corp.	315,839	4,671,259
Talkspace, Inc. *	1,527,388	3,711,553
Viemed Healthcare, Inc. *	395,313	2,407,456
		72,044,951
Health Care REITs - 0.2%
Strawberry Fields REIT, Inc., REIT	255,729	2,623,779

Health Care Technology - 0.6%
HealthStream, Inc.	355,741	9,306,185

Hotels, Restaurants & Leisure - 2.1%
Cheesecake Factory, Inc. (The)	69,670	4,452,610
Dave & Buster's Entertainment, Inc. *	57,205	1,672,674
Denny's Corp. *	1,564,396	5,819,553
El Pollo Loco Holdings, Inc. *	650,201	6,697,070
Portillo's, Inc., Class A *	536,155	5,340,104
Potbelly Corp. *	863,356	10,386,173
		34,368,184
Household Durables - 3.9%
Beazer Homes USA, Inc. *	567,451	13,335,098
Century Communities, Inc.	151,700	8,539,193
Champion Homes, Inc. *	74,240	4,521,216
Ethan Allen Interiors, Inc.	195,149	5,809,586
Hooker Furnishings Corp.	288,877	2,729,888
Installed Building Products, Inc.	56,558	11,441,118
Smith Douglas Homes Corp., Class A *	212,835	4,009,811
Taylor Morrison Home Corp., Class A *	196,743	11,662,925
Universal Electronics, Inc. *	146,473	889,091
		62,937,926
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	163,542	8,751,132

Insurance - 3.0%
Axis Capital Holdings Ltd.	87,934	8,251,727
Citizens, Inc., Class A *	519,877	1,985,930
Kemper Corp.	140,195	8,634,610
Lincoln National Corp.	363,972	13,870,973
Old Republic International Corp.	227,495	8,228,494
Stewart Information Services Corp.	106,675	6,926,408
		47,898,142
Interactive Media & Services - 1.4%
Cars.com, Inc. *	600,340	7,726,376
EverQuote, Inc., Class A *	257,719	6,337,310
QuinStreet, Inc. *	489,115	8,026,377
		22,090,063

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
IT Services - 0.3%
Backblaze, Inc., Class A *	1,019,988	5,089,740

Leisure Products - 0.8%
Clarus Corp.	830,665	2,990,394
Johnson Outdoors, Inc., Class A	117,168	3,889,977
Outdoor Holding Co. *	1,667,543	1,967,701
YETI Holdings, Inc. *	124,716	4,582,066
		13,430,138
Machinery - 5.6%
Aebi Schmidt Holding AG (Switzerland) *	227,835	2,346,701
Astec Industries, Inc.	258,121	10,237,079
Enpro, Inc.	46,754	9,931,017
Graham Corp. *	280,041	16,004,343
JBT Marel Corp.	56,053	7,724,104
Luxfer Holdings plc (United Kingdom)	389,900	4,686,598
Manitowoc Co., Inc. (The) *	715,949	9,128,350
Mayville Engineering Co., Inc. *	309,895	5,196,939
Park-Ohio Holdings Corp.	353,128	5,791,299
Timken Co. (The)	69,524	5,290,081
Titan International, Inc. *	544,668	4,607,891
Trinity Industries, Inc.	347,211	8,090,016
		89,034,418
Media - 1.6%
DoubleVerify Holdings, Inc. *	136,386	2,089,434
Magnite, Inc. *	542,195	12,475,907
National CineMedia, Inc.	747,657	3,596,230
Thryv Holdings, Inc. *	609,612	8,022,494
		26,184,065
Metals & Mining - 4.0%
Carpenter Technology Corp.	8,076	2,014,074
Century Aluminum Co. *	297,092	6,292,409
Coeur Mining, Inc. *	1,662,099	14,443,640
Commercial Metals Co.	230,687	11,963,428
Ferroglobe plc	1,826,263	7,725,092
Hecla Mining Co.	1,655,403	9,502,013
Kaiser Aluminum Corp.	132,320	10,229,659
Ramaco Resources, Inc., Class B	198,112	2,690,361
		64,860,676
Multi-Utilities - 0.4%
Black Hills Corp.	105,533	6,097,697

Oil, Gas & Consumable Fuels - 5.6%
Dorian LPG Ltd.	336,659	9,692,413
Golar LNG Ltd. (Bermuda)	244,284	10,054,729
Kosmos Energy Ltd. (Ghana) *	2,068,827	4,447,978
Matador Resources Co.	233,483	11,646,132
Murphy Oil Corp.	283,147	7,024,877
Navigator Holdings Ltd.	598,595	9,439,843
New Fortress Energy, Inc. *	461,950	1,258,814
PBF Energy, Inc., Class A	452,383	10,223,856
Permian Resources Corp., Class A	457,648	6,480,296
Riley Exploration Permian, Inc.	182,882	4,798,824

Scorpio Tankers, Inc. (Monaco)	184,781	8,353,949
SM Energy Co.	257,579	7,106,604
		90,528,315
Paper & Forest Products - 1.0%
Clearwater Paper Corp. *	170,581	3,848,307
Louisiana-Pacific Corp.	141,843	12,824,026
		16,672,333
Passenger Airlines - 0.3%
Blade Air Mobility, Inc. *	1,155,920	4,612,121

Personal Care Products - 0.1%
Nature's Sunshine Products, Inc. *	107,788	1,510,110

Pharmaceuticals - 0.2%
Perrigo Co. plc	126,004	3,360,527

Professional Services - 0.5%
Asure Software, Inc. *	153,638	1,490,289
NV5 Global, Inc. *	259,881	5,834,328
		7,324,617
Real Estate Management & Development - 1.0%
Douglas Elliman, Inc. *	1,389,971	3,822,420
Forestar Group, Inc. *	457,724	11,351,555
		15,173,975
Residential REITs - 0.5%
UMH Properties, Inc., REIT	529,735	8,624,086

Retail REITs - 0.9%
Macerich Co. (The), REIT	150,689	2,518,013
Tanger, Inc., REIT	159,504	4,788,310
Whitestone REIT, REIT	625,845	7,629,051
		14,935,374
Semiconductors & Semiconductor Equipment - 4.4%
Alpha & Omega Semiconductor Ltd. *	287,097	7,312,360
Ambiq Micro, Inc. *	10,000	438,500
Amtech Systems, Inc. *	701,590	3,300,981
Axcelis Technologies, Inc. *	109,988	7,445,088
Cohu, Inc. *	209,778	3,746,635
FormFactor, Inc. *	258,467	7,343,047
Ichor Holdings Ltd. *	306,266	6,061,004
inTEST Corp. *	503,966	3,522,722
Penguin Solutions, Inc. *	267,231	6,298,635
Silicon Motion Technology Corp., ADR (Taiwan)	128,868	9,863,557
Ultra Clean Holdings, Inc. *	331,136	7,457,183
Veeco Instruments, Inc. *	376,055	7,814,423
		70,604,135
Software - 0.8%
Five9, Inc. *	52,795	1,363,695
Silvaco Group, Inc. *	673,117	2,995,371
SimilarWeb Ltd. (Israel) *	256,937	2,147,993
Sprinklr, Inc., Class A *	746,205	6,723,307
		13,230,366

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
Specialized REITs - 0.8%
Outfront Media, Inc., REIT	708,357	12,417,498

Specialty Retail - 2.9%
MarineMax, Inc. *	211,190	4,789,789
Monro, Inc.	307,477	4,333,888
National Vision Holdings, Inc. *	497,401	12,066,948
OneWater Marine, Inc., Class A *	228,876	3,510,958
Shoe Carnival, Inc.	103,809	2,123,932
Sonic Automotive, Inc., Class A	107,457	7,774,514
Tile Shop Holdings, Inc. *	266,002	1,678,473
Warby Parker, Inc., Class A *	445,278	10,664,408
		46,942,910
Technology Hardware, Storage & Peripherals - 0.3%
Eastman Kodak Co. *	443,762	2,973,205
Xerox Holdings Corp.	417,955	1,692,718
		4,665,923
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. *	663,816	1,121,849
Lakeland Industries, Inc.	234,719	3,264,941
		4,386,790
Trading Companies & Distributors - 3.7%
Air Lease Corp., Class A	193,083	10,696,798
Alta Equipment Group, Inc.	685,234	5,317,416
Boise Cascade Co.	77,665	6,509,104
Custom Truck One Source, Inc. *	570,518	3,531,506
DNOW, Inc. *	195,548	3,042,727
NPK International, Inc. *	280,795	2,532,771
QXO, Inc. *	131,546	2,638,813
Titan Machinery, Inc. *	655,583	12,665,864
WESCO International, Inc.	61,515	12,731,144
		59,666,143
TOTAL COMMON STOCKS (Cost $1,328,925,011)		1,528,789,883

EXCHANGE TRADED FUNDS - 0.3%

SPDR S&P Regional Banking ETF (Cost $4,208,989)	66,955	4,021,318

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(a)

IT Services - 0.0%(a)
Flexion, Inc., CVR *‡(b) (Cost $27,802)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 4.2%

INVESTMENT COMPANIES - 4.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (c) (Cost $67,449,178)	67,449,178	67,449,178

Total Investments - 99.7% (Cost $1,400,610,980)		1,600,260,379
Other assets less liabilities - 0.3%		4,990,968
Net Assets - 100.0%		1,605,251,347

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of July 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2025.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	0.5
Automobile Components	0.5
Banks	4.3
Biotechnology	0.3
Building Products	2.1
Capital Markets	0.8
Chemicals	2.5
Commercial Services & Supplies	2.4
Communications Equipment	3.4
Construction & Engineering	2.7
Construction Materials	0.2
Consumer Staples Distribution & Retail	0.6
Containers & Packaging	0.5
Diversified Consumer Services	1.6
Electrical Equipment	0.8
Electronic Equipment,Instruments & Components	6.4
Energy Equipment & Services	2.3
Equity Funds	0.3
Financial Services	1.8
Food Products	2.3
Gas Utilities	0.4
Ground Transportation	1.1
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	4.5
Health Care REITs	0.2
Health Care Technology	0.6
Hotels, Restaurants & Leisure	2.1
Household Durables	3.9
Household Products	0.6
Insurance	3.0
Interactive Media & Services	1.4
IT Services	0.3
Leisure Products	0.8
Machinery	5.6
Media	1.6
Metals & Mining	4.0
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	5.6
Paper & Forest Products	1.0
Passenger Airlines	0.3
Personal Care Products	0.1
Pharmaceuticals	0.2
Professional Services	0.5
Real Estate Management & Development	1.0
Residential REITs	0.5
Retail REITs	0.9
Semiconductors & Semiconductor Equipment	4.4
Software	0.8
Specialized REITs	0.8
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	0.3

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Trading Companies & Distributors	3.7%
Short-Term Investments	4.2
Total Investments	99.7%

Affiliated Securities
Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value July 31, 2025	Shares at July 31, 2025	Dividend Income
Common Stocks 0.2%
United States 0.2%
Amtech Systems, Inc.*^	$4,023,077	$117,845	$(166,894)	$(235,763)	$(437,284)	$3,300,981	701,590	$—
Total Common Stocks	4,023,077	117,845	(166,894)	(235,763)	(437,284)	3,300,981	701,590	—
Total	$4,023,077	$117,845	$(166,894)	$(235,763)	$(437,284)	$3,300,981	701,590	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2025.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.4%

Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	1,756	860,826

Air Freight & Logistics - 0.8%
GXO Logistics, Inc. *	7,211	358,459

Automobile Components - 0.5%
Goodyear Tire & Rubber Co. (The) *	20,999	215,870

Banks - 2.5%
Webster Financial Corp.	19,100	1,101,115

Biotechnology - 2.0%
CareDx, Inc. *	23,015	282,739
Exelixis, Inc. *	16,271	589,336
		872,075
Building Products - 1.4%
Lennox International, Inc.	977	594,993

Capital Markets - 5.6%
Evercore, Inc., Class A	4,090	1,231,663
Houlihan Lokey, Inc., Class A	4,002	763,021
Raymond James Financial, Inc.	2,643	441,724
		2,436,408
Communications Equipment - 1.3%
Ciena Corp. *	6,300	584,892

Construction & Engineering - 5.2%
Arcosa, Inc.	1,796	154,241
Dycom Industries, Inc. *	3,912	1,051,585
Quanta Services, Inc.	2,618	1,063,248
		2,269,074
Construction Materials - 1.5%
James Hardie Industries plc, ADR *	17,876	463,703
Titan America SA (Belgium)	13,525	194,084
		657,787
Consumer Staples Distribution & Retail - 4.8%
Casey's General Stores, Inc.	1,093	568,502
Chefs' Warehouse, Inc. (The) *	9,979	684,160
Performance Food Group Co. *	8,400	843,360
		2,096,022
Electrical Equipment - 4.4%
Generac Holdings, Inc. *	5,835	1,136,016
nVent Electric plc	10,000	784,200
		1,920,216
Electronic Equipment, Instruments & Components - 10.9%
Avnet, Inc.	5,328	282,064
Belden, Inc.	5,275	652,254
Coherent Corp. *	8,701	936,228
Fabrinet (Thailand) *	3,136	1,015,217
Flex Ltd. *	19,248	959,898

OSI Systems, Inc. *	2,545	562,470
Trimble, Inc. *	4,503	377,757
		4,785,888
Entertainment - 0.2%
Roku, Inc., Class A *	1,000	94,160

Financial Services - 5.1%
MGIC Investment Corp.	18,425	477,207
Radian Group, Inc.	23,931	780,390
Rocket Cos., Inc., Class A	57,500	849,275
Walker & Dunlop, Inc.	1,392	104,414
		2,211,286
Food Products - 1.5%
Ingredion, Inc.	4,982	655,332

Ground Transportation - 1.1%
XPO, Inc. *	3,885	467,327

Health Care Equipment & Supplies - 0.3%
Zimmer Biomet Holdings, Inc.	1,636	149,939

Health Care Providers & Services - 7.4%
Cardinal Health, Inc.	7,829	1,215,218
Ensign Group, Inc. (The)	1,125	168,750
Quest Diagnostics, Inc.	3,835	642,017
Tenet Healthcare Corp. *	7,533	1,214,922
		3,240,907
Hotels, Restaurants & Leisure - 5.7%
Aramark	12,485	531,362
Cheesecake Factory, Inc. (The)	15,215	972,391
Denny's Corp. *	41,248	153,442
Texas Roadhouse, Inc., Class A	4,615	854,375
		2,511,570
Household Durables - 4.1%
Beazer Homes USA, Inc. *	24,580	577,630
Century Communities, Inc.	2,000	112,580
SharkNinja, Inc. *	6,500	754,650
Toll Brothers, Inc.	3,091	365,851
		1,810,711
Insurance - 3.3%
Axis Capital Holdings Ltd.	7,512	704,926
Old Republic International Corp.	20,760	750,889
		1,455,815
IT Services - 1.7%
Kyndryl Holdings, Inc. *	20,000	755,400

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A *	2,208	534,226

Machinery - 6.6%
Chart Industries, Inc. *	5,980	1,189,004
Donaldson Co., Inc.	4,200	302,274
Dover Corp.	3,514	636,526

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
Enpro, Inc.	3,515	746,621
		2,874,425
Multi-Utilities - 0.4%
Black Hills Corp.	3,030	175,073

Oil, Gas & Consumable Fuels - 5.1%
Expand Energy Corp.	8,674	908,862
HF Sinclair Corp.	3,891	170,970
Matador Resources Co.	13,637	680,214
Permian Resources Corp., Class A	33,871	479,613
		2,239,659
Passenger Airlines - 1.8%
Delta Air Lines, Inc.	12,694	675,448
Southwest Airlines Co.	4,000	123,720
		799,168
Personal Care Products - 0.5%
Coty, Inc., Class A *	48,074	233,159

Specialty Retail - 3.7%
Lithia Motors, Inc., Class A	1,644	473,472
RH *	575	118,231
Shoe Carnival, Inc.	4,997	102,239
Warby Parker, Inc., Class A *	39,200	938,840
		1,632,782
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. *	3,225	342,398

Trading Companies & Distributors - 3.0%
Air Lease Corp., Class A	14,992	830,557
QXO, Inc. *	24,000	481,440
		1,311,997
TOTAL COMMON STOCKS (Cost $29,817,666)		42,248,959

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (a) (Cost $1,490,027)	1,490,027	1,490,027

Total Investments - 99.8% (Cost $31,307,693)		43,738,986
Other assets less liabilities - 0.2%		83,705
Net Assets - 100.0%		43,822,691

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.0%
Air Freight & Logistics	0.8
Automobile Components	0.5
Banks	2.5
Biotechnology	2.0
Building Products	1.4
Capital Markets	5.6
Communications Equipment	1.3
Construction & Engineering	5.2
Construction Materials	1.5
Consumer Staples Distribution & Retail	4.8
Electrical Equipment	4.4
Electronic Equipment,Instruments & Components	10.9
Entertainment	0.2
Financial Services	5.1
Food Products	1.5
Ground Transportation	1.1
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	7.4
Hotels, Restaurants & Leisure	5.7
Household Durables	4.1
Insurance	3.3
IT Services	1.7
Life Sciences Tools & Services	1.2
Machinery	6.6
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	5.1
Passenger Airlines	1.8
Personal Care Products	0.5
Specialty Retail	3.7
Textiles, Apparel & Luxury Goods	0.8
Trading Companies & Distributors	3.0
Short-Term Investments	3.4
Total Investments	99.8%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 92.4%

Australia - 1.7%
Glencore plc	55,820	224,024
Ora Banda Mining Ltd. *	56,554	23,441
		247,465
Belgium - 1.1%
Shurgard Self Storage Ltd., REIT	4,063	161,229

Canada - 15.5%
Agnico Eagle Mines Ltd.	1,784	221,468
Canadian National Railway Co.	1,752	163,593
Canadian Pacific Kansas City Ltd.	2,426	178,413
Franco-Nevada Corp.	1,781	283,706
G Mining Ventures Corp. *	2,976	34,880
Imperial Oil Ltd.	4,129	344,272
Nutrien Ltd.	6,241	370,289
TransAlta Corp.	15,230	183,230
Wheaton Precious Metals Corp.	5,915	540,956
		2,320,807
China - 3.5%
Contemporary Amperex Technology Co. Ltd., Class H *	2,800	144,887
GDS Holdings Ltd., Class A *	85,000	383,073
		527,960
Faroe Islands - 1.0%
Bakkafrost P/F	3,802	151,868

France - 0.5%
Air Liquide SA	411	80,859

Germany - 2.1%
FUCHS SE (Preference)	6,778	310,163

Hong Kong - 4.4%
CK Asset Holdings Ltd.	33,000	151,213
Guoco Group Ltd. (a)	15,000	141,592
Hongkong Land Holdings Ltd.	60,700	367,235
		660,040
Indonesia - 1.3%
United Tractors Tbk. PT	133,788	196,042

Japan - 3.6%
Kansai Paint Co. Ltd.	18,800	266,206
Komatsu Ltd.	6,700	215,860
Shin-Etsu Chemical Co. Ltd.	2,200	63,309
		545,375
Mexico - 8.9%
FIBRA Macquarie Mexico, REIT (b)	178,760	293,369
GCC SAB de CV	26,808	250,502
GMexico Transportes SAB de CV (b)	96,735	166,652
Grupo Mexico SAB de CV, Series B	63,460	397,243
Prologis Property Mexico SA de CV, REIT	61,072	229,558
		1,337,324
Russia - 0.0%
Alrosa PJSC ‡(c)	48,132	—

Singapore - 0.2%
Sheng Siong Group Ltd.	22,300	35,999

South Korea - 2.0%
Samsung Electronics Co. Ltd. (Preference)	7,390	304,279

Switzerland - 0.7%
Barry Callebaut AG (Registered)	82	99,860

United Kingdom - 10.3%
Ashtead Group plc	3,769	251,812
Big Yellow Group plc, REIT	22,086	272,312
Cranswick plc	2,574	180,265
Derwent London plc, REIT	6,921	176,407
Great Portland Estates plc, REIT	50,831	227,906
Shell plc	11,876	427,965
		1,536,667
United States - 35.6%
American Water Works Co., Inc.	451	63,248
BXP, Inc., REIT	2,158	141,198
Carlisle Cos., Inc.	401	142,239
Comcast Corp., Class A	4,002	132,986
CRH plc	4,020	380,981
Cummins, Inc.	499	183,442
Deere & Co.	227	119,032
Dominion Energy, Inc.	4,550	265,948
Douglas Emmett, Inc., REIT	15,483	234,722
EastGroup Properties, Inc., REIT	825	134,673
Equinix, Inc., REIT	86	67,525
Equity Residential, REIT	2,251	142,263
Extra Space Storage, Inc., REIT	2,335	313,731
Exxon Mobil Corp.	529	59,058
HCA Healthcare, Inc.	1,154	408,504
IDACORP, Inc.	2,002	250,911
Noble Corp. plc	10,846	290,781
ONEOK, Inc.	4,681	384,357
PulteGroup, Inc.	2,869	323,967
Reliance, Inc.	787	228,332
RPM International, Inc.	1,295	152,046
Schlumberger NV	3,560	120,328
TXNM Energy, Inc.	5,387	305,928
UGI Corp.	8,545	309,158
Williams Cos., Inc. (The)	3,165	189,742
		5,345,100
TOTAL COMMON STOCKS (Cost $12,293,164)		13,861,037

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 4.5%

United States - 4.5%
Black Stone Minerals LP	17,495	219,212
Enterprise Products Partners LP	15,002	464,912

TOTAL MASTER LIMITED PARTNERSHIPS (Cost 635,613)		684,124

Investments	Ounces	Value ($)
COMMODITIES - 2.2%

Gold bullion* (Cost $274,172)	100	329,423

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 1.2%

United States - 1.2%
iShares Gold Trust (Cost $161,415)	2,991	185,472

Short-Term Investment - 0.8%

INVESTMENT COMPANIES - 0.8%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.29% (d) (Cost $115,302)	115,302	115,302

Total Investments - 101.1% (Cost $13,479,666)		15,175,358
Liabilities in excess of other assets - (1.1)%		(171,182)
Net Assets - 100.0%		15,004,176

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a) Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at July 31, 2025 amounted to $141,592, which represents approximately 0.94% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/17/2023-01/31/2024	$131,016	$9.44

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security fair valued as of July 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at July 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2025.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
July 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Building Products	0.9%
Chemicals	8.3
Commodities	2.2
Commodity Funds	1.2
Construction Materials	4.2
Consumer Staples Distribution & Retail	0.2
Electric Utilities	3.7
Electrical Equipment	1.0
Energy Equipment & Services	2.7
Food Products	2.9
Gas Utilities	2.1
Ground Transportation	3.4
Health Care Providers & Services	2.7
Household Durables	2.2
Independent Power and Renewable Electricity Producers	1.2
Industrial Conglomerates	0.9
Industrial REITs	4.4
IT Services	2.5
Machinery	3.4
Media	0.9
Metals & Mining	13.0
Multi-Utilities	1.8
Office REITs	5.2
Oil, Gas & Consumable Fuels	15.3
Real Estate Management & Development	3.5
Residential REITs	0.9
Specialized REITs	5.5
Technology Hardware, Storage & Peripherals	2.0
Trading Companies & Distributors	1.7
Water Utilities	0.4
Short-Term Investments	0.8
Total Investments	101.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 112.6%
Alabama 0.7%
Alabama Housing Finance Authority,
Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,500,000	7,001,122
Homewood Educational Building Authority,
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	2,000,000	1,970,311
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	11,020,000	10,749,458
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	1,615,000	1,591,027
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	10,575,000	10,315,383
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	6,748,803
Walker County Economic & Industrial Development Authority,
Alabama Power Co., Revenue, First Series, AMT, Series 2023, 2.90%, 08/01/2025 (b)(c)	11,000,000	11,000,000
		49,376,104
American Samoa 0.0%(d)
American Samoa Economic Development Authority,
Revenue, Series 2018, 6.50%, 09/01/2028 (e)	150,000	156,266
Revenue, Series 2021 A, 5.00%, 09/01/2038 (e)	1,000,000	976,202
		1,132,468
Arizona 2.0%
Arizona Industrial Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.65%, 10/01/2049	1,000,000	945,123
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,025,034
Revenue, GNMA Insured, Series 2025 A, 5.00%, 10/01/2045	2,100,000	2,074,369
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050	3,500,000	3,487,257
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053	1,350,000	1,351,622
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (e)	2,115,000	1,475,278
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	29,500,000	26,693,659
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (e)	1,275,000	1,282,695
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (e)	16,500,000	15,944,353
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (e)	19,000,000	17,663,992
KIPP Nashville Obligated Group, Revenue, Series 2022 A, 5.00%, 07/01/2062	2,160,000	1,920,743
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (e)	1,840,000	1,717,346
San Tan Montessori School, Inc. Obligated Group, Revenue, Refunding, Series 2025, 6.88%, 02/01/2065 (e)	10,000,000	9,584,501
Floreo at Teravalis Community Facilities District,
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.75%, 07/01/2040 (f)	1,469,000	1,471,620
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 6.13%, 07/01/2045 (f)	1,958,000	1,960,863
Industrial Development Authority of the County of Pima (The),
Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	442,799
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	575,000	532,576
Maricopa County & Phoenix Industrial Development Authorities,
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	2,750,000	2,534,292
Maricopa County Industrial Development Authority,
Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (b)(e)(g)	8,400,000	7,861,350
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (e)	2,275,000	2,205,912
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (e)	2,000,000	2,007,234
Paragon Management, Inc., Revenue, Series 2025, 5.63%, 07/01/2045 (e)	535,000	515,305
Paragon Management, Inc., Revenue, Series 2025, 5.88%, 07/01/2060 (e)	1,060,000	1,010,465

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (e)	380,000	365,099
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (e)	2,000,000	1,836,906
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (e)	4,850,000	4,440,255
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2054 (e)	6,630,000	5,604,930
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (e)	5,770,000	4,740,037
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (e)	320,000	328,923
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (e)	550,000	550,041
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (e)	1,120,000	1,128,825
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (e)	1,640,000	1,650,073
Wake Preparatory Academy, Revenue, Series 2025, 6.50%, 06/15/2060	5,000,000	4,902,311
Superstition Vistas,
Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	332,019
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	69,104
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	287,811
Assessment Area 5, Special Assessment, Series 2025, 6.20%, 07/01/2049	469,000	467,168
Superstition Vistas Community Facilities District No. 1 Assessment Area 5, Special Assessment, Series 2025, 5.15%, 07/01/2035	219,000	220,366
Superstition Vistas Community Facilities District No. 1 Assessment Area 5, Special Assessment, Series 2025, 5.60%, 07/01/2040	172,000	172,834
Superstition Vistas Community Facilities District No. 2,
Superstition Vistas Community Facilities District No. 2 Assessment Area 2, Special Assessment, Series 2025, 5.20%, 07/01/2035	210,000	210,616
Superstition Vistas Community Facilities District No. 2 Assessment Area 2, Special Assessment, Series 2025, 6.30%, 07/01/2049	441,000	437,682
Tempe Industrial Development Authority,
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	1,905,000	1,652,053
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	1,917,302
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	224,553
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,258,474
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,570,697
Town of Florence,
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.00%, 07/01/2039	125,000	120,547
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.60%, 07/01/2049	435,000	403,616
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	72,400
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	255,159
Westpark Community Facilities District,
Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 5.15%, 07/01/2035 (f)	579,000	580,069
Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 6.13%, 07/01/2045 (f)	982,000	984,158
		146,492,416

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arkansas 0.6%
Arkansas Development Finance Authority,
Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (e)	11,250,000	12,108,942
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	250,000	250,804
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	988,765
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	349,995
City of Brookland,
Revenue, Series 2025, 4.75%, 04/01/2045	285,000	258,896
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,088,187
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,393,097
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,821,667
County of Jefferson,
COP, Series 2020, 2.40%, 09/01/2040	4,060,000	2,571,682
COP, Series 2020, 2.60%, 09/01/2051	5,760,000	3,062,262
County of Johnson,
Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,198,169
Prairie Grove School District No. 23,
GO, Series 2020, 2.00%, 02/01/2043	1,595,000	970,854
		36,063,320
California 10.5%
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	8,375,000	7,253,733
California Community Housing Agency,
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (e)	12,800,000	9,939,684
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (e)	64,255,000	39,412,950
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (e)	1,000,000	638,145
California County Tobacco Securitization Agency,
Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	95,610,000	20,498,220
California Housing Finance Agency,
Revenue, FHA Insured, Series 2025 A, 4.95%, 08/01/2050	4,920,000	4,760,195
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (b)(e)(g)	112,905,000	100,671,156
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (e)	2,645,000	2,409,004
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (e)	2,100,000	1,851,250
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (e)	8,550,000	7,480,044
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (e)	9,400,000	8,957,109
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (e)	3,510,000	2,902,080
California Municipal Finance Authority,
Special Tax, Series 2025 B, 5.00%, 09/01/2045	1,220,000	1,165,315
Special Tax, Series 2025 B, 5.13%, 09/01/2050	1,220,000	1,167,162
Special Tax, Series 2025 B, 5.13%, 09/01/2055	1,735,000	1,638,916
Revenue, Series 2025-1, Class A-2, 3.54%, 02/20/2041 (g)	31,900,190	27,006,940
Revenue, Series 2025-1, 3.54%, 09/02/2025 (b)(e)(g)	4,000,000	2,378,805
Barlow Respiratory Hospital Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2050	5,030,000	3,921,389
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	956,722
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,041,996
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,185,410

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
California Baptist University, Revenue, Refunding, Series 2025 A, 5.38%, 11/01/2045 (e)	775,000	765,804
California Baptist University, Revenue, Refunding, Series 2025 A, 5.63%, 11/01/2054 (e)	500,000	493,564
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (e)	2,000,000	2,013,361
City of Elk Grove Community Facilities District No. 2023-7 Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	949,740
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2040	2,750,000	2,368,611
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	3,250,000	2,522,374
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	315,733
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	640,059
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	746,403
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,192,262
John Adams Academy - Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,208,570
John Adams Academy - Roseville, Revenue, Series A, 5.00%, 10/01/2044	1,810,000	1,611,421
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (e)	1,000,000	910,306
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (e)	1,250,000	1,114,640
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (e)	2,825,000	2,694,784
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (e)	7,800,000	6,788,235
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (e)	1,670,000	1,463,472
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (e)	710,000	687,669
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (e)	695,000	680,067
Vista Charter Public Schools, Inc., Revenue, Series 2014, 6.00%, 07/01/2044	2,460,000	2,415,970
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (e)	775,000	795,136
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (e)	3,230,000	3,314,338
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (e)	5,560,000	5,729,610
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (e)	1,500,000	1,528,423
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (e)	400,000	348,138
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (e)	1,255,000	1,268,486
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (e)	14,740,000	14,336,624
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (e)	12,000,000	11,700,169
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (e)	16,500,000	15,559,291
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (e)	33,000,000	33,680,166
California School Finance Authority,
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (e)	1,000,000	978,714
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (e)	2,305,000	2,186,707
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (e)	830,000	762,668
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (e)	755,000	680,462
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (e)	4,805,000	4,284,871
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (e)	1,000,000	899,207
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (e)	735,000	652,109

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (e)	5,475,000	4,724,196
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (e)	2,000,000	1,823,531
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, Class A, 5.00%, 06/01/2054 (e)	1,750,000	1,521,937
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2059 (e)	4,650,000	4,067,217
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (e)	8,380,000	7,243,017
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (e)	5,340,000	4,766,776
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (e)	300,000	300,513
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (e)	19,235,000	17,818,554
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (e)	640,000	647,326
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (e)	6,790,000	5,094,200
California Statewide Communities Development Authority,
Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,120,350
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049	820,000	784,426
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054	850,000	809,687
Front Porch Communities & Services Obligated Group, Revenue, Refunding, Series 2021 A, 3.00%, 04/01/2051	7,000,000	4,596,180
California Statewide Financing Authority,
Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	15,000,000	3,548,790
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	785,000	801,943
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	817,192
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	230,000	234,964
Chino Community Facilities District,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	654,070
City & County of San Francisco,
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (e)	1,000,000	901,590
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055 (a)	26,950,000	27,802,450
City of Los Angeles Department of Airports,
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (a)	59,140,000	61,247,330
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (a)	14,085,000	14,317,400
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (a)	18,025,000	18,667,283
Revenue, AMT, Refunding, Series 2025A, 5.00%, 05/15/2055 (a)	3,645,000	3,560,043
City of Rancho,
Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,323,720
City of Rancho Cordova,
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2049	550,000	537,083
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2053	545,000	528,157
CMFA Special Finance Agency I,
Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (e)	12,340,000	8,905,924
CSCDA Community Improvement Authority,
Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (e)	24,965,000	18,143,456
City of Orange Portfolio, Revenue, Senior Lien, Series 2021 A-2, 3.00%, 03/01/2057 (e)	3,000,000	1,896,989
Escondido Portfolio, Revenue, Series 2021 A-2, 4.00%, 06/01/2058 (e)	9,875,000	7,355,455

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Link - Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (e)	1,295,000	943,624
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (e)	23,865,000	14,912,959
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (e)	150,000	111,933
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (e)	6,250,000	3,908,056
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (e)	19,365,000	13,637,902
Renaissance at City Center, Revenue, Series 2020 A, 5.00%, 07/01/2051 (e)	1,000,000	893,968
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (e)	160,000	106,018
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (e)	4,950,000	3,173,297
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (e)	2,250,000	1,485,769
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (e)	40,095,000	22,786,971
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (e)	6,885,000	4,388,584
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (e)	31,100,000	20,790,593
Folsom Ranch Financing Authority,
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	386,333
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2053	460,000	439,260
Golden State Tobacco Securitization Corp.,
Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (h)	50,000,000	4,784,480
Inland Empire Tobacco Securitization Corp.,
Revenue, Series 2007 C-2, 0.00%, 06/01/2047 (h)	40,000,000	6,438,452
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	60,870
Revenue, Series 2015 B, 3.38%, 06/01/2031	70,000	64,683
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	114,103
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	98,309
Revenue, Series 2015 B, 4.00%, 06/01/2037	780,000	696,975
Revenue, Series 2015 B, 5.00%, 06/01/2040	3,960,000	3,694,241
Revenue, Series 2015 B, 4.00%, 06/01/2045	10,985,000	8,521,927
Mountain House Community Facilities District,
Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.13%, 09/01/2045	275,000	267,526
Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.25%, 09/01/2050	400,000	391,078
Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.25%, 09/01/2055	600,000	580,305
River Islands Public Financing Authority,
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,573,347
Woodland-Davis Clean Water Agency,
Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (e)	1,533,585	1,308,918
		721,646,619
Colorado 2.7%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.50%, 12/01/2044 (e)	2,250,000	2,154,479
Revenue, Series 2024, 5.75%, 12/01/2054 (e)	24,525,000	23,721,956
Canyons Metropolitan District No. 5,
GO, Refunding, Series 2024 B, 6.50%, 12/15/2054	3,400,000	3,355,556
CCP Metropolitan District No. 3,
GO, Refunding, Series 2024, 5.00%, 12/01/2053	1,200,000	1,113,290
Colorado Educational & Cultural Facilities Authority,
Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	953,696

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (e)	2,000,000	1,729,723
Stanley Partnership for Art Culture & Education LLC, Revenue, Senior Lien, Series 2025 A1, 6.88%, 02/01/2059 (e)	5,000,000	5,056,077
Colorado Health Facilities Authority,
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.25%, 09/15/2045	3,000,000	2,847,951
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.50%, 09/15/2054	5,255,000	4,912,519
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.63%, 09/15/2059	9,505,000	8,944,456
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	142,286
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,113,439
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	163,410
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	200,000	157,344
Covenant Living Communities and Services Obligated Group, Revenue, Refunding, Series 2025 A, 5.13%, 12/01/2055	1,445,000	1,376,775
Intermountain Healthcare Obligated Group, Revenue, Series 2022 E, 2.65%, 08/01/2025 (b)(c)	1,090,000	1,090,000
Colorado High Performance Transportation Enterprise,
Colorado High Performance Transportation Enterprise C-470 Express Lanes System, Revenue, Series 2017, 5.00%, 12/31/2056	455,000	419,647
Colorado Housing and Finance Authority,
Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049 (a)	2,620,000	2,390,346
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054 (a)	3,500,000	3,214,593
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059 (a)	2,765,000	2,638,398
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064 (a)	2,150,000	2,047,456
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067 (a)	2,230,000	2,112,495
Denver Health & Hospital Authority,
Revenue, Series 2025 A, 6.00%, 12/01/2055	2,500,000	2,611,117
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	3,741,000	3,780,608
Granary Metropolitan District,
Special Assessment, Series 2024, 5.45%, 12/01/2044 (e)	3,040,000	2,778,739
Haymeadow Metropolitan District No. 1,
GO, Series 2025 A, 6.13%, 12/01/2054	1,625,000	1,627,568
Hess Ranch Metropolitan District No. 5,
Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	1,800,000	1,791,216
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	1,683,319	1,675,372
Independence Metropolitan District,
GO, Senior Lien, Refunding, Series 2024 A, 5.38%, 12/01/2054	5,250,000	4,938,452
Ledge Rock Center Residential Metropolitan District No. 1,
GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	3,872,718
Mineral Business Improvement District,
GO, Series 2024 A, 5.75%, 12/01/2054 (e)	3,125,000	2,989,462
Mirabelle Metropolitan District No. 2,
GO, Refunding, Series 2025 B, 6.13%, 12/15/2049	2,100,000	2,001,250
Murphy Creek Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054 (e)	7,065,000	6,468,595
Newlin Crossing Metropolitan District,
GO, Series 2024 A, 5.38%, 12/01/2054 (e)	1,145,000	1,057,398
GO, Series 2024 B, 7.75%, 12/15/2054 (e)	603,000	601,345
Pinery Commercial Metropolitan District No. 2,
Revenue, Series 2025, 5.75%, 12/01/2054	7,200,000	6,784,594
Pinon Pines Metropolitan District No. 3,
GO, Series 2025, 0.00%, 12/01/2054 (i)	4,000,000	3,375,058

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Poudre Heights Valley Metropolitan District,
GO, Series 2024 A, 5.50%, 12/01/2054 (e)	980,000	871,161
Prairie Center Metropolitan District No. 3,
GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,173,111
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,022,640
Ridge at Johnstown Metropolitan District,
Special Assessment, Series 2024, 5.88%, 12/01/2044 (e)	2,000,000	1,810,488
Rocky Mountain Rail Park Metropolitan District,
GO, Series 2021 A, 5.00%, 12/01/2051 (e)	4,000,000	3,515,682
Sky Dance Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054	2,500,000	2,453,219
Sky Ranch Community Authority Board,
GO, Series 2024 B, 6.50%, 12/15/2054	550,000	543,511
Sojourn at Idlewild Metropolitan District,
GO, Series 2025 A, 6.13%, 12/01/2055 (e)	2,500,000	2,505,886
St Vrain Lakes Metropolitan District No. 2,
GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	1,996,010
St. Vrain Lakes Metropolitan District No. 4,
GO, Series 2024 A, 0.00%, 09/20/2054 (e)	17,585,000	11,860,636
STC Metropolitan District No. 2,
GO, Second Lien, Refunding, Series 2025 A-2, 6.25%, 12/01/2055 (e)	2,500,000	2,518,936
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (e)	1,840,000	1,843,906
Sterling Ranch Community Authority Board,
Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	2,600,000	2,559,339
Sunset Parks Metropolitan District,
GO, Series 2024 A, 5.13%, 12/01/2054 (e)	1,415,000	1,288,831
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	513,229
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,266,025
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	918,028
Vail Home Partners Corp.,
Revenue, Series 2025, 5.88%, 10/01/2055 (e)	3,495,000	3,418,168
Revenue, Series 2025, 6.00%, 10/01/2064 (e)	13,000,000	12,742,449
Water Valley Metropolitan District No. 3,
GO, Series 2024 A, 5.25%, 12/01/2054	600,000	553,879
Waterview North Metropolitan District,
GO, Series 2024 A, 5.75%, 12/01/2054 (e)	1,750,000	1,587,790
Weems Neighborhood Metropolitan District,
GO, Series 2025 A, 5.88%, 12/01/2055	1,500,000	1,491,421
		182,463,729
Connecticut 1.4%
Connecticut Housing Finance Authority,
Revenue, Refunding, Series 2024 F-1, 4.60%, 11/15/2044 (a)	21,770,000	20,904,203
Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (a)	34,810,000	33,225,268
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (a)	10,010,000	9,652,228
Connecticut State Health & Educational Facilities Authority,
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,775,429
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	5,772,520
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (e)	3,850,000	3,515,690
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (e)	1,265,000	1,110,624
Nuvance Health Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2039	365,000	277,743
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	4,200,000	3,646,668

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	240,000	196,019
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	3,965,000	2,826,550
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 5.50%, 10/01/2035	1,000,000	1,016,671
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	2,050,000	2,039,993
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	3,220,000	3,167,695
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	2,800,000	2,639,399
Steel Point Infrastructure Improvement District,
Tax Allocation, Series 2024, 5.63%, 04/01/2044 (e)	1,000,000	1,011,079
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (e)	2,500,000	2,589,194
		96,366,973
Delaware 0.2%
Delaware State Economic Development Authority,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, Series 2023B, 5.25%, 11/15/2053	1,000,000	959,458
Delaware State Housing Authority,
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.65%, 07/01/2050	30,000	28,101
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.70%, 07/01/2055	1,485,000	1,397,904
Town of Bridgeville,
Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (e)	870,000	839,616
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (e)	3,055,000	2,996,747
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (e)	1,265,000	1,213,200
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (e)	4,665,000	4,514,597
		11,949,623
District of Columbia 1.2%
District of Columbia,
Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	2,799,371
Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (e)	6,510,000	5,469,688
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (e)	4,345,000	3,705,055
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (e)	7,180,000	6,195,943
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (e)	10,570,000	8,774,348
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	4,100,000	3,948,887
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,391,763
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (h)	20,000,000	4,805,438
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (e)	2,162,000	2,008,343
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (e)	8,635,000	6,327,385
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (e)	6,010,000	3,574,720
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (e)	14,470,000	8,373,705
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (a)	11,750,000	12,034,556
Revenue, AMT, Refunding, Series 2025A, 5.00%, 10/01/2050 (a)	5,590,000	5,523,968

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia
Washington Metropolitan Area Transit Authority Dedicated,
Revenue, Second Lien, Series 2025 A, 5.00%, 07/15/2060	5,785,000	5,743,365
		81,676,535
Florida 19.9%
Academical Village Community Development District,
Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,523,543
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 A, 6.30%, 07/01/2043 (b)(e)(g)	3,250,000	3,214,213
Anabelle Island Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	138,741
Antillia Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	698,248
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,500,000	1,448,590
Arbors Community Development District,
Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (e)	1,000,000	945,379
Arbors Community Development District 2024,
Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (e)	875,000	832,799
Ave Maria Stewardship Community District,
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,445,000	2,053,753
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	756,219
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	250,379
Babcock Ranch Community Independent Special District,
Assessment Area, Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	4,395,000	4,131,263
Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (e)	10,000	9,344
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	14,470
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	3,175,000	2,913,237
Bella Collina Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	641,613
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	847,921
Bellehaven Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2045	1,500,000	1,480,354
Assessment Area 1, Special Assessment, Series 2025, 6.05%, 05/01/2055	1,250,000	1,232,782
Berry Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,375,000	1,071,655
Berry Bay II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	513,308
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,100,000	1,005,001
Bridgewater North Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,548,406
Brightwater Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	655,000	626,784
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (e)	1,450,000	1,372,800
Buckhead Trails Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	1,000,000	954,487
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,675,000	1,576,751
Caldera Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,450,000	1,351,759

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	2,430,000	2,186,623
Capital Projects Finance Authority,
Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (e)	4,355,000	4,239,814
Heritage Charter Academy, Inc., Revenue, Series 2025 A2, 7.50%, 06/15/2065 (e)(f)	11,685,000	11,361,658
Heritage Charter Academy, Inc., Revenue, Series 2025 B1, 9.00%, 06/15/2042 (e)	1,030,000	1,030,737
Heritage Charter Academy, Inc., Revenue, Series 2025 B2, 9.00%, 06/15/2042 (e)(f)	940,000	941,790
Imagine School At North Port, Inc., Revenue, Series 2025A, 6.75%, 06/15/2065 (e)	5,000,000	4,915,749
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (e)	820,000	820,903
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (e)	510,000	507,930
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (e)	1,460,000	1,463,883
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (e)	4,800,000	4,215,705
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (e)	1,885,000	1,606,374
PRG - UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2049 (e)	1,900,000	1,756,174
PRG - UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2058 (e)	1,600,000	1,442,408
PRG - UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (e)(i)	73,715,000	10,012,502
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (e)	1,500,000	1,462,051
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (e)	1,500,000	1,430,859
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (e)	4,500,000	4,404,564
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (e)	8,000,000	7,540,635
Capital Trust Agency, Inc.,
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (e)	2,450,000	1,764,424
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (e)	2,250,000	1,595,276
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (e)	1,085,000	1,056,267
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (e)	2,000,000	1,387,798
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (e)	4,365,000	3,741,472
University Bridge LLC, Revenue, Series 2018 A, 5.25%, 12/01/2058 (e)	12,500,000	11,415,667
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (e)	6,950,000	5,666,172
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (e)	9,000,000	8,561,187
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (e)	1,000,000	882,445
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (e)	1,500,000	1,293,409
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (e)	1,500,000	1,511,794
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (e)	810,000	795,861
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (e)	1,250,000	1,239,615
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (e)	1,100,000	1,092,311
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 4.75%, 07/01/2040 (e)	2,000,000	1,914,699

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.00%, 07/01/2045 (e)	2,750,000	2,568,242
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2050 (e)	2,000,000	1,867,973
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2055 (e)	2,500,000	2,301,512
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.38%, 07/01/2065 (e)	7,445,000	6,832,935
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (e)	1,475,000	1,471,462
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,644,428
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (e)	1,000,000	873,583
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.25%, 06/15/2059 (e)	1,770,000	1,536,638
Caymas Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	937,251
Cedar Crossings Community Development District,
Special Assessment, Series 2025, 5.30%, 05/01/2045 (e)	500,000	467,310
Special Assessment, Series 2025, 5.50%, 05/01/2055 (e)	700,000	638,980
Central Parc Community Development District,
Special Assessment, Series 2024, 4.90%, 05/01/2031	365,000	368,689
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	716,453
Chaparral Palm Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	939,819
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,091,455
Chapel Creek Community Development District,
Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	952,816
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2041 (e)	4,345,000	3,748,258
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (e)	4,345,000	3,332,894
City of Pompano Beach,
John Knox Village of Florida, Inc. Obligated Group, Revenue, Refunding, Series 2020, 4.00%, 09/01/2050	500,000	383,689
John Knox Village of Florida, Inc. Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2056	500,000	367,961
Connerton East Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.63%, 06/15/2055	1,000,000	973,556
Coral Bay Lee County Community Development District,
Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	962,190
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,164,477
Coral Creek Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,700,000	1,626,436
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	970,917
County of Miami-Dade,
Aviation, Revenue, AMT, Series 2025 A, 5.50%, 10/01/2055 (a)	15,000,000	15,254,266
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2045 (e)	4,000,000	4,009,956
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2055 (e)	7,900,000	7,951,618
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2065 (e)	10,500,000	10,477,101
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2045 (e)	1,000,000	998,025
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.75%, 10/01/2055 (e)	1,100,000	1,102,795

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Provident Group - LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (e)	2,150,000	1,779,568
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	12,281,168
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,176,427
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2039 (e)	1,950,000	1,893,262
Creekview Community Development District,
Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,495,000	1,368,141
Phase 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	2,000,000	1,884,489
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,500,000	3,240,900
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	1,000,000	952,508
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,375,000	1,296,504
Crosswinds East Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,750,000	1,681,159
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	720,575
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	918,700
Curiosity Creek Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (e)	900,000	849,579
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (e)	1,475,000	1,373,228
Cypress Creek Reserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	870,000	863,587
Cypress Creek Reserve Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,750,000	1,729,608
Dewey Robbins Community Development District,
Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	862,102
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,242,943
Dowden West Community Development District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	472,960
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	803,707
East Nassau Stewardship District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,151,105
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,421,357
Wildlight Village Phase 3, Special Assessment, Series 2024, Class A, 5.50%, 05/01/2055	1,605,000	1,483,573
East Palm Drive Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	475,681
Edgewater East Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,730,000	1,342,475
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,635,000	2,257,487
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	7,525,000	5,800,153
Assessment Area 3, Special Assessment, Series 2025, 6.30%, 05/01/2055	1,700,000	1,672,726
Edgewater East Community Development District Assessment Area Three, Special Assessment, Series 2025, 6.10%, 05/01/2045	925,000	917,313
Edgewater West Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,852,057
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	2,500,000	2,269,610
Entrada Community Development District,
Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	839,023
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	664,216

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,528,409
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	439,256
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	697,706
Everlands Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	951,584
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (e)	750,000	709,634
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (e)	1,000,000	927,758
Everlands II Community Development District,
Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	694,893
Fish Lake Cover Community Development District,
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	781,548
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,083,653
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (b)(e)(g)	189,740,000	113,844,000
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (b)(e)(g)	92,610,000	55,566,000
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (e)	5,000,000	4,466,751
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 A, 8.25%, 08/13/2025 (b)(e)(g)	277,000,000	235,450,637
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	500,000	406,706
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	4,000,000	3,255,221
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2038	2,000,000	1,626,549
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	10,130,000	8,237,091
Brightline Trains Florida LLC, Revenue, AMT, Refunding, AG Insured, Series 2024, 5.00%, 07/01/2044	8,935,000	8,536,969
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	11,690,000	9,505,685
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	184,805,000	150,408,761
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (e)	1,190,000	1,195,647
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (e)	1,000,000	932,631
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (e)	2,790,000	2,577,969
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (e)	1,500,000	1,357,152
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (e)	2,000,000	1,900,971
Imagine School at Broward, Revenue, Series 2019 A, 5.00%, 12/15/2049 (e)	1,030,000	939,083
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	2,858,325
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	896,750
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (e)	1,600,000	1,490,099
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (e)	7,200,000	6,610,181
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (e)	6,550,000	5,934,562
Florida Local Government Finance Commission,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025A, 6.13%, 06/15/2065 (e)	7,500,000	7,251,952
Orlando Lutheran Towers, Inc., Revenue, Series 2025 A, 6.00%, 07/01/2050 (e)	2,610,000	2,543,302
Orlando Lutheran Towers, Inc., Revenue, Series 2025 A, 6.00%, 07/01/2060 (e)	3,510,000	3,355,036
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2055 (e)	2,000,000	1,929,081
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	871,855
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	785,746
Gardens at Hammock Beach Community Development District,
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	530,000	504,734
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	273,222
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	962,282
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,209,706
Gas Worx Community Development District,
Assessments, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	1,250,000	1,222,133
Gas Worx Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 6.00%, 05/01/2057 (e)	2,400,000	2,329,105
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	544,400
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,787,767
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	4,811,513
Governors Park South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	800,508
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,169,744
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,450,611
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2052	3,815,000	2,876,562
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (a)	37,315,000	37,943,843
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	956,108
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,279,352
Hamilton Bluff Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,303,574
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	1,888,145
Hammock Oaks Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,212,322
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (e)	1,000,000	962,507
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (e)	1,500,000	1,426,086
Harmony on Lake Eloise Community Development District,
Assessment Area No. 2, Special Assessment, Series 2025, 5.45%, 11/01/2045	1,000,000	952,631
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,179,244
Harmony West Community Development District,
Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	595,020
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	942,302

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Hawthorne Mill North Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	930,587
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,295,664
Hickory Tree Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,372,381
Highland Trails Community Development District,
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	841,170
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	279,554
Hillcrest Preserve Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	1,000,000	906,688
Special Assessment, Series 2024, 5.30%, 05/01/2054 (e)	1,500,000	1,351,321
Hills of Minneola Community Development District,
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	652,310
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,014,630
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (e)	4,500,000	3,522,602
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,497,528
Hillsborough County Industrial Development Authority,
BayCare Obligated Group, Revenue, Refunding, Series 2024E, 2.80%, 08/01/2025 (b)(c)	69,030,000	69,030,000
Hobe-St. Lucie Conservancy District,
Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,874,461
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,624,885
Hyde Park Community Development District No. 1,
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	401,560
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	638,688
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,695,000	1,688,355
Ibis Landing Community Development District,
Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.70%, 06/15/2045	615,000	609,917
Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 06/15/2055	800,000	782,637
Kelly Park Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	614,036
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	848,145
Keys Edge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 05/01/2044	975,000	910,516
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	916,180
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	795,000	776,375
Kings Creek I Community Development District Assessment Area One, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,750,000	1,697,767
Kingston One Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	4,000,000	3,929,060
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057	9,400,000	9,198,787
Lake Hideaway Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	2,000,000	1,926,660

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,750,000	2,604,709
Lake Mattie Preserve Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	539,007
Special Assessment, Series 2025, 5.45%, 05/01/2045	980,000	913,475
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	988,670
Lakes of Sarasota Community Development District,
Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044	425,000	399,158
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	634,596
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,314,278
Lakewood Ranch Stewardship District,
Special Assessment, Series 2024, 5.50%, 05/01/2055	765,000	719,140
Assessment Azario, Special Assessment, Series 2020 A, 3.90%, 05/01/2050	770,000	598,545
Assessment Northeast Sector Project Phase 1A, Special Assessment, Series 2018, 5.10%, 05/01/2048	2,535,000	2,416,681
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	420,000	326,610
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	585,000	566,183
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (e)	70,000	54,796
Landings Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	278,215
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	991,796
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	813,089
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	1,785,000	1,761,531
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	3,245,000	3,186,967
Langley South Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2055	4,765,000	4,413,131
Lee County Industrial Development Authority,
Shell Point Obligated Group, Revenue, Series 2024 A, 5.25%, 11/15/2054	1,340,000	1,282,731
Leomas Landing Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	426,229
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/04/2054	555,000	518,750
Liberty Cove Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,014,163
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,851,476
Live Oak Lake Community Development District,
Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,402,880
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,171,563
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (e)	980,000	951,853
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	700,000	648,020
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,150,000	1,037,605
Los Cayos Community Development District,
Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	759,147
Lowery Hills Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (e)	725,000	685,512
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (e)	1,000,000	938,391

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
LT Ranch Community Development District,
Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	781,684
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	270,338
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	983,604
LTC Ranch West Residential Community Development District,
Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,423,151
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	579,479
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,405,000	1,354,988
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044	1,000,000	932,575
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,250,000	1,156,697
Magnolia Island Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	750,000	710,149
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,000,000	936,464
Malabar Springs Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	931,124
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,500,000	1,371,122
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,375,000	1,332,709
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,253,497
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	992,186
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	922,070
Miami-Dade County Industrial Development Authority,
Pinecrest Academy Obligated Group, Revenue, Series 2017, 5.00%, 09/15/2044 (e)	4,210,000	3,806,153
Mirada Community Development District,
Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	1,965,000	1,880,749
Newfield Community Development District,
Newfield Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 5.90%, 05/01/2056	2,915,000	2,840,711
Newport Isles Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,272,002
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,426,327
Normandy Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (e)	1,500,000	1,403,928
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (e)	2,500,000	2,292,555
North AR-1 Pasco Community Development District,
Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	880,000	830,532
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	1,260,000	1,236,235
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,760,000	1,722,261
Northridge Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	1,875,000	1,828,948
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055 (e)	2,375,000	2,307,243

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Orange County Health Facilities Authority,
Orlando Health Obligated Group, Revenue, Refunding, Series 2025 A, 5.25%, 10/01/2056 (a)	10,910,000	10,870,295
Paddocks Community Development District,
Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (e)	1,000,000	925,853
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (e)	1,375,000	1,247,531
Palermo Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	721,939
Palm Beach County Health Facilities Authority,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, Refunding, Series 2025B, 5.00%, 11/15/2055	8,000,000	7,298,513
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	849,065
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	160,000	120,673
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	15,675,000	13,975,187
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,055,115
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,174,228
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,762,716
Spring Lake - Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	906,138
Palm Gate Community Development District,
Special Assessment, Series 2025, 5.30%, 06/15/2045	1,000,000	932,495
Special Assessment, Series 2025, 5.55%, 06/15/2055	1,000,000	923,190
Parker Pointe Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	669,425
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	937,416
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,513,596
Parrish Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2023 A, 5.63%, 05/01/2053	1,725,000	1,672,451
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,475,000	1,412,187
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,035,000	1,931,603
Parrish Lakes II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	3,000,000	2,780,798
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,561,894
Parrish Plantation Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	700,000	695,429
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,545,000	1,538,731
Pasadena Ridge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,261,158
Peace Creek Village Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	858,782
Special Assessment, Series 2025, 5.60%, 05/01/2045 (e)	710,000	672,423
Special Assessment, Series 2025, 5.85%, 05/01/2055 (e)	1,000,000	935,855
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,624,245
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,673,299

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	2,015,000	2,023,649
Pioneer Ranch Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	1,000,000	915,940
Special Assessment, Series 2024, 5.30%, 05/01/2055 (e)	1,250,000	1,117,981
Preston Cove Community Development District,
Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,458,348
Ranches at Lake Mcleod Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	574,025
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 06/15/2055	1,000,000	940,749
Reflection Bay Community Development District,
Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.63%, 05/01/2045	725,000	703,300
Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2055	1,200,000	1,158,134
Regal Village Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	682,229
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,789,084
Assessment Area No. 5, Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	800,000	755,009
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (e)	900,000	835,678
River Landing Community Development District,
Special Assessment, Series 2025, 5.20%, 05/01/2045	640,000	602,855
Special Assessment, Series 2025, 5.45%, 05/01/2055	900,000	836,245
Rivers Edge III Community Development District,
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,613,058
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,131,992
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	445,121
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,000,000	988,347
Riverwalk Community Development District,
Special Assessment, Series 2025, 5.20%, 05/01/2045 (e)	625,000	588,019
Special Assessment, Series 2025, 5.45%, 05/01/2055 (e)	1,000,000	926,547
Rookery Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	733,612
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,355,648
Rustic Oaks Community Development District,
Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,571,537
Assessments, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,330,000	1,780,148
Rye Crossing Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	600,983
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	642,856
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,164,580
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	2,936,466
Saltmeadows Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	405,000	399,675
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2055 (e)	750,000	740,630

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Savanna Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	592,874
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	703,593
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (e)	700,000	671,833
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (e)	1,380,000	1,313,061
Sawyers Landing Community Development District,
Special Assessment, Series 2021, 4.13%, 05/01/2041	1,285,000	1,125,546
Scenic Terrace South Community Development District,
Special Assessment, Series 2022, 4.63%, 05/01/2053	1,935,000	1,644,841
Seagrove Community Development District,
Special Assessment, Series 2024, 4.88%, 06/15/2044	1,500,000	1,382,819
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,158,470
Seminole Palms Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (e)	1,750,000	1,595,917
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055 (e)	1,750,000	1,584,228
Shadowlawn Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,585,000	1,488,398
Special Assessment, Series 2024, 5.85%, 05/01/2054	2,000,000	1,868,594
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,437,696
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	486,370
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,743,253
Project Area, Special Assessment, Series 2024, 5.10%, 05/01/2044	625,000	569,641
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	907,195
Solaeris Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	515,641
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,810,390
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,790,105
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2045 (e)	2,000,000	1,969,700
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 05/01/2056 (e)	3,000,000	2,958,153
Somerset Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (e)	920,000	861,066
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (e)	1,905,000	1,778,107
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,245,000	1,246,868
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	935,136
Southshore Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	639,681
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	865,700
St. Johns County Industrial Development Authority,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	1,761,598

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Stonegate Preserve Community Development District,
Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.70%, 06/15/2045	700,000	693,399
Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.88%, 06/15/2055	1,250,000	1,219,492
Summit View Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,005,000	979,701
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,395,000	1,359,589
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,184,737
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,000,655
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,452,238
Terreno Community Development District,
Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	840,800
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	948,879
Timber Creek Southwest Community Development District,
Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,700,669
Tolomato Community Development District,
Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	804,870
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	885,000	797,363
Tradition Community Development District No. 9,
Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	837,710
Triple Creek Community Development District,
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (e)	1,040,000	799,611
Twisted Oaks Pointe Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,027,620
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,319,598
Two Ridges Community Development District,
Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 5.75%, 05/01/2045	500,000	494,578
Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 6.00%, 05/01/2055	665,000	657,593
Two Rivers West Community Development District,
Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	732,788
Special Assessment, Series 2024, 5.88%, 05/01/2054 (e)	1,355,000	1,326,480
V-Dana Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	1,000,000	948,926
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,375,000	1,285,784
Veranda Community Development District II,
Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (e)	180,000	139,073
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	950,234
Verano No. 2 Community Development District,
Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	500,000	472,969
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	742,825
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	951,766

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Verano No. 4 Community Development District,
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	446,683
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	875,000	867,632
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,695,000	2,706,459
Villamar Community Development District,
Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	967,276
Waterford Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	650,000	605,230
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	900,000	823,409
Wellness Ridge Community Development District,
Assessment Area No. 2, Special Assessment, Series 2024, 5.20%, 06/15/2055 (e)	1,100,000	993,523
West Villages Improvement District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	914,468
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,717,242
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	953,872
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,000,657
Westside Haines City Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,070,000	2,020,169
Westview South Community Development District,
Special Assessment, Series 2025, 6.20%, 05/01/2055 (e)(f)	2,000,000	2,000,640
Willowbrook Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	716,335
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,100,000	1,038,168
Windsor Cay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,009,533
Woodcreek Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.35%, 05/01/2045	575,000	535,025
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	680,835
Woodland Crossing Community Development District,
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.13%, 05/01/2035 (e)	375,000	380,173
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2045 (e)	1,000,000	981,871
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 6.13%, 05/01/2056 (e)	1,925,000	1,886,047
Woodland Preserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (e)	630,000	595,142
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (e)	845,000	785,458
Woodland Ranch Estates Community Development District,
Special Assessment, Series 2025, 5.55%, 05/01/2045	500,000	476,762
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	677,031

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044	780,000	728,436
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,494,587
		1,404,331,306
Georgia 4.0%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (e)	34,440,000	34,353,476
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (e)	132,920,000	112,934,043
DeKalb County Development Authority,
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	445,860
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,143,710
Development Authority of Bulloch County,
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (e)	3,225,000	3,026,670
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (e)	265,000	264,584
Development Authority of Burke County (The),
Georgia Power Co., Revenue, First Series, Series 2009, 2.85%, 08/01/2025 (b)(c)	4,500,000	4,500,000
Development Authority of Lagrange,
LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	17,700,000	14,081,821
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (e)	10,000,000	8,576,306
Fulton County Residential Care Facilities for the Elderly Authority,
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (e)	6,680,000	5,755,121
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (e)	4,000,000	3,407,035
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (e)	12,400,000	9,181,840
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (e)	8,700,000	6,230,844
Gainesville & Hall County Hospital Authority,
Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	794,456
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, First Tier, Series 2021 A, 4.00%, 01/01/2054	3,045,000	2,442,136
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (e)	16,420,000	14,485,906
Georgia Housing & Finance Authority,
Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (a)	4,500,000	4,186,591
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (a)	27,010,000	24,840,976
Revenue, Refunding, Series 2024 C, 4.60%, 12/01/2054 (a)	12,750,000	11,690,685
Revenue, Series 2025 C, 5.15%, 06/01/2055	10,000,000	9,981,777
Oconee County Industrial Development Authority,
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	2,786,125
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	2,771,588
		277,881,550
Guam 0.1%
Guam Government Waterworks Authority,
Revenue, Series 2025A, 5.50%, 07/01/2043 (f)	1,065,000	1,108,212

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Guam
Revenue, Series 2025A, 5.50%, 07/01/2045 (f)	1,000,000	1,032,140
Revenue, Series 2025A, 5.50%, 07/01/2055 (f)	1,500,000	1,523,667
		3,664,019
Hawaii 0.1%
State of Hawaii Department of Budget & Finance,
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (e)	3,000,000	2,989,167
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (e)	2,780,000	2,593,369
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (e)	2,500,000	2,237,477
Queen's Health Systems Obligated Group (The), Revenue, Series 2025B, 2.35%, 08/01/2025 (b)(c)	1,000,000	1,000,000
		8,820,013
Idaho 0.4%
Avimor Community Infrastructure District No. 1,
Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (e)	2,452,000	2,458,857
Assessment Area 6, Special Assessment, Series 2024 B, 5.50%, 09/01/2053 (e)	3,000,000	2,878,570
Spring Valley Community Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (e)	1,413,000	1,261,437
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (e)	9,000,000	8,960,292
Assessment Area 2, Special Assessment, Series 2025, 6.25%, 09/01/2054 (e)	9,300,000	9,244,152
		24,803,308
Illinois 4.0%
Bellwood Municipal Housing Corp.,
Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (e)	8,450,000	7,562,747
Chicago Board of Education,
GO, Series 2017 H, 5.00%, 12/01/2046	6,525,000	5,803,367
GO, Series 2018 D, 5.00%, 12/01/2046	7,465,000	6,647,470
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	899,556
GO, Refunding, Series 2022 B, 4.00%, 12/01/2041	12,885,000	11,038,074
City of Chicago,
GO, BAM Insured, Series 2025 A, 6.00%, 01/01/2046	16,000,000	16,939,893
GO, Series 2025 A, 6.00%, 01/01/2050	37,800,000	38,622,331
GO, Series 2025 C, 6.00%, 01/01/2043	800,000	837,101
GO, Series 2025 F, 6.00%, 01/01/2045	1,755,000	1,819,694
GO, Series 2025 F, 6.00%, 01/01/2050	4,500,000	4,606,779
GO, Series 2025 F, 6.00%, 01/01/2055	6,000,000	6,113,302
City of Harvey,
GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	4,662,000	3,767,903
City of Palos Heights,
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050	8,790,000	7,732,793
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032	1,210,000	1,211,019
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	17,302,646
Illinois Finance Authority,
AIM Art in Motion, Revenue, Series 2021A, 5.00%, 07/01/2051 (e)	3,000,000	2,045,143
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,367,511
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	4,750,000	3,559,407
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (e)	2,360,000	2,303,993
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.13%, 10/01/2050 (e)	1,250,000	1,217,328
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,850,898
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2036	1,725,000	1,653,607

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	344,302
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	5,585,000	5,089,632
Illinois Institute of Technology, Revenue, Refunding, Series 2025 A, 5.88%, 09/01/2046 (e)	43,200,000	41,078,889
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,297
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2044 (e)	750,000	690,522
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2049 (e)	3,700,000	3,328,756
Northwestern Memorial Healthcare Obligated Group, Revenue, Refunding, Series 2021B, 2.80%, 08/01/2025 (b)(c)	3,000,000	3,000,000
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	315,207
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,010,699
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,113,706
Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (e)	100,000	92,978
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (e)	1,185,000	1,179,481
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2049 (e)	2,500,000	2,340,411
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2058 (e)	1,350,000	1,255,195
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	478,508
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	657,386
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	1,021,897
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2030	725,000	698,355
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,110,595
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,051,945
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,283,387
Illinois Housing Development Authority,
Revenue, FHA Insured, Series 2025 A, 5.15%, 07/01/2065	3,450,000	3,340,177
Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (e)	1,640,000	1,494,702
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (e)	1,000,000	891,603
Sangamon County School District No. 186 Springfield,
GO, BAM Insured, Series 2025, 5.50%, 06/01/2060	10,000,000	10,333,792
GO, BAM Insured, Series 2025, 5.00%, 06/01/2062	6,075,000	5,960,368
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (e)	2,000,000	1,733,176
Northern Kane Educational Corp., Revenue, Series 2025 A, 6.00%, 12/01/2055 (e)	2,000,000	1,939,186
Village of Bellwood,
Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,362,053
Village of Bridgeview,
GO, Refunding, Series 2014 A, 5.13%, 12/01/2044	15,000	12,882
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	100,000	96,065
Village of Lincolnwood,
North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (e)	6,040,000	5,748,093
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (e)	1,200,000	1,182,066

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Village of Oswego,
GO, Series 2025 A, 5.00%, 12/15/2050	1,465,000	1,429,080
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (e)	6,095,000	6,070,190
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	1,190,000	990,249
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	6,200,000	4,856,952
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,311,529
		275,810,873
Indiana 2.1%
City of East Chicago,
Revenue, Series 2025, 6.50%, 07/15/2044 (e)	7,220,000	7,168,429
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (e)	2,500,000	2,430,068
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (e)	8,000,000	7,784,094
Pratt Paper IN LLC, Revenue, AMT, Refunding, Series 2024, 4.88%, 01/01/2044 (e)	2,260,000	2,111,760
Pratt Paper IN LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 01/01/2054 (e)	4,175,000	3,809,799
Indiana Finance Authority,
Revenue, Series 2025, 5.25%, 07/01/2055	6,300,000	5,573,124
Revenue, Series 2025, 5.75%, 07/01/2060	5,550,000	5,199,547
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2048	7,000,000	6,317,554
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2053	2,765,000	2,443,482
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	1,025,000	825,183
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	5,000	3,652
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	682,549
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	3,500,000	3,200,039
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.63%, 07/01/2050	5,000,000	4,702,680
Retirement Living, Inc. Obligated Group, Revenue, Refunding, Series 2025 A, 5.38%, 03/01/2055	2,000,000	1,891,259
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (e)	1,800,000	1,770,457
Indiana Housing & Community Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (a)	15,760,000	14,772,779
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (a)	28,130,000	26,562,580
Revenue, GNMA Insured, Series 2025 B-1, 5.00%, 07/01/2050 (a)	13,665,000	13,565,376
Revenue, GNMA Insured, Series 2025 B-1, 5.05%, 07/01/2055 (a)	31,450,000	31,292,313
Town of Whiteland,
Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (e)	1,125,000	1,032,622
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (e)	2,725,000	2,607,720
Town of Whitestown,
Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (e)	2,170,000	1,972,400
		147,719,466
Iowa 1.4%
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,515,000	1,535,584
Delaware County Memorial Hospital,
Revenue, Series 2025, 5.20%, 12/01/2035	715,000	722,818
Revenue, Series 2025, 5.60%, 12/01/2038	840,000	840,123

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa
Revenue, Series 2025, 5.70%, 12/01/2039	890,000	886,770
Iowa Finance Authority,
Revenue, GNMA Insured, Series 2022H, 2.70%, 08/01/2025 (b)(c)	17,615,000	17,615,000
Revenue, GNMA Insured, Series 2025 C, 5.00%, 07/01/2050	5,020,000	4,983,402
Revenue, GNMA Insured, Series 2025 C, 5.05%, 07/01/2055	10,000,000	9,949,861
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2041	6,385,000	6,219,880
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	458,954
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,053,874
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	16,227,398
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 4.00%, 05/15/2055	3,750,000	2,792,827
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,256,568
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	1,700,000	1,282,147
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2044	2,610,000	2,460,712
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	2,400,000	2,177,490
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	6,500,000	5,911,086
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (e)	3,815,000	2,835,444
Iowa Higher Education Loan Authority,
Revenue, Series 2025, 5.00%, 10/01/2045	1,470,000	1,357,745
University of Dubuque, Revenue, Series 2025, 6.00%, 10/01/2055	7,000,000	7,119,792
Iowa Student Loan Liquidity Corp.,
Revenue, AMT, Series 2024 C, 5.00%, 12/01/2054	2,500,000	2,147,735
		95,835,210
Kansas 0.3%
City of Colby,
Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,018,380
City of Hutchinson,
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2036	1,310,000	1,169,719
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	755,000	614,337
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	400,000	315,878
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	926,937
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	905,304
Wyandotte County-Kansas City Unified Government,
Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (e)	7,500,000	7,554,835
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (e)	1,500,000	1,520,576
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (e)	10,230,000	9,237,501
		29,263,467
Kentucky 1.4%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	732,577
City of Henderson,
Pratt Paper LLC, Revenue, AMT, Series 2022 A, 4.70%, 01/01/2052 (e)	2,000,000	1,752,145
City of Hopkinsville,
Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (b)(g)	66,300,000	65,612,986

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky
Louisville,
Norton Healthcare Obligated Group, Revenue, Series 2023D, 2.75%, 08/01/2025 (b)(c)	29,865,000	29,865,000
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	498,177
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,747,547
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,040,201
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,172,671
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,493,142
		105,914,446
Louisiana 2.1%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	250,073
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	7,765,991
Louisiana Local Government Environmental Facilities & Community Development Authority,
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (e)	1,000,000	886,674
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (e)	815,000	814,582
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (e)	2,900,000	2,584,958
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (e)	11,995,000	9,364,210
Louisiana Public Facilities Authority,
Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (e)	5,000,000	5,122,937
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	39,625,000	40,229,131
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	45,425,000	41,373,008
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.38%, 06/15/2053 (e)	9,500,000	9,264,853
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.50%, 06/15/2059 (e)	9,000,000	8,849,848
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (e)	6,315,000	5,456,595
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (e)	8,760,000	7,352,452
Parish of St. James,
NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (e)	1,000,000	1,071,186
		140,386,498
Maine 0.5%
Maine Health & Higher Educational Facilities Authority,
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	30,000	23,525
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,022,694
Maine State Housing Authority,
Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,219,911
Revenue, Series 2024 F, 4.55%, 11/15/2044 (a)	5,600,000	5,310,569
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	8,916,369
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	7,515,347
		37,008,415
Maryland 0.9%
City of Baltimore,
Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	959,240
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,339,966
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (e)	2,470,000	2,159,681

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland
County of Prince George's,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	7,000,000	6,733,637
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (e)	3,000,000	2,950,110
Maryland Department of Housing & Community Development,
Revenue, Series 2025 B, 5.10%, 07/01/2050	700,000	680,514
Revenue, Series 2025 B, 5.15%, 07/01/2055	995,000	985,463
Revenue, Series 2025 B, 5.20%, 07/01/2060	1,715,000	1,715,646
Revenue, Series 2025 B, 5.25%, 07/01/2067	1,735,000	1,707,912
Revenue, Series 2025 C, 5.15%, 07/01/2055	3,065,000	3,026,471
Revenue, Series 2025 C, 5.25%, 07/01/2060	8,305,000	8,334,803
Revenue, Series 2025 C, 5.30%, 07/01/2067	10,590,000	10,565,723
Maryland Economic Development Corp.,
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2039	1,965,000	2,010,766
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2044	2,175,000	2,126,063
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2056	7,755,000	7,478,802
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	7,210,000	6,476,880
UPMC Obligated Group, Revenue, Series 2020 B, 4.00%, 04/15/2050	2,000,000	1,665,793
Prince George's County Revenue Authority,
County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (e)	5,000,000	4,768,219
		65,685,689
Massachusetts 1.4%
Massachusetts Bay Transportation Authority Sales Tax,
Revenue, Series 2025 B, 5.00%, 07/01/2055 (a)	10,000,000	10,098,199
Revenue, Series 2025 B, 5.25%, 07/01/2055 (a)	16,000,000	16,545,037
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (e)	1,620,000	1,413,212
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (e)	7,280,000	5,681,504
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2056 (e)	2,310,000	1,757,990
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.38%, 07/15/2045 (e)	4,800,000	4,657,460
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (e)	26,000,000	24,881,932
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (e)	2,300,000	2,009,281
Lasell University, Revenue, Refunding, Series 2021, 4.00%, 07/01/2045	1,650,000	1,264,168
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2055	4,635,000	4,636,973
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2060	7,975,000	7,990,545
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2065	9,540,000	9,544,060
Seven Hills Foundation Obligated Group, Revenue, Refunding, Series 2025, 6.00%, 09/01/2045	1,000,000	1,042,753
Seven Hills Foundation Obligated Group, Revenue, Refunding, Series 2025, 6.00%, 09/01/2055	1,000,000	1,011,684
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2046	4,620,000	3,683,964
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	4,750,000	3,659,792
Massachusetts Educational Financing Authority,
Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	956,237
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	762,409
Town of Plymouth,
GO, Refunding, Series 2021, 2.00%, 05/01/2036	1,460,000	1,143,896
		102,741,096

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan 1.4%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,075,000	2,055,351
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	310,000	276,834
Kalamazoo Economic Development Corp.,
Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	389,359
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	682,210
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	464,140
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,716,313
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,142,777
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	862,198
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,868,278
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,244,528
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,410,627
Michigan State Building Authority,
State of Michigan, Revenue, Series 2024 I, 2.39%, 08/01/2025 (b)(g)	3,315,000	3,315,000
State of Michigan, Revenue, Refunding, Series III, 2.39%, 08/11/2025 (b)(c)	400,000	400,000
Michigan State Housing Development Authority,
Revenue, Series 2021 A, 2.70%, 10/01/2056	5,010,000	3,000,172
Revenue, Series 2024 A, 4.70%, 10/01/2054	1,485,000	1,361,667
Revenue, Series 2024 A, 4.75%, 10/01/2059	7,100,000	6,641,433
Revenue, Series 2024 A, 4.80%, 10/01/2064	11,800,000	11,081,456
Revenue, Series 2024 D, 4.45%, 12/01/2049	2,500,000	2,256,920
Revenue, Series 2024 D, 4.55%, 06/01/2055 (a)	21,360,000	19,473,901
Revenue, Series 2025 A, 4.95%, 12/01/2050 (a)	8,915,000	8,605,498
Revenue, Series 2025 A, 5.00%, 12/01/2055 (a)	20,540,000	20,337,777
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	914,319
Tipton Academy,
Revenue, Series 2021, 4.00%, 06/01/2051	945,000	654,347
		92,155,105
Minnesota 0.4%
City of Apple Valley,
Orchard Path Phase III Project, Revenue, Series 2025 A, 5.38%, 09/01/2045	475,000	457,050
PHS Apple Valley Senior Housing, Inc., Revenue, Series 2025 A, 5.50%, 09/01/2055	625,000	597,212
PHS Apple Valley Senior Housing, Inc., Revenue, Series 2025 A, 5.63%, 09/01/2065	1,000,000	955,770
City of Bethel,
Spectrum Building Co., Revenue, Series 2024, 5.00%, 07/01/2059	1,750,000	1,561,348
City of Bethel Housing and Health Care Facilities,
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,191,531
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,283,176
City of Cologne,
Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,194,797
City of Marshall,
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	664,499
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	705,018
City of Shakopee,
Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (b)(e)(g)	5,640,000	5,626,233

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Minnesota
City of St Bonifacius,
Augustana Chapel View Homes, Inc., Revenue, Series 2025, 6.50%, 06/01/2060	10,000,000	9,672,621
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,083,933
Minnesota Higher Education Facilities Authority,
Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,630,000	1,079,032
		29,072,220
Mississippi 0.5%
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,740,000	4,735,446
County of Washington,
Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	4,180,000	3,505,577
Mississippi Business Finance Corp.,
Chevron USA, Inc., Revenue, Series 2010 G, 2.70%, 08/01/2025 (b)(c)	270,000	270,000
Chevron USA, Inc., Revenue, Series 2010 L, 2.70%, 08/01/2025 (b)(c)	1,185,000	1,185,000
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	230,000	172,689
Mississippi Home Corp.,
Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (a)	10,000,000	9,647,410
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (a)	15,000,000	14,374,288
Revenue, GNMA Insured, Series 2025 A, 4.95%, 06/01/2053	3,500,000	3,417,016
Natchez-Adams School District,
GO, Series 2020, 1.75%, 03/01/2036	510,000	331,762
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	806,975
GO, Series 2020, 1.75%, 03/01/2037	520,000	322,097
Revenue, Series 2020, 2.50%, 02/01/2039	15,000	9,938
Revenue, Series 2020, 2.50%, 02/01/2040	10,000	6,342
		38,784,540
Missouri 1.4%
Bear Creek Community Improvement District,
Revenue, Refunding, Series 2025, 6.25%, 05/01/2045 (f)	2,500,000	2,490,143
Cape Girardeau County Industrial Development Authority,
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (e)	3,570,000	3,243,884
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (e)	10,000,000	8,873,987
Citizens Memorial Hospital District,
Revenue, Series 2024 D, 6.75%, 02/01/2053	575,000	547,889
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	120,000	120,012
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,271,735
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,754,781
Health & Educational Facilities Authority of the State of Missouri,
Maryville University of St. Louis, Revenue, Series 2025 A, 5.00%, 06/15/2040	1,500,000	1,461,000
Maryville University of St. Louis, Revenue, Series 2025 A, 5.50%, 06/15/2047	2,880,000	2,763,526
Industrial Development Authority of the City of St. Louis Missouri (The),
Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	450,000	447,667
Revenue, Refunding, Series 2024 A, Class A, 5.75%, 06/15/2054	7,200,000	6,961,170
Kansas City Industrial Development Authority,
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (e)	3,000,000	2,645,825
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (e)	1,000,000	955,846
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (e)	3,515,000	3,013,488
Lees Summit Industrial Development Authority,
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	519,183
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	1,847,280

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,739,706
Missouri Housing Development Commission,
Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (a)	13,955,000	13,526,890
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (a)	10,955,000	10,576,792
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (a)	8,710,000	8,624,271
Rolla Industrial Development Authority,
Westside Marketplace Redevelopment Project - RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	804,617
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2018 A, 5.25%, 09/01/2053	10,070,000	9,199,596
St. Charles County Industrial Development Authority,
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (e)	1,265,000	1,117,805
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (e)	3,775,000	3,027,643
		88,534,736
Montana 0.0%(d)
City of Kalispell,
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 05/15/2060	3,000,000	2,900,274
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	240,000	182,195
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,580,000	1,075,752
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	2,095,000	1,307,425
		5,465,646
Nebraska 1.1%
Douglas County Hospital Authority No. 2,
Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2044	5,750,000	5,511,742
Nebraska Investment Finance Authority,
Revenue, GNMA Insured, Series 2024 G, 4.55%, 09/01/2044 (a)	4,470,000	4,231,057
Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,021,502
Revenue, GNMA Insured, Series 2025 A, 4.65%, 09/01/2055	6,000,000	5,575,045
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2045 (a)	4,900,000	4,900,722
Revenue, GNMA Insured, Series 2025 C, 5.13%, 09/01/2050 (a)	15,000,000	15,018,880
Revenue, GNMA Insured, Series 2025 C, 5.20%, 09/01/2055 (a)	28,145,000	28,173,059
		72,432,007
Nevada 2.5%
City of Las Vegas,
Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	520,935
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	580,231
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,092,357
City of Reno,
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (e)	140,000	129,801
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (e)	1,225,000	1,122,787
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	462,028
Nevada Housing Division,
Revenue, Senior Lien, Refunding, GNMA Insured, Series 2025 A, 4.75%, 10/01/2055	5,340,000	5,082,245

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada
State of Nevada Department of Business & Industry,
Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (b)(e)(g)	193,160,000	167,600,567
		176,590,951
New Hampshire 2.2%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.63%, 02/01/2030 (e)	5,000,000	5,008,477
Revenue, Series 2024, 5.38%, 12/01/2031 (e)	4,800,000	4,794,160
Revenue, Series 2024, 5.88%, 12/15/2032 (e)	13,474,000	13,250,139
Revenue, Series 2024, 0.00%, 12/01/2034 (e)(h)	6,000,000	3,228,078
Revenue, Series 2024, 5.25%, 12/01/2035 (e)	20,700,000	20,622,890
Revenue, Series 2024, 5.38%, 12/15/2035 (e)	36,300,000	35,464,926
Revenue, Series 2025, 0.00%, 12/01/2031 (e)(h)	5,000,000	3,411,817
Revenue, Series 2025, 0.00%, 12/15/2032 (e)(h)	8,571,000	5,317,816
Revenue, Series 2025 A, 0.00%, 02/01/2035 (e)(h)	8,000,000	4,384,098
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (e)	3,765,000	3,284,410
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (e)	4,445,000	3,468,995
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (e)	3,910,000	2,975,645
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (e)	7,728,000	7,698,702
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (e)	5,600,000	5,559,225
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	196,356
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	272,625
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	258,714
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	333,339
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	245,629
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	488,836
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	1,410,000	1,372,774
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	1,250,000	1,228,371
Reworld Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042 (e)	2,995,000	2,643,787
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 C, 4.88%, 11/01/2042 (e)	3,805,000	3,423,712
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (b)(e)(g)	250,000	197,091
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 07/02/2040 (b)(e)(g)	5,600,000	4,404,551
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (e)(f)(h)	10,000,000	6,620,357
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (e)(h)	4,983,000	3,281,810
New Hampshire Health and Education Facilities Authority,
Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 3.50%, 07/01/2034	20,000	20,371
New Hampshire Health and Education Facilities Authority Act,
Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 5.00%, 07/01/2044	40,000	41,881
Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	9,367,054
		152,866,636
New Jersey 0.7%
Hillsborough Township School District,
GO, Series 2020, 2.00%, 07/15/2036	285,000	215,610
New Jersey Economic Development Authority,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (e)	13,750,000	13,965,548
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (e)	26,550,000	26,992,116
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (e)	100,000	100,013
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,081,588
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (e)	1,120,000	1,117,047
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	500,000	501,020
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	51,404
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	345,799
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	140,000	96,389
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	4,235,000	3,136,934
		48,603,468
New Mexico 0.1%
Aspire Public Improvement District,
Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	444,783
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	719,365
Lower Petroglyphs Public Improvement District,
Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,052,178
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,876,668
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2049	1,500,000	1,263,832
New Mexico Mortgage Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050	2,340,000	2,338,467
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055	3,000,000	2,984,588
		10,679,881
New York 6.4%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,377,238
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,622,299
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	4,795,973
Buffalo Sewer Authority,
Revenue, Series 2021, 1.75%, 06/15/2049 (g)	3,030,000	2,112,540
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (e)	2,465,000	2,394,195
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (e)	725,000	658,292
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (e)	1,260,000	1,116,049
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (e)	5,375,000	4,616,332
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (e)	10,565,000	9,129,132
TrIPs Obligated Group, Revenue, AMT, Series 2025, 5.50%, 07/01/2041	340,000	351,813
TrIPs Obligated Group, Revenue, AMT, Series 2025, 5.50%, 07/01/2042	500,000	512,513
TrIPs Obligated Group, Revenue, AMT, Series 2025, 5.50%, 07/01/2045	540,000	544,200
TrIPs Obligated Group, Revenue, AMT, Series 2025, 5.50%, 07/01/2050	1,240,000	1,227,786
TrIPs Obligated Group, Revenue, AMT, Series 2025, 5.50%, 07/01/2055	1,000,000	982,177
City of New York,
GO, Series 2017A, 2.75%, 08/01/2025 (b)(c)	1,755,000	1,755,000

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Hempstead Town Local Development Corp.,
Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	6,526,195
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	1,260,000	895,605
Metropolitan Transportation Authority,
Revenue, Refunding, Series 2012G-3, 2.80%, 08/01/2025 (b)(c)	8,000,000	8,000,000
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	680,000	664,329
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	13,658,730
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	6,515,000	5,298,392
New York City Housing Development Corp.,
Revenue, FHLMC Insured, Series 2025 A, 5.20%, 02/01/2055 (a)	30,000,000	30,028,855
Revenue, Series 2025 A-1, 4.80%, 11/01/2055 (a)	15,885,000	15,121,548
Revenue, Series 2025 A-1, 4.85%, 11/01/2060 (a)	2,000,000	1,914,196
Revenue, Series 2025 B-1, 5.05%, 11/01/2045	420,000	421,732
Revenue, Series 2025 B-1, 5.20%, 11/01/2050	450,000	454,350
Revenue, Series 2025 B-1, 5.25%, 11/01/2055	750,000	752,142
Revenue, Series 2025 B-1, 5.30%, 11/01/2060	1,235,000	1,243,990
Revenue, Series 2025 B-1, 5.35%, 11/01/2064	1,065,000	1,077,470
Revenue, Series 2025 C-1, 5.13%, 11/01/2055	7,000,000	6,969,115
Revenue, Series 2025 C-1, 5.20%, 11/01/2060	5,000,000	5,001,552
Revenue, Series 2025 C-1, 5.25%, 05/01/2065	10,120,000	9,898,677
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (e)	2,000,000	1,970,971
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (e)	2,000,000	2,001,081
New York State Dormitory Authority,
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (e)	1,000,000	1,002,555
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (e)	1,100,000	1,100,204
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (e)	2,000,000	1,899,484
Pace University, Revenue, Series 2024 A, 5.50%, 05/01/2056	4,525,000	4,423,597
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,419,924
New York State Housing Finance Agency,
Revenue, Series 2025 A1, 4.60%, 11/01/2045	485,000	465,274
Revenue, Series 2025 A1, 4.80%, 11/01/2055	830,000	782,806
Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,076,107
New York Transportation Development Corp.,
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 A, 4.50%, 12/31/2054	5,000,000	4,332,328
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 A, 5.25%, 12/31/2054	49,505,000	48,470,836
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	44,330,000	42,831,686
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 B, 0.00%, 12/31/2054	16,050,000	9,671,269
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2054	46,500,000	44,855,025
JFK NTO LLC, Revenue, AMT, BAM Insured, Series 2024, 5.00%, 06/30/2060	25,105,000	23,348,054
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	9,150,000	8,868,970
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	4,675,000	4,510,724

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Niagara Area Development Corp.,
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (e)	3,195,000	2,831,673
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (e)	5,500,000	5,748,076
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,500,000	1,211,079
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	14,355,000	11,323,406
State of New York Mortgage Agency Homeowner Mortgage,
Revenue, Series 264, 4.38%, 10/01/2044 (a)	1,800,000	1,692,878
Revenue, Series 264, 4.55%, 10/01/2049 (a)	2,500,000	2,315,629
Revenue, Series 264, 4.60%, 10/01/2054 (a)	3,000,000	2,789,583
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,327,568
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	21,564,133
Triborough Bridge & Tunnel Authority,
Revenue, Refunding, Series 2005 B-4C, 2.80%, 08/01/2025 (b)(c)	5,000,000	5,000,000
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (e)	4,000,000	4,163,162
Westchester County Local Development Corp.,
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	854,286
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	5,630,000	4,211,756
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2056 (e)	4,410,000	3,396,439
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (e)	3,000,000	2,552,722
Western Regional Off-Track Betting Corp.,
Revenue, Refunding, Series 2021, 4.13%, 12/01/2041 (e)	1,000,000	847,508
		433,983,210
North Carolina 0.4%
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group, Revenue, Refunding, Series 2007 C, 2.85%, 08/01/2025 (b)(c)	7,260,000	7,260,000
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	2,862,381
North Carolina Medical Care Commission,
Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2049	2,700,000	2,582,132
Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2054	1,000,000	942,022
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2044	2,000,000	1,914,122
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,345,934
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,374,987
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	529,815
		20,811,393
North Dakota 0.4%
City of Horace,
GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	795,205
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,022,241
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	1,500,000	1,397,464
City of Mayville,
GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,528,743

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Dakota
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,592,515
North Dakota Housing Finance Agency,
Revenue, Series 2024 D, 4.65%, 07/01/2049 (a)	15,000,000	14,192,856
		22,529,024
Ohio 4.5%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	200,000	162,461
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (h)	308,700,000	26,994,858
City of Brecksville,
Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (e)	3,880,000	3,547,017
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	968,857
Cleveland-Cuyahoga County Port Authority,
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,283,735
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2053	11,485,000	10,894,015
Columbus-Franklin County Finance Authority,
Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,652,689
Central Ohio Regional Bond Fund, Revenue, Series 2024 A, 5.00%, 11/15/2054	980,000	933,286
County of Allen,
Bon Secours Mercy Health, Inc., Revenue, Series 2010 C, 2.75%, 08/01/2025 (b)(c)	14,000,000	14,000,000
County of Butler,
UC Health Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/15/2045	1,000,000	938,267
County of Cuyahoga,
Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,050,000	2,032,922
MetroHealth System (The), Revenue, Refunding, Series 2017, 5.25%, 02/15/2047	1,085,000	1,023,649
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,433,126
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,583,725
County of Hamilton,
TriHealth Obligated Group, Revenue, Refunding, Series 2021 B, 2.80%, 08/01/2025 (b)(c)	1,425,000	1,425,000
UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,443,007
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	6,432,748
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	145,000	143,693
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	991,437
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,175,667
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,394,331
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,290,000	1,851,692
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	16,790,000	15,782,325
County of Muskingum,
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	4,000,000	3,577,709
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	102,837
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	11,700,000	12,030,502

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2054	1,000,000	924,448
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2060	1,000,000	911,726
Delaware County Finance Authority,
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,554,453
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (e)	3,000,000	2,152,375
Ohio Higher Educational Facility Commission,
Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	241,337
Ohio Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (a)	28,855,000	27,162,098
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	15,995,000	14,933,039
Revenue, Refunding, GNMA Insured, Series 2025 A, 4.65%, 09/01/2050 (a)	26,900,000	24,877,811
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (a)	23,205,000	21,840,407
Bedford Heights AAL LP, Revenue, Series 2025, 6.38%, 01/01/2045 (e)	3,370,000	3,304,248
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (e)	3,500,000	3,509,238
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (e)	4,480,000	4,140,268
Port of Greater Cincinnati Development Authority,
RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	2,953,240
Vivera Northbrook LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (e)	4,500,000	4,449,163
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,594,018
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	5,445,387
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	5,646,158
State of Ohio,
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2014 B, 2.56%, 08/11/2025 (b)(c)	2,095,000	2,095,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 2.56%, 08/11/2025 (b)(c)	20,250,000	20,250,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Series 2015 C, 2.55%, 08/01/2025 (b)(c)	8,765,000	8,765,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2021 C, 2.55%, 08/01/2025 (b)(c)	3,415,000	3,415,000
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	810,397
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,417,735
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,085,654
Toledo-Lucas County Port Authority,
ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	787,882
University of Akron (The),
Revenue, Refunding, Series 2016 A, 5.00%, 01/01/2038	4,000,000	4,010,370
Warren County Port Authority,
Ohio Communities Accelerator Fund, Revenue, Series 2018 G-1, 5.13%, 12/01/2038	400,000	389,601
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	639,926
		304,105,534
Oklahoma 0.5%
Commerce Development Authority,
City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	346,627
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,613,407

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma
Norman Regional Hospital Authority,
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	920,000	677,655
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	135,863
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	800,000	560,066
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (e)	1,800,000	1,684,714
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (e)	3,200,000	2,970,563
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (e)	11,650,000	11,001,738
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2043	35,000	34,222
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2048	1,000,000	933,095
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2052	5,000,000	4,744,201
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	3,100,000	2,916,093
Oklahoma Housing Finance Agency,
Revenue, GNMA Insured, Series 2025 B, 5.00%, 03/01/2049	1,410,000	1,384,759
Tulsa Authority for Economic Opportunity,
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (e)	1,980,000	1,734,745
Tulsa Municipal Airport Trust Trustees,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2025, 6.25%, 12/01/2040	10,000,000	10,822,050
Wagoner County Development Authority,
Revenue, Series 2025, 6.50%, 05/01/2035	2,265,000	2,274,397
		43,834,195
Oregon 0.8%
City of Redmond,
GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (a)	10,500,000	10,788,954
Oregon State Facilities Authority,
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (e)	4,000,000	3,612,356
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.50%, 12/01/2054	2,250,000	2,061,432
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	190,000	127,257
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	849,295
Port of Portland,
Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (a)	23,305,000	22,836,036
State of Oregon,
GO, Refunding, Series 2020 J, 2.80%, 08/01/2025 (b)(c)	2,670,000	2,670,000
State of Oregon Housing & Community Services Department,
Revenue, GNMA Insured, Series 2025 A, 5.05%, 07/01/2050	6,370,000	6,367,570
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,082,248
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	798,054
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,530,796
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,650,000	1,310,237
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,990,000	1,533,426
		56,567,661
Pennsylvania 5.2%
Allentown Commercial and Industrial Development Authority,
Lincoln Leadership Academy Charter School, Revenue, Series 2023, 6.00%, 06/15/2053	1,900,000	1,910,011
Allentown Neighborhood Improvement Zone Development Authority,
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (e)	5,725,000	5,483,238

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (e)	12,440,000	12,090,596
Beaver County Industrial Development Authority,
Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	4,855,000	3,782,900
Berks County Industrial Development Authority,
Revenue, Senior Lien, Refunding, Series 2024 C, 5.00%, 04/01/2029 (b)(e)(g)	2,802,000	2,463,741
Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (b)(e)(g)	3,440,000	2,905,780
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	200,000	124,939
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	56,447,000	51,119,617
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044	41,795,000	30,054,433
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	275,000	282,485
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2028	525,000	546,157
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	550,000	578,302
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2032	1,000,000	1,053,104
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2033	1,150,000	1,202,098
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2034	1,355,000	1,407,473
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2035	1,100,000	1,135,138
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,282,079
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,701,843
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,746,650
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2039	2,940,000	2,959,751
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	3,000,527
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	7,993,243
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,173,064
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	9,120,000	8,215,916
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,208,934
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,275,157
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,322,084
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	295,000	234,215
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,815,000	3,445,149
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	100,000	73,666
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	780,000	665,499
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	256,805
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	7,005,000	5,065,192
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	150,000	144,215
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	155,000	100,176
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,000,000	1,434,338

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Glendale Valley Municipal Authority,
Revenue, Refunding, Series 2018, 4.75%, 12/01/2039	400,000	334,766
Huntingdon County General Authority,
Juniata College, Revenue, Refunding, Series 2021 TT-3, 5.00%, 10/01/2051	2,000,000	1,750,189
Lancaster Municipal Authority,
Garden Spot Village Obligated Group, Revenue, Series 2024 B, 5.00%, 05/01/2059	2,660,000	2,439,902
Luthercare Obligated Group, Revenue, Refunding, Series 2025 A, 5.00%, 12/01/2055	1,370,000	1,238,758
Lehigh County Industrial Development Authority,
Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,451,736
Monroe County Industrial Development Authority,
Tobyhanna Township TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2031	2,500,000	2,556,681
Northeastern Pennsylvania Hospital and Education Authority,
King's College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	129,135
King's College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	284,255
King's College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	740,439
King's College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	1,966,536
Pennsylvania Economic Development Financing Authority,
Commonwealth of Pennsylvania Motor License Fund, Revenue, AMT, Series 2022, 5.25%, 06/30/2053	2,000,000	1,882,744
Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (e)	3,000,000	2,352,391
Pennsylvania Higher Education Assistance Agency,
Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	546,144
Pennsylvania Higher Educational Facilities Authority,
Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AG Insured, Series 2007 A, (3-month SOFR + 0.65%), 3.70%, 07/01/2039 (j)	500,000	460,654
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,728,881
Pennsylvania Housing Finance Agency,
Revenue, Series 2023 143A, 5.38%, 10/01/2046 (a)	15,440,000	15,663,169
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (a)	19,280,000	19,541,346
Revenue, Series 2024-145A, 4.75%, 10/01/2049	2,745,000	2,622,003
Revenue, Series 2025 148 A, 4.75%, 10/01/2050 (a)	30,020,000	28,556,654
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (a)	36,000,000	33,903,385
Revenue, Series 2025-149A, 5.15%, 10/01/2050	25,325,000	25,364,312
Philadelphia Authority for Industrial Development,
Children's Hospital of Philadelphia Obligated Group, Revenue, Series 2024B-1, 2.75%, 08/01/2025 (b)(c)	6,720,000	6,720,000
Children's Hospital of Philadelphia Obligated Group, Revenue, Series 2024B-2, 2.75%, 08/01/2025 (b)(c)	1,165,000	1,165,000
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (e)	3,700,000	3,250,524
Quakertown General Authority,
Special Assessment, Series 2025, 6.50%, 03/01/2055 (e)	6,000,000	5,868,263
Scranton-Lackawanna Health and Welfare Authority,
Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	362,621
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 3.90%, 11/15/2034 (j)	1,965,000	1,928,333
Westmoreland County Industrial Development Authority,
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,294,572
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,422,461
Wilkins Area Industrial Development Authority,
Jewish Association on Aging, Revenue, Series 2025 A, 7.00%, 04/01/2060 (e)	13,000,000	12,501,771
		356,466,140

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Puerto Rico 0.4%
Children's Trust Fund,
Revenue, Series 2002, 5.63%, 05/15/2043	295,000	299,975
Revenue, Series 2008 B, 0.00%, 05/15/2057 (h)	72,305,000	1,952,915
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	8,000,000	8,819,787
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	6,750,000	7,441,696
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.25%, 01/01/2040	2,000,000	2,196,434
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	5,510,000	6,077,616
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	1,939,403
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.75%, 01/01/2046	250,000	274,159
		29,001,985
Rhode Island 1.1%
Rhode Island Housing & Mortgage Finance Corp.,
Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	841,872
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,825,189
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (a)	16,760,000	16,124,243
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (a)	9,250,000	8,565,641
Revenue, GNMA Insured, Series 86-A, 5.20%, 10/01/2050 (f)	5,000,000	5,007,758
Revenue, GNMA Insured, Series 86-A, 5.25%, 10/01/2055 (f)	10,000,000	10,062,852
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (h)	160,000,000	26,445,760
		68,873,315
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Industrial Development Board,
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (e)(h)	1,725,000	664,999
Shelby County Health & Educational Facilities Board,
Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (e)	2,000,000	1,802,240
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	3,230,000	2,772,947
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047	7,340,000	6,154,117
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 09/01/2031 (e)	65,000	57,418
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (e)	870,000	697,167
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (e)	100,000	86,511
Tennessee Housing Development Agency,
Revenue, Refunding, GNMA Insured, Series 2025-1A, 4.90%, 07/01/2045 (a)	3,000,000	2,943,237
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.00%, 07/01/2050 (a)	3,750,000	3,722,238
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.05%, 07/01/2055 (a)	2,250,000	2,245,313
Williamson County Industrial Development Board,
Franklin Classical School, Revenue, Series 2025, 7.25%, 07/01/2055 (e)	12,800,000	12,778,732
		33,924,919
Texas 6.9%
Anson Education Facilities Corp.,
Arlington Classics Academy, Revenue, Series 2016 A, 5.00%, 08/15/2045	2,000,000	1,859,241
Arlington Higher Education Finance Corp.,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,624,884
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	10,430,000	8,488,353
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (e)	1,500,000	1,475,645
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (e)	1,200,000	1,168,699
El Paso Education Initiative, Inc. (The), Revenue, Refunding, PSF Guaranty, Series 2020 A, 3.00%, 08/15/2050	4,405,000	2,881,475
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	10,000	9,602
Central Texas Regional Mobility Authority,
Revenue, Sub. Lien, Refunding, Series 2020 G, 4.00%, 01/01/2050	1,270,000	1,056,987
City of Alvarado,
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	725,000	720,382
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2054 (e)	850,000	843,616
City of Anna,
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (e)	850,000	812,482
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (e)	1,300,000	1,207,448
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (e)	1,867,000	1,554,449
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (e)	1,407,000	1,098,125
City of Aubrey,
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.38%, 12/31/2045 (e)	1,250,000	1,159,687
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.63%, 12/31/2055 (e)	2,260,000	2,078,634
City of Austin,
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (e)	560,000	518,533
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 11/01/2053 (e)	1,460,000	1,340,417
City of Bastrop,
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	600,000	575,879
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	956,686
City of Blue Ridge,
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.63%, 09/15/2045 (e)	500,000	494,563
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/15/2055 (e)	680,000	673,300
City of Boyd,
Special Assessment, Series 2025, 5.63%, 09/15/2045 (e)	760,000	757,134
Special Assessment, Series 2025, 5.88%, 09/15/2055 (e)	1,000,000	1,001,192
City of Buda,
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (e)	1,500,000	1,422,334
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	3,000,000	2,789,644
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (e)	3,000,000	2,804,989
City of Caddo Mills,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.20%, 09/15/2045 (e)	2,245,000	2,222,923
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.35%, 09/15/2055 (e)	4,140,000	4,098,419
City of Celina,
Special Assessment, Series 2024, 5.50%, 09/01/2044 (e)	475,000	464,304
Special Assessment, Series 2024, 5.75%, 09/01/2054 (e)	1,350,000	1,328,424
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (e)	1,084,000	998,923
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.50%, 09/01/2045 (e)	445,000	427,037
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	750,000	706,522
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	1,750,000	1,627,133
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	4,000,000	3,829,540
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	360,000	334,724
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (e)	500,000	472,465
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	544,070
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	477,575
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (e)	2,059,000	1,662,587
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	500,000	472,486
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	875,000	818,547
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (e)	1,000,000	743,362
City of Corpus Christi,
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,090,201
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	1,896,288
City of Crandall,
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (e)	700,000	656,473
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (e)	1,400,000	1,309,318
City of Dayton,
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (e)	610,000	597,884
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (e)	900,000	843,991
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (e)	1,250,000	1,164,047
City of Decatur,
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.50%, 09/15/2045 (e)	700,000	658,899
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/15/2055 (e)	1,400,000	1,309,894
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (e)	170,000	166,388
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (e)	865,000	810,205

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (e)	1,331,000	1,259,049
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (e)	1,459,000	1,364,608
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (e)	1,050,000	968,447
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (e)	1,500,000	1,361,626
City of Dripping Springs,
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	645,000	589,039
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2054 (e)	840,000	759,652
City of Fate,
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (e)	900,000	847,144
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (e)	1,850,000	1,761,306
City of Friendswood,
Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	6,941,730
City of Houston,
Airport System, Revenue, AMT, Refunding, Series 2025A, 5.50%, 07/01/2055 (f)	15,000,000	15,409,452
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (e)	775,000	746,976
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	740,000	694,700
City of Hutto,
Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	705,000	650,445
Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2055 (e)	825,000	761,581
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	385,000	356,237
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (e)	1,165,000	1,069,118
City of Justin,
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (e)	580,000	559,101
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (e)	1,000,000	955,354
City of Kyle,
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (e)	2,000,000	1,660,919
6 Creeks Public Improvement District Improvement Area No. 3B, Special Assessment, Series 2025, 5.13%, 09/01/2046 (e)	895,000	824,820
6 Creeks Public Improvement District Improvement Area No. 5, Special Assessment, Series 2025, 5.38%, 09/01/2050 (e)	650,000	597,491
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (e)	1,125,000	1,077,689
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	520,000	491,570
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (e)	805,000	770,788
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (e)	1,000,000	956,983

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Lavon,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)(f)	1,100,000	1,101,624
Special Assessment, Series 2025, 6.00%, 09/15/2054 (e)(f)	1,400,000	1,403,887
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (e)	2,005,000	1,539,273
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (e)	500,000	475,900
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (e)	500,000	469,687
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (e)	600,000	579,949
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (e)	800,000	760,446
City of Lowry Crossing,
Simpson Road Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	1,000,000	994,499
Simpson Road Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)	1,625,000	1,616,988
City of Manor,
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2036 (e)	400,000	401,673
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 7.00%, 09/15/2055 (e)	1,910,000	1,901,440
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (e)	515,000	500,468
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	685,000	657,493
City of Mesquite,
Solterra Public Improvement District Improvement Area A-1, Special Assessment, Series 2023, 5.75%, 09/01/2053 (e)	250,000	247,132
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	500,000	463,168
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.25%, 09/01/2053 (e)	560,000	514,404
City of Oak Point,
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (e)	725,000	663,094
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (e)	1,000,000	904,222
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (e)	570,000	535,107
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	1,000,000	934,913
City of Penitas,
GO, Series 2025, 5.75%, 09/01/2045	1,160,000	1,126,736
GO, Series 2025, 6.00%, 09/01/2055	3,290,000	3,186,030
City of Pflugerville,
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	875,000	803,184
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.38%, 09/01/2055 (e)	1,450,000	1,336,635
City of Pilot Point,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (e)	750,000	754,937
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.38%, 09/15/2055 (e)	3,500,000	3,516,665
Bryson Ranch Public Impt Dist Zone A Impt Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (e)	1,030,000	1,036,781
City of Plano,
Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (e)	500,000	378,586

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Port Isabel,
GO, Series 2024, 5.25%, 02/15/2044	3,255,000	3,128,994
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	1,905,842
GO, Series 2025, 5.75%, 02/15/2045	1,550,000	1,513,196
GO, Series 2025, 6.00%, 02/15/2055	1,500,000	1,441,230
City of Princeton,
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (e)	1,000,000	961,304
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	700,000	647,664
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	500,000	481,633
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	967,567
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	1,220,000	1,126,311
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	850,000	839,626
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	1,000,000	989,616
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	540,000	514,574
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	947,319
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	875,000	801,230
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (e)	1,200,000	1,137,574
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	410,000	377,643
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	565,000	525,242
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	810,000	800,114
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	845,000	836,226
City of Royse City,
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)(f)	605,000	595,329
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)(f)	775,000	763,778
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	746,000	691,726
City of Seagoville,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	650,000	643,381
Special Assessment, Series 2025, 6.00%, 09/15/2054 (e)	875,000	870,724
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (e)	5,000,000	4,758,721
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (e)	2,100,000	1,993,065
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (e)	2,500,000	2,342,802
City of Tomball,
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	500,000	504,285
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (e)	770,000	776,648
City of Uhland,
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	605,000	561,860

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (e)	950,000	877,328
City of Venus,
Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (e)	163,000	127,998
City of Wharton,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	865,000	856,191
Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)	1,250,000	1,236,989
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (e)	870,000	798,900
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (e)	2,240,000	2,019,506
Club Municipal Management District No. 1,
Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (e)	1,050,000	991,867
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (e)	1,500,000	1,414,741
County of Bastrop,
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (e)	605,000	573,915
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	770,000	723,845
County of Denton,
Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (e)	2,180,000	2,182,011
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (e)	2,000,000	1,882,880
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (e)	3,200,000	3,014,569
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,250,000	1,179,621
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,307,405
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (e)	2,125,000	2,030,159
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (e)	3,350,000	3,117,287
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	2,519,000	2,298,535
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (e)	1,800,000	1,616,072
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (e)	2,250,000	1,865,751
County of Montgomery,
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,075,659
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.50%, 09/15/2054	1,875,000	1,742,845
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	640,759
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	770,317
Edinburg Economic Development Corp.,
Sales Tax, Revenue, Series 2021 A, 3.38%, 08/15/2046	355,000	224,373
Greater Texas Cultural Education Facilities Finance Corp.,
CFC - WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (e)	1,470,000	1,438,925
CFC - WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (e)	7,495,000	6,950,724
CFC - WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (e)	785,000	784,230

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Harris County Cultural Education Facilities Finance Corp.,
Brazos Presbyterian Homes Obligated Group, Revenue, Series 2013 A, 5.13%, 01/01/2048	1,755,000	1,600,990
Hidalgo County Regional Mobility Authority,
Revenue, Senior Lien, Series A, 0.00%, 12/01/2043 (h)	2,000,000	737,881
Revenue, Senior Lien, Series A, 0.00%, 12/01/2044 (h)	3,000,000	1,045,417
Revenue, Senior Lien, Series A, 0.00%, 12/01/2045 (h)	4,000,000	1,320,113
Revenue, Senior Lien, Series A, 0.00%, 12/01/2046 (h)	6,000,000	1,880,108
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (h)	6,125,000	1,800,471
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (h)	7,130,000	1,970,848
Revenue, Senior Lien, Series A, 0.00%, 12/01/2049 (h)	7,135,000	1,842,818
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (h)	5,145,000	1,250,171
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (h)	2,175,000	469,477
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (h)	5,000,000	963,753
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (h)	6,100,000	1,104,633
Revenue, Senior Lien, Series A, 0.00%, 12/01/2056 (h)	1,000,000	170,647
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (h)	5,805,000	1,841,514
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (h)	2,945,000	877,991
Houston Higher Education Finance Corp.,
Houston Baptist University, Revenue, Series 2021, 4.00%, 10/01/2051	2,100,000	1,627,757
Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,555,598
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	4,855,000	4,485,862
Hunt Memorial Hospital District Charitable Health,
GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,050,572
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	19,580
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	7,619
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,324,489
Mustang Special Utility District,
Revenue, Refunding, Series 2020, 2.00%, 09/01/2045	2,625,000	1,481,158
Revenue, Refunding, Series 2020, 2.13%, 09/01/2050	2,900,000	1,520,632
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (e)	200,000	166,689
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	18,180,000	17,080,643
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	102,190,000	90,875,707
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (e)	3,450,000	3,088,067
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (e)	13,525,000	11,884,987
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	3,600,000	2,882,300
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2055	2,200,000	1,983,587
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,445,639
North Texas Municipal Water District,
Revenue, Series 2020, 2.00%, 06/01/2041	1,165,000	729,703
Revenue, Series 2020, 2.00%, 06/01/2042	1,195,000	720,397
Revenue, Series 2020, 2.00%, 06/01/2043	1,230,000	717,355
Revenue, Series 2020, 2.00%, 06/01/2044	1,260,000	713,663
Revenue, Series 2020, 2.00%, 06/01/2046	2,615,000	1,406,741
Buffalo Creek Wastewater Interceptor Syste, Revenue, Refunding, Series 2019, 2.75%, 06/01/2049	1,130,000	706,062
Olney Hamilton Hospital District,
GO, Series 2024, 6.25%, 09/15/2054 (e)	24,900,000	24,991,674
Parkway Utility District,
GO, AG Insured, Series 2020, 2.63%, 03/01/2040	1,665,000	1,256,559
GO, AG Insured, Series 2020, 2.75%, 03/01/2041	2,075,000	1,547,692

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
GO, AG Insured, Series 2020, 2.75%, 03/01/2042	2,120,000	1,537,110
Port of Beaumont Navigation District,
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2021 A, 3.00%, 01/01/2050 (e)	8,750,000	5,349,725
San Antonio Education Facilities Corp.,
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2046	7,355,000	5,665,129
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2051	5,620,000	4,135,620
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2054	7,075,000	5,094,462
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	85,000	83,526
Texas Department of Housing & Community Affairs,
Revenue, GNMA Insured, Series 2025 B, 5.00%, 07/01/2050	8,250,000	8,187,815
Texas Transportation Commission,
State Highway 249 System, Revenue, First Tier, Series 2019 A, 0.00%, 08/01/2052 (h)	5,000,000	1,152,862
Texas Water Development Board,
State Water Implementation Fund for Texas, Revenue, Series 2024 A, 4.25%, 10/15/2051 (a)	17,670,000	15,655,035
Town of Argyle,
Waterbrook of Argyle Public Improvement District, Special Assessment, Series 2018, 5.13%, 09/01/2038 (e)	2,100,000	2,068,199
Town of Little Elm,
Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (e)	1,509,000	1,152,882
Town of Providence Village,
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (e)	775,000	733,582
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/01/2055 (e)	1,350,000	1,257,290
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	650,000	596,425
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2054 (e)	865,000	792,286
Travis County Development Authority,
Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	729,462
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,276,588
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (e)	900,000	880,052
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (e)	765,000	749,197
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	585,000	550,375
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2054 (e)	840,000	770,107
Village of Salado,
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (e)	718,000	688,309
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (e)	707,000	671,256
		482,461,239
Utah 2.5%
Arrowhead Springs Public Infrastructure District,
Special Assessment, Series 2025, 5.63%, 12/01/2054 (e)	3,200,000	3,065,798
Black Desert Public Infrastructure District,
GO, Series 2021 A, 4.00%, 03/01/2051 (e)	8,780,000	6,780,392
Chelsey Public Infrastructure District No. 1,
GO, Series 2024, 7.25%, 03/01/2054 (e)	1,610,000	1,605,373
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (e)	1,350,000	1,366,962

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Downtown East Streetcar Sewer Public Infrastructure District,
GO, Senior Lien, Series 2022 A, 6.00%, 03/01/2053 (e)	1,000,000	941,550
Fields Estates Public Infrastructure District,
GO, Series 2024 A-1, 6.13%, 03/01/2055 (e)	1,975,000	1,900,144
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (e)	6,935,000	6,365,521
Firefly Public Infrastructure District No. 1,
GO, Series 2024 A-1, 6.63%, 03/01/2054 (e)	5,645,000	5,672,509
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (e)	1,805,000	1,748,992
Mida Cormont Public Infrastructure District,
GO, Series 2025 A-1, 6.25%, 06/01/2055 (e)	5,450,000	5,557,737
GO, Series 2025 A-2, 0.00%, 06/01/2055 (e)(i)	15,725,000	12,792,484
GO, Series 2025 B, 8.50%, 06/15/2055 (e)	3,747,000	3,750,691
MIDA Mountain Veterans Program Public Infrastructure District,
Tax Allocation, Series 2024, 5.00%, 06/01/2044 (e)	4,750,000	4,512,978
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (e)	11,205,000	10,309,113
Mida Mountain Village Public Infrastructure District,
Military Installation Development Auth Military Recreation Fac Project Area, Tax Allocation, Series 2024-1, 5.13%, 06/15/2054 (e)	6,000,000	5,496,094
Military Installation Development Authority,
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	4,715,000	4,100,604
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	17,530,000	13,501,149
Moonlight Village Public Infrastructure District No. 1,
GO, Series 2025 A, 6.00%, 03/01/2056 (e)	1,000,000	943,234
Olympia Public Infrastructure District No. 1,
Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (e)	3,500,000	3,523,866
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (e)	2,485,000	2,472,259
Point Phase 1 Public Infrastructure District No. 1,
Revenue, Series 2025 B, 8.50%, 03/15/2055	3,500,000	3,412,284
Ridges Estates Infrastructure Financing District,
Ridges Estates Infrastructure Financing District Apline Hollow Assessment Area, Special Assessment, Series 2025, 6.25%, 12/01/2053 (e)	3,500,000	3,469,311
Sage Creek Infrastructure Financing District,
Special Assessment, Series 2024, 5.75%, 12/01/2053 (e)	7,155,000	6,721,586
Soleil Hills Public Infrastructure District No. 1,
GO, Series 2025 A, 5.88%, 03/01/2055 (e)	2,425,000	2,290,145
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (e)	3,000,000	2,426,071
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (e)	8,500,000	6,733,130
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (e)	16,900,000	17,163,642
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (e)	9,060,000	7,877,763
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (e)	5,805,000	4,980,944
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2041 (e)	1,020,000	888,743
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (e)	3,895,000	3,087,955
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (e)	7,380,000	6,798,737
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (e)	400,000	402,990
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (e)	1,590,000	1,336,696
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	680,372
Ventana Resort Village Public Infrastructure District,
GO, Series 2024, 5.50%, 03/01/2054 (e)	4,000,000	3,657,912

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Viridian Farm Public Infrastructure District No. 1,
GO, Series 2024 A, 5.88%, 03/01/2054 (e)	2,255,000	2,151,802
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (e)	4,285,000	4,131,305
		174,618,838
Vermont 0.1%
Vermont Economic Development Authority,
Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	365,056
Vermont Housing Finance Agency,
Revenue, GNMA Insured, Series 2025 C, 5.05%, 11/01/2045	6,560,000	6,520,810
		6,885,866
Virgin Islands 0.2%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	450,275
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (e)	7,500,000	7,500,886
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (e)	4,500,000	4,389,029
		12,340,190
Virginia 1.3%
Farmville Industrial Development Authority,
Longwood Housing Foundation LLC, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2055	4,425,000	3,743,546
Prince William County Industrial Development Authority,
Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,331,413
Salem Economic Development Authority,
Roanoke College Obligated Group, Revenue, Series 2025, 5.50%, 04/01/2045	600,000	585,311
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2050	720,000	730,249
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2055	1,330,000	1,344,066
Virginia Beach Development Authority,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,299,504
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (e)	1,000,000	765,594
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (e)	1,000,000	765,595
Virginia Housing Development Authority,
Revenue, Series 2024 D, 4.63%, 08/01/2060	6,635,000	6,099,413
Revenue, Series 2024 F SUB F-1, 4.95%, 07/01/2045	1,000,000	987,858
Revenue, Series 2024 F SUB F-1, 5.05%, 07/01/2050	2,250,000	2,248,857
Revenue, Series 2024 F SUB F-1, 5.10%, 07/01/2055	2,000,000	1,980,692
Revenue, Series 2024 H, 4.45%, 12/01/2044 (a)	1,100,000	1,053,886
Revenue, Series 2024 H, 4.63%, 12/01/2049 (a)	2,200,000	2,036,078
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	2,798,416
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	4,691,750
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,735,000	12,117,564
Revenue, Series 2025 A, 4.75%, 09/01/2060	8,715,000	8,227,676
Revenue, Series 2025 A, 4.85%, 03/01/2068 (a)	16,500,000	15,612,011
Revenue, Series 2025 C, 5.05%, 07/01/2050	5,030,000	4,943,527
Revenue, Series 2025 C, 5.10%, 07/01/2055	6,420,000	6,319,558
Virginia Small Business Financing Authority,
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	3,000,000	2,949,694

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	88,502
		84,720,760
Washington 1.8%
Grant County Public Hospital District No. 2,
GO, Series 2024, 5.50%, 12/01/2039	500,000	520,937
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,057,327
King County Public Hospital District No. 4,
Revenue, Series 2015 A, 6.25%, 12/01/2045	1,300,000	1,260,851
Port of Seattle,
Revenue, AMT, Refunding, Series 2024B, 5.25%, 07/01/2049	8,000,000	8,072,592
Port of Woodland,
Revenue, Series 2024, 5.25%, 12/01/2034	1,270,000	1,210,732
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,702,882
Washington Health Care Facilities Authority,
Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	88,200
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,586,311
Bayview Manor Homes Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (e)	1,500,000	1,443,979
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (e)	1,000,000	921,691
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (e)	2,540,000	2,314,261
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (e)	3,320,000	3,032,253
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (e)	2,000,000	1,872,615
Provident Group - SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2055 (e)	9,000,000	8,844,645
Provident Group - SH II Properties LLC, Revenue, Series 2025 A, 5.75%, 07/01/2060 (e)	45,190,000	45,077,888
Provident Group - SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2064 (e)	24,700,000	23,880,372
Provident Group - SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (e)	6,550,000	6,616,439
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,017,269
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	7,983,199
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (e)	5,510,000	4,551,244
		127,055,687
West Virginia 0.0%(d)
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	380,000	364,037
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	422,214
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	440,000	425,985
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	896,242
County of Ohio,
Tax Allocation, Refunding, Series 2024, 5.25%, 06/01/2053	2,000,000	1,879,543
		3,988,021
Wisconsin 11.5%
Public Finance Authority,
Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	26,814,238	26,634,358
Revenue, Series 2024, 5.50%, 12/15/2038 (e)	21,075,000	20,748,295

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Revenue, Series 2025, 8.75%, 07/30/2026 (e)	9,585,000	9,381,510
A&T Real Estate Foundation LLC, Revenue, Series 2019 B, 5.00%, 06/01/2044	1,900,000	1,798,305
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 12/01/2060 (e)	1,000,000	984,872
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (e)	52,030,000	49,428,500
Anthem Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2037 (e)(h)	11,000,000	5,459,644
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (e)	2,020,000	1,630,057
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (e)	2,995,000	2,105,930
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (e)	2,445,000	1,648,562
Bonnie Cone Classical Academy, Inc., Revenue, Series 2024, 5.63%, 06/15/2059 (e)	1,270,000	1,094,971
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (e)(h)	9,500,000	4,520,067
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.25%, 06/01/2045	595,000	572,473
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	1,200,000	1,158,430
Cedars Obligated Group, Revenue, Refunding, Series 2019, 5.75%, 05/01/2054 (e)	175,000	113,553
CFC-SA LLC, Revenue, Senior Lien, Series 2022 A, 5.00%, 02/01/2062	4,000,000	3,690,425
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (e)	2,500,000	2,087,868
CHF - Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (e)	2,500,000	2,425,660
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (e)	250,000	243,019
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (e)	410,000	390,962
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (e)	1,000,000	942,360
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (e)	2,415,000	2,272,491
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2051 (e)	3,645,000	3,082,736
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	854,536
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	760,514
Coral Academy of Science Reno, Revenue, Series 2022 A, 5.88%, 06/01/2052 (e)	1,500,000	1,355,848
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	819,684
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2064	2,000,000	1,773,062
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (e)	5,000,000	4,862,019
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (e)	27,155,000	27,525,446
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (e)	200,000	184,126
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2036 (e)	3,920,000	3,548,585
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (e)	2,440,000	1,665,422
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (e)	2,500,000	2,078,926
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (e)	2,700,000	2,139,820
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,771
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (e)	2,500,000	2,501,036
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.00%, 05/01/2045 (e)	1,500,000	1,451,202
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.13%, 05/01/2055 (e)	7,600,000	7,252,070

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (e)	13,500,000	13,063,149
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.75%, 12/01/2054 (e)	1,450,000	1,402,521
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.25%, 11/15/2055	1,750,000	1,704,756
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.25%, 11/15/2061	750,000	722,401
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (e)	2,815,000	2,578,258
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (e)	4,640,000	3,994,349
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (e)	4,060,000	3,406,075
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2050	1,000,000	983,135
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2055	1,500,000	1,461,635
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	586,429
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.50%, 06/15/2055	1,000,000	977,923
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.00%, 06/15/2035	575,000	582,624
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	954,628
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	947,872
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2054 (e)	2,000,000	1,675,675
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (e)	12,650,000	12,693,549
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (e)	3,300,000	3,435,030
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (e)(h)	12,428,000	7,077,049
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (e)	450,000	428,330
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,015,000	2,827,753
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	938,468
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,406,350
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (e)	21,895,000	19,606,552
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (e)	400,000	399,551
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2049	4,000,000	4,022,104
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	93,000,000	93,631,926
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (e)	37,000,000	40,368,983
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	1,872,714
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,950,000	1,646,476
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (e)	1,000,000	900,991
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (e)	6,920,000	5,078,249
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,720,551
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (e)	2,075,000	1,824,832
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (e)	1,000,000	1,022,808
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (e)	706,646	717,833
Sky Harbour Capital LLC Obligated Group, Revenue, AMT, Series 2021, 4.25%, 07/01/2054	15,975,000	12,279,992

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (e)	7,000,000	6,806,749
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (e)	22,000,000	21,482,133
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,738,633
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,440,404
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	201,005
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2033	1,725,000	1,699,872
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (e)	8,170,000	7,192,548
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 12/31/2065 (f)	60,000,000	57,201,780
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 6.50%, 12/31/2065 (f)	44,000,000	45,921,973
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	3,200,000	3,091,504
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,573,960
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	350,000	269,334
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,575,121
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	1,200,000	1,163,343
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	5,300,000	4,837,907
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,193,027
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	30,000	24,436
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (e)	8,485,000	6,917,621
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2043	6,100,000	5,645,475
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2048	13,335,000	11,939,982
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (e)	21,070,000	17,318,902
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (e)	4,865,000	3,962,994
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (e)	1,155,000	856,905
Wisconsin Health & Educational Facilities Authority,
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,781,245
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,267,424
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,161,791
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	3,895,000	3,229,318
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	3,800,000	3,061,532
Chiara Communities, Inc., Revenue, Series 2018 C, 7.50%, 07/01/2053	2,500,000	2,096,745
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	6,710,000	6,689,212
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	15,761,463
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	15,495,513
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	33,359,193
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 6.63%, 07/01/2060	27,050,000	27,394,103
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,403,633

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,500,000	1,064,272
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	997,898
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	1,974,091
Sanford Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	1,475,000	1,113,768
Sanford Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	54,297
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,050,000	1,968,637
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	30,000	27,983
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,241,018
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	886,106
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,222,957
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	2,967,100
Wisconsin Housing & Economic Development Authority Home Ownership,
Revenue, GNMA Insured, Series 2024 B, 4.25%, 09/01/2044	2,840,000	2,541,750
		795,970,293
TOTAL MUNICIPAL BONDS (Cost $8,307,315,367)		7,820,356,603

Total Investments - 112.6% (Cost $8,307,315,367)		7,820,356,603
Floating Rate Note Obligations - (11.3)% (k)		(787,345,000)
Liabilities in excess of other assets - (1.3)%		(87,116,386)
Net Assets - 100.0%		6,945,895,217

(a)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2025.
(c)	Variable rate demand notes (“VRDNs”) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(d)	Represents less than 0.05% of net assets.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $3,220,302,003, which represents approximately 46.36% of net assets of the Fund.
(f)	When-issued security.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(i)	Zero coupon bond until next reset date.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2025.
(k)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
State Single-Family Housing	10.9%
Public Transportation	8.6
Hospital	8.1
Economic/Industrial Development	7.5
Charter School	7.4
Continuing Care Retirement Community	7.0
Airport	6.6
Higher Education	5.6
Community Development District	5.5
State Multi-Family Housing	5.5
Toll Highway/Bridge/Tunnel	4.4
Special Assessment Financing	4.3
Student Housing	3.6
Assisted Living	3.1
Tax Increment Financing	2.6
General Revenue Tax-Guaranteed	2.4
Miscellaneous Tax	2.4
Local Multi-Family Housing	2.2
General Obligation	1.6
Nursing Home	1.6
Tobacco Master Settlement Agreement	1.4
Private/Religious School	1.1
Metro Development District	1.0
Port/Marina	1.0
General Obligation District (Other)	0.8
Sales & Excise Tax	0.8
Payments in Lieu of Taxes (PILOT)	0.7
Water & Sewer	0.7
Appropriation	0.6
Indian Tribal Bond	0.6
School District	0.6
General Obligation Hospital/Health District	0.4
Not-For-Profit Human Service Provider	0.4
Mello-Roos	0.3
Independent Living Facility	0.2
Miscellaneous	0.2
Not-For-Profit Foundation	0.2
Public Power System	0.2
Hotel Occupancy Tax	0.1
Loan Pool	0.1
Not-For-Profit Research Organization	0.1
Parking Facility	0.1
Student Loan Revenue	0.1
Local Single-Family Housing	0.0	*
Not-For-Profit Cultural Organization	0.0	*
Secondary Education	0.0	*
Telecom	0.0	*
Total Investments	112.6%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 99.4%
Alabama 2.5%
Baldwin County Industrial Development Authority,
Novelis Corp., Revenue, AMT, Series 2025 A, 5.00%, 06/01/2032 (a)(b)(c)	10,000,000	9,979,909
Chelsea Park Cooperative District,
Special Assessment, Series 2018, 4.00%, 05/01/2028	225,000	219,842
Hoover Industrial Development Board,
United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,000,000	1,000,302
Houston County Health Care Authority,
Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2030	7,260,000	7,301,900
Lower Alabama Gas District (The),
Revenue, Series 2020, 4.00%, 12/01/2025 (a)(b)	5,000	5,009
Walker County Economic & Industrial Development Authority,
Alabama Power Co., Revenue, First Series, AMT, Series 2023, 2.90%, 08/01/2025 (b)(d)	11,815,000	11,815,000
		30,321,962
Alaska 0.1%
Alaska Industrial Development & Export Authority,
Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	715,000	745,645

American Samoa 0.2%
American Samoa Economic Development Authority,
Revenue, Refunding, Series 2015 A, 6.63%, 09/01/2035	100,000	100,315
Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,105,701
		2,206,016
Arizona 1.4%
Arizona Board of Regents,
Arizona State University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2041	1,265,000	1,265,491
Arizona Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,378,056
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	198,200
Floreo at Teravalis Community Facilities District,
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.15%, 07/01/2035 (e)	1,129,000	1,131,136
Industrial Development Authority of the City of Phoenix Arizona (The),
Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	964,205
Industrial Development Authority of the County of Pima (The),
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (c)	665,000	666,443
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,047,098
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,274,985
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (c)	2,000,000	2,006,744
Leading Edge Academy Maricopa, Revenue, Pre-Refunded, Series 2013, 7.75%, 12/01/2043	1,025,000	1,040,418
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,004,346
Maricopa County Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,334,414
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	117,876
		17,429,412

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arkansas 0.6%
Arkansas Development Finance Authority,
Revenue, Refunding, Series 2021, 3.00%, 07/01/2031	1,750,000	1,395,041
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	501,287
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	22,151
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	201,578
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,054,297
Pulaski County Public Facilities Board,
Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,474,589
		8,648,943
California 6.3%
Alameda Community Facilities District,
Community Facilities District No. 13-1, Special Tax, Series 2016, 5.00%, 09/01/2042	1,250,000	1,246,592
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	40,000	40,149
California Health Facilities Financing Authority,
Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,277,465
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (a)(b)(c)	5,800,000	5,171,540
California Municipal Finance Authority,
Santa Rosa Academy LLC, Revenue, Series 2015, 5.13%, 07/01/2035 (c)	1,355,000	1,347,585
California Pollution Control Financing Authority,
Republic Services, Inc., Revenue, AMT, Refunding, Series 2023, 3.70%, 08/15/2025 (a)(b)(c)	2,000,000	1,999,968
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	2,000,000	2,037,897
Fontana Jurupa Hills Project Area, Tax Allocation, Series 2025 B, 5.00%, 09/01/2033 (c)	1,920,000	1,918,716
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (c)	3,500,000	3,572,139
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-2, 6.50%, 07/01/2065 (c)	4,050,000	3,977,160
California School Finance Authority,
Aspire Public Schools Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/01/2035 (c)	1,000,000	991,435
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)	3,305,000	3,315,379
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,585,000	2,487,877
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 12/01/2036 (c)	9,795,000	9,811,658
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	16,320,000	15,062,543
Loma Linda University Medical Center Obligated Group, Revenue, Series 2018 A, 5.25%, 12/01/2048 (c)	1,500,000	1,426,576
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,298
City of Fontana,
Community Facilities District No. 80, Special Tax, Series 2017, 2.38%, 09/01/2025	285,000	284,659

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
City of Los Angeles Department of Airports,
Revenue, AMT, ETM, Series 2016 A, 5.00%, 05/15/2026	10,000	10,138
Del Mar Race Track Authority,
Revenue, Refunding, Series 2015, 5.00%, 10/01/2025	1,665,000	1,665,261
Revenue, Refunding, Series 2015, 5.00%, 10/01/2027	1,535,000	1,535,070
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	285,646
Revenue, Series 2015 B, 3.38%, 06/01/2031	60,000	55,442
Revenue, Series 2015 B, 3.75%, 06/01/2035	680,000	603,889
Silicon Valley Tobacco Securitization Authority,
Revenue, Series 2007 A, 0.00%, 06/01/2036 (f)	32,500,000	17,505,586
		77,834,668
Colorado 2.3%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	4,836,281
City & County of Denver,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2032	9,155,000	9,154,379
City of Fruita,
Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 B, 5.38%, 01/01/2033 (c)	5,400,000	5,403,776
Colorado Educational & Cultural Facilities Authority,
Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	600,000	601,134
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	530,000	471,323
Eagle County Airport Terminal Corp.,
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,503,140
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2037	1,000,000	1,000,063
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	1,019,683
Pueblo Urban Renewal Authority,
City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	93,180
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	795,000	774,913
		28,857,872
Connecticut 0.4%
Connecticut Housing Finance Authority,
Revenue, AMT, Refunding, Series 2020 E2, 1.70%, 11/15/2028	950,000	880,177
Connecticut State Health & Educational Facilities Authority,
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	101,792
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	102,633
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	103,298
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	100,000	102,873
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	150,000	152,745
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	126,041
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	1,075,000	1,076,425
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	1,410,000	1,398,443
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	1,365,000	1,339,917
		5,384,344

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Delaware 0.0%(g)
Delaware State Economic Development Authority,
NRG Energy, Inc., Revenue, Refunding, Series 2020 A, 1.25%, 10/01/2025 (a)(b)	10,000	9,942

District of Columbia 1.0%
District of Columbia,
Obligated Group, Revenue, Series 2024 A, 5.63%, 06/01/2044	1,000,000	985,202
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series 2021 A, 4.00%, 10/01/2037	1,500,000	1,434,281
Revenue, AMT, Refunding, Series A, 4.00%, 10/01/2035	10,635,000	10,372,051
		12,791,534
Florida 13.6%
Alachua County Health Facilities Authority,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	25,000	24,914
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 B, 4.90%, 07/01/2028 (a)(b)(c)	1,850,000	1,863,166
Antillia Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	220,000	223,322
Avenir Community Development District,
Assessment Area 2, Special Assessment, Series 2021 A-1, 2.75%, 05/01/2031	3,065,000	2,873,787
Babcock Ranch Community Independent Special District,
Assessments, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	15,073
Assessments, Special Assessment, Series 2024, 4.30%, 05/01/2031 (c)	1,000,000	1,003,272
Babcock Ranch Community Independent Special District Assessment Area 1, Special Assessment, Series 2015, 5.25%, 11/01/2046	3,460,000	3,362,531
Balm Grove Community Development District,
Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,218,392
Beach Road Golf Estates Community Development District,
Beach Road Golf Estates Cmnty Development District Series 2015 Special Assmnt, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,041
Capital Projects Finance Authority,
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,497,770
Capital Trust Agency, Inc.,
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	478,473
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	425,000	416,055
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	3,500,000	3,329,350
Connerton East Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	200,392
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2035 (c)	1,600,000	1,735,189
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2035 (c)	500,000	532,270
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	720,000	732,935
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	260,000	262,306
Crosswinds East Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	210,000	210,751
East Nassau Stewardship District,
East Nassau Stewardship District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2029	5,500,000	5,501,773

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	846,394
Edgewater East Community Development District,
Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,975,000	1,888,248
Epperson North Community Development District,
Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	999,476
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)	26,375,000	15,825,000
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	15,750,000	9,450,000
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	401,731
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 A, 8.25%, 08/13/2025 (a)(b)(c)	50,960,000	43,316,117
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	6,675,000	5,429,523
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	1,500,000	1,219,708
GFL Solid Waste Southeast LLC, Revenue, AMT, Series 2024 A, 4.38%, 10/01/2031 (a)(b)(c)	8,000,000	7,943,537
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,077,215
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	141,485
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,516,940
Florida Local Government Finance Commission,
BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025A, 5.00%, 06/15/2035 (c)	7,370,000	7,412,027
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 5.25%, 07/01/2038 (c)	2,070,000	2,067,719
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	265,000	267,604
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	544,400
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 2.95%, 05/01/2031	500,000	457,672
Greater Orlando Aviation Authority,
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2026	3,495,000	3,494,961
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	410,000	414,005
Harmony Community Development District,
Harmony Community Development District Series 2001 Assessment, Special Assessment, Refunding, Series 2014, 5.25%, 05/01/2032	2,500,000	2,499,960
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2040 (c)	3,650,000	3,188,549
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2030	300,000	303,463
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2036	455,000	456,141
Kingston One Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,590,000	2,626,747
Lakes of Sarasota Community Development District 2,
Special Assessment, Series B, 5.20%, 05/01/2035	3,025,000	2,999,619

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Lakewood Ranch Stewardship District,
Assessment Azario, Special Assessment, Series 2020 A, 3.75%, 05/01/2040	525,000	455,544
Assessment Lorraine Lakes, Special Assessment, Series 2020, 3.63%, 05/01/2040 (c)	1,075,000	915,889
Assessment Northeast Sector Project Phase 2B, Special Assessment, Refunding, Series 2020, 3.75%, 05/01/2040 (c)	2,100,000	1,808,335
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 3.00%, 05/01/2041	685,000	526,399
Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 2A, Special Assessment, Series 2019, 3.85%, 05/01/2039	555,000	481,917
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	580,000	561,344
LTC Ranch West Residential Community Development District,
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	300,000	302,007
LTC Ranch West Residential Cmnty Development Dist 2021B Assmnt Area Spl Assmnt, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,320,000	1,252,345
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.10%, 05/01/2031	215,000	218,313
Miami-Dade County Expressway Authority,
Revenue, Refunding, Series 2010 A, 5.00%, 07/01/2040	1,940,000	1,940,451
Miami-Dade County Industrial Development Authority,
Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	485,000	469,024
Mid-Bay Bridge Authority,
Revenue, Refunding, Series C, 5.00%, 10/01/2035	1,780,000	1,786,175
Midtown Miami Community Development District,
Midtown Miami Community Development District Series 2014 Special Assessment, Special Assessment, Refunding, Series 2014 B, 5.00%, 05/01/2037	1,000,000	999,965
Osceola Chain Lakes Community Development District,
Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	336,719
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	15,000	14,402
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,008
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	200,000	199,800
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	760,000	762,466
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	570,000	572,446
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	350,000	346,769
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	185,000	180,621
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	650,000	654,938
Terreno Community Development District,
Terreno Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	379,064
Tuckers Pointe Community Development District,
Master Infrastructure Project, Special Assessment, Series 2022, 3.63%, 05/01/2032	4,500,000	4,311,607

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Verandah East Community Development District,
Verandah East Community Development District Series 2016 Special Assessment, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	5,000	4,987
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,149
Woodland Crossing Community Development District,
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	418,166
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	251,284
		170,601,137
Georgia 2.3%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (c)	8,250,000	8,209,490
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	2,850,000	2,842,840
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)	1,000,000	849,639
City of Atlanta,
Water & Wastewater, Revenue, Refunding, Series 2015, 5.00%, 11/01/2040	5,000,000	4,999,688
Development Authority of Appling County,
Georgia Power Co., Revenue, Series 2011, 2.85%, 08/01/2025 (b)(d)	2,250,000	2,250,000
Development Authority of Burke County (The),
Georgia Power Co., Revenue, Refunding, Series 2018, 2.80%, 08/01/2025 (b)(d)	5,000,000	5,000,000
Development Authority of Cobb County (The),
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,144
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	400,000	402,121
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,125,044
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2036 (c)	2,500,000	2,503,253
Main Street Natural Gas, Inc.,
Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	499,352
		28,916,571
Guam 0.2%
Territory of Guam,
Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2029	525,000	526,441
Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2031	685,000	686,278
Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2034	1,000,000	1,000,955
		2,213,674
Idaho 0.2%
Spring Valley Community Infrastructure District No. 1,
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	1,991,176

Illinois 5.5%
Chicago Board of Education,
GO, Series 2015 C, 5.25%, 12/01/2035	2,000,000	1,999,993
GO, Series 2015 C, 5.25%, 12/01/2039	120,000	117,764

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
GO, Refunding, Series 2021 B, 5.00%, 12/01/2036	150,000	149,349
Chicago O'Hare International Airport,
Revenue, Senior Lien, AMT, Refunding, Series 2018 A, 5.00%, 01/01/2039	3,140,000	3,157,181
TrIPs Obligated Group, Revenue, AMT, Series 2018, 5.00%, 07/01/2048	11,005,000	10,336,998
City of Calumet City,
GO, Series 2023 B, 4.50%, 03/01/2037	600,000	548,852
City of Chicago,
GO, Series 2025 A, 6.00%, 01/01/2050	3,000,000	3,065,264
GO, Series 2025 F, 6.00%, 01/01/2042	1,475,000	1,554,512
City of Harvey,
GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	265,000	254,547
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	1,922,516
Illinois Finance Authority,
Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	580,177
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	946,459
Bradley University, Revenue, Refunding, Series 2021, 4.00%, 08/01/2035	800,000	739,996
Bradley University, Revenue, Refunding, Series 2021, 4.00%, 08/01/2036	775,000	708,166
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,185,803
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 10/01/2035 (c)	700,000	698,455
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	1,000,000	976,269
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,081,861
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,424,821
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	290,000	276,405
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	249,992
LRS Holdings LLC, Revenue, AMT, Series 2023 B, 7.38%, 09/01/2033 (a)(b)(c)	5,000,000	5,445,437
Mercy Health Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 12/01/2046	2,500,000	2,436,213
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,029,077
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	292,540
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	872,762
Rosalind Franklin University of Medicine and Science, Revenue, Series 2025, 5.25%, 08/01/2035 (c)	5,000,000	4,949,836
Silver Cross Hospital Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 08/15/2044	1,375,000	1,376,265
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	460,969
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	25,000	23,695
Illinois State Toll Highway Authority,
Revenue, Series 2014 C, 5.00%, 01/01/2037	5,810,000	5,810,320
Revenue, Series 2014 C, 5.00%, 01/01/2038	3,000,000	2,999,878
Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,900,832
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2037 (c)	1,000,000	948,726
Village of Bridgeview,
GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	90,000	90,110
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,089,422

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	500,000	492,528
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	400,000	398,372
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	500,570
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	1,640,000	1,559,070
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	195,647
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	732,442
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.50%, 06/01/2029	365,000	352,572
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	626,095
		68,558,758
Indiana 0.6%
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	4,000,000	3,892,047
Indiana Finance Authority,
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	857,285
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 10/01/2032	1,000,000	985,210
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	23,256
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	10,000	8,957
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	500,000	503,813
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	531,137
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	160,000	159,993
Indiana Housing & Community Development Authority,
Revenue, Series 2017 C 3, 2.75%, 08/01/2025 (b)(d)	300,000	300,000
Richmond Hospital Authority,
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	800,737
		8,062,435
Iowa 0.4%
City of Coralville,
COP, Series 2016 E, 4.00%, 06/01/2029	640,000	618,515
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,013,587
Delaware County Memorial Hospital,
Revenue, Series 2025, 4.40%, 12/01/2027	285,000	289,189
Revenue, Series 2025, 5.00%, 12/01/2033	195,000	198,644
Revenue, Series 2025, 5.10%, 12/01/2034	430,000	436,287
Iowa Finance Authority,
Revenue, Refunding, GNMA Insured, Series 2021B, 2.00%, 07/01/2036	1,100,000	831,254
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	460,000	484,324
		3,871,800
Kansas 2.0%
City of Derby,
STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,425,000	1,405,001
City of Lenexa,
Lakeview Village, Inc., Revenue, Refunding, Series 2018 A, 5.00%, 05/15/2027	135,000	136,353

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	480,000	426,867
Wyandotte County-Kansas City Unified Government,
Revenue, Series 2021-A, 2.25%, 08/01/2025	45,000	45,000
Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	17,000,000	17,124,294
Sales Tax, Revenue, Series 2015 A, 5.00%, 09/01/2027	815,000	815,091
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,068,588
Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	350,000	328,661
		25,349,855
Kentucky 1.0%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.50%, 03/01/2028	10,000	9,950
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.75%, 03/01/2029	60,000	59,998
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	25,003
Campbellsville University, Inc., Revenue, Refunding, Series 2013A, 5.13%, 03/01/2033	40,000	39,997
City of Hopkinsville,
Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (a)(b)	10,000,000	9,896,378
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,952,566
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	191,281
		12,175,173
Louisiana 0.3%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,000,582
Louisiana Local Government Environmental Facilities & Community Development Authority,
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2026	390,000	387,238
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	400,946
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	414,416
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	427,349
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	100,000	89,137
		3,719,668
Maryland 1.2%
City of Baltimore,
Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,114,093
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	740,605
County of Prince George's,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	2,500,000	2,404,870
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,221,308
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	1,966,740
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,573,730

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland
TidalHealth Obligated Group, Revenue, Series 2020 A, 4.00%, 07/01/2036	2,825,000	2,729,643
Prince George's County Revenue Authority,
County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	1,907,288
		13,658,277
Massachusetts 1.6%
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (c)	30,000	29,925
Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,055,100
Boston Medical Center Corp. Obligated Group, Revenue, Series 2017 F, 5.00%, 07/01/2030	1,475,000	1,514,880
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 5.50%, 07/15/2035 (c)	3,300,000	3,271,028
Emmanuel College, Revenue, Refunding, Series 2016A, 5.00%, 10/01/2035	6,375,000	6,375,006
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	664,403
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	474,547
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	493,619
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2035	1,480,000	1,478,919
		19,357,427
Michigan 0.6%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 B, 4.75%, 07/01/2028	750,000	747,496
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	502,581
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	890,000	870,069
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	29,032
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	701,718
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	399,166
Detroit Public Lighting Authority Utility Users Tax, Revenue, Series 2014 B, 5.00%, 07/01/2026	25,000	25,041
Michigan Strategic Fund,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	665,000	650,108
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport, Revenue, AMT, Refunding, Series F, 5.00%, 12/01/2033	3,000,000	3,004,043
		6,929,254
Minnesota 1.2%
City of Landfall Village,
Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,729
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	215,200
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	223,684
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	232,599
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	245,939
City of Moorhead,
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,155,918
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,314,175

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Minnesota
City of Shakopee,
Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (a)(b)(c)	9,370,000	9,347,128
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,157,740
		14,098,112
Mississippi 0.7%
City of Jackson,
GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	938,281
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	2,500,000	2,497,598
Harrison County Utility Authority,
Revenue, Refunding, Series 2020 A, 1.50%, 07/01/2030 (c)	3,500,000	2,896,853
Mississippi Business Finance Corp.,
Chevron USA, Inc., Revenue, Series 2010L, 2.70%, 08/01/2025 (b)(d)	3,000,000	3,000,000
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2027	40,000	38,923
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	170,000	162,351
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2029	295,000	276,690
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	130,000	118,618
Natchez-Adams School District,
GO, Series 2020, 2.13%, 03/01/2027	430,000	410,077
GO, Series 2020, 2.00%, 03/01/2031	175,000	148,581
Revenue, Series 2020, 2.38%, 02/01/2036	30,000	21,966
		10,509,938
Missouri 1.4%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2028	1,000,000	961,960
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2029	1,525,000	1,443,312
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2030	1,300,000	1,209,720
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2033	2,470,000	2,035,129
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	100,000	100,010
Health & Educational Facilities Authority of the State of Missouri,
Maryville University of St Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2034	4,345,000	4,079,428
Maryville University of St. Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2038	4,545,000	3,996,341
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	148,894
SSM Health Care Obligated Group, Revenue, Series 2014F, 2.80%, 08/01/2025 (b)(d)	1,375,000	1,375,000
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	1,000,000	999,743
		16,349,537
Montana 0.1%
City of Great Falls,
Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	834,605
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	50,000	43,867
		878,472
Nebraska 0.1%
Douglas County Hospital Authority No. 2,
Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2036	1,500,000	1,497,335

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada 3.2%
City of Las Vegas,
Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	520,000	521,875
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	197,553
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044	400,000	381,856
State of Nevada Department of Business & Industry,
Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (a)(b)(c)	43,690,000	37,908,826
		39,010,110
New Hampshire 4.5%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,400,000	2,397,080
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,526,000	2,484,032
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(f)	22,000,000	11,836,286
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	3,900,000	3,810,281
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(f)	9,429,000	5,850,156
Revenue, Series 2025, 0.00%, 12/15/2033 (c)(f)	13,000,000	7,870,333
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	272,000	270,969
Christian Health Care Center Obligated Group, Revenue, Series 2019 A, 5.25%, 07/01/2039 (c)	4,410,000	4,347,704
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(e)(f)	23,995,000	15,885,547
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(f)	1,517,000	999,098
		55,751,486
New Jersey 3.3%
City of Atlantic City,
GO, Refunding, Series 2013, 5.00%, 12/01/2025	45,000	44,952
GO, Refunding, Series 2013, 5.00%, 12/01/2027	10,000	9,936
New Jersey Economic Development Authority,
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (c)	21,000,000	21,329,200
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	12,250,000	12,453,990
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 4.75%, 10/01/2028 (c)	1,000,000	994,193
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	969,860
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	210,000	210,217
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	2,000,000	2,004,081
United Airlines, Inc., Revenue, AMT, Series B, 5.63%, 11/15/2030	2,390,000	2,392,488
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	21,268
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	35,000	29,441
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	185,000	160,888
New Jersey Health Care Facilities Financing Authority,
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	45,575
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.13%, 07/01/2033	150,000	135,004
		40,801,093
New Mexico 0.0%(g)
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	40,000	39,625

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York 7.7%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	169,438
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,335,056
Build NYC Resource Corp.,
Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	12,900,000	12,905,123
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,880,000	3,768,551
WHIN Music Community Charter School, Revenue, Series 2022 A, 6.50%, 07/01/2052 (c)	1,500,000	1,423,864
City of Glens Falls,
Revenue, Series 2011, 5.00%, 06/15/2026	865,000	865,692
City of New York,
GO, Series 2014 I-2, 2.75%, 08/01/2025 (b)(d)	8,100,000	8,100,000
County of Sullivan,
Improvement Districts Service Fee, Special Assessment, Series E-1, 4.85%, 11/01/2031 (c)	100,000	101,056
Dobbs Ferry Local Development Corp.,
Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	19,854
Dutchess County Local Development Corp.,
Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	144,894
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	910,000	889,029
MTA Hudson Rail Yards Trust Obligations,
Revenue, Series 2016 A, 5.00%, 11/15/2056	20,000	19,863
New York City Transitional Finance Authority Building Aid,
State of New York, Revenue, Series 2015 S-1, 5.00%, 07/15/2034	1,395,000	1,396,473
New York City Transitional Finance Authority Future Tax Secured,
Revenue, Series 2019A-4, 2.75%, 08/01/2025 (b)(d)	680,000	680,000
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.15%, 11/15/2034 (c)	1,500,000	1,500,029
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	13,000,000	12,811,309
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	10,800,000	10,338,318
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	500,270
New York State Dormitory Authority,
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,053
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2033 (c)	1,700,000	1,678,835
St Joseph's University/Brooklyn, Revenue, Series 2021, 5.00%, 07/01/2028	110,000	111,691
New York State Environmental Facilities Corp.,
Casella Waste Systems, Inc., Revenue, AMT, Series 2014, 2.88%, 12/03/2029 (a)(b)(c)	3,000,000	2,791,706
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-1, 2.75%, 09/02/2025 (a)(b)	2,475,000	2,469,383
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-2, 5.13%, 09/03/2030 (a)(b)(c)	1,000,000	1,017,850
New York Transportation Development Corp.,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2016, 5.00%, 08/01/2031	9,000,000	8,999,446
JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,311,288
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2034	2,500,000	2,502,484
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	999,961
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	1,305,000	1,240,903
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 5.25%, 01/01/2050	3,470,000	3,378,480

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	151,540
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	315,000	313,494
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	520,000	512,653
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	200,000	195,121
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	241,215
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	261,741
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	656,811
Port Authority of New York & New Jersey,
Revenue, Third Series, AMT, Refunding, Series 193, 5.00%, 10/15/2034	3,540,000	3,546,869
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 6.00%, 12/01/2053	780,000	793,397
Syracuse Regional Airport Authority,
Revenue, AMT, Refunding, Series 2021, 5.00%, 07/01/2026	1,000,000	1,010,702
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	416,316
Westchester County Local Development Corp.,
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2036 (c)	4,000,000	4,001,947
		95,661,705
North Carolina 3.6%
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group, Revenue, Refunding, Series 2007 B, 2.85%, 08/01/2025 (b)(d)	21,495,000	21,495,000
North Carolina Housing Finance Agency,
Revenue, Refunding, GNMA Insured, Series 2020, 2.00%, 07/01/2035	1,075,000	846,896
Revenue, GNMA Insured, Series 2022, 3.15%, 01/01/2033	1,000,000	932,380
Revenue, GNMA Insured, Series 2022, 3.25%, 01/01/2034	1,000,000	927,895
North Carolina Medical Care Commission,
FirstHealth of the Carolinas, Inc., Revenue, Refunding, Series 2017D, 2.75%, 08/01/2025 (b)(d)	16,000,000	16,000,000
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	4,982,538
		45,184,709
North Dakota 0.1%
City of Horace,
GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	93,434
North Dakota Housing Finance Agency,
Revenue, Series 2021A, 2.05%, 07/01/2036	2,400,000	1,820,445
		1,913,879
Ohio 2.1%
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	645,000	647,586
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	762,674

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Cleveland-Cuyahoga County Port Authority,
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.25%, 12/01/2038	1,400,000	1,401,747
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,025,000	4,929,949
County of Hamilton,
TriHealth Obligated Group, Revenue, Refunding, Series 2021 B, 2.80%, 08/01/2025 (b)(d)	5,775,000	5,775,000
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	50,000	49,550
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	8,700,000	8,177,857
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,080,000	1,110,508
Ohio Air Quality Development Authority,
Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (a)(b)	1,000,000	990,291
Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	9,856
State of Ohio,
State of Ohio Department of Transportation, Revenue, AMT, AG Insured, Series 2015, 5.00%, 12/31/2035	650,000	650,399
		24,505,417
Oklahoma 2.4%
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	764,043
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	1,000,000	940,675
Tulsa Municipal Airport Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	4,995,686
Tulsa Municipal Airport Trust Trustees,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2025, 6.25%, 12/01/2035	15,500,000	17,113,369
Wagoner County Development Authority,
Revenue, Series 2025, 9.00%, 05/01/2026	225,000	230,844
Revenue, Series 2025, 9.00%, 05/01/2027	580,000	614,254
Revenue, Series 2025, 8.25%, 05/01/2028	630,000	662,443
Revenue, Series 2025, 6.75%, 05/01/2040	3,110,000	3,111,602
		28,432,916
Oregon 0.5%
Oregon State Facilities Authority,
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.00%, 12/01/2040	420,000	400,848
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.38%, 12/01/2045	1,040,000	967,837
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,680,000	3,679,982
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 11/15/2026	185,000	183,630
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2031	350,000	350,471
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2036	455,000	437,315
		6,020,083
Pennsylvania 3.6%
Allegheny County Higher Education Building Authority,
Robert Morris University, Revenue, Pre-Refunded, Series 2016, 5.00%, 10/15/2034	600,000	615,851

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Allentown Neighborhood Improvement Zone Development Authority,
Revenue, Revenue, Series 2017, 5.00%, 05/01/2032 (c)	4,270,000	4,334,637
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (c)	1,165,000	1,184,071
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-2A, 6.00%, 06/30/2034	25,000	26,108
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	636,874
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	289,151
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,370,000	4,217,254
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,006
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,007
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,820,000	1,820,469
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,370,245
City of Erie Higher Education Building Authority,
Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	230,154
Crawford County Hospital Authority,
Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,810,000	3,816,641
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,179
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	760,000	768,151
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	75,000	75,704
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,050,000	3,023,888
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2035	250,000	230,292
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2032	250,000	250,067
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2035	125,000	121,603
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2031	10,000	10,151
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2032	125,000	124,577
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	30,085
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	582,189
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	340,000	334,621
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2036	30,000	29,196
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	300,000	288,431
Fulton County Industrial Development Authority,
Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028	2,145,000	2,099,726
General Authority of Southcentral Pennsylvania,
WellSpan Health Obligated Group, Revenue, Refunding, Series 2019 E, 2.90%, 08/01/2025 (b)(d)	2,000,000	2,000,000
Lancaster County Hospital Authority,
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,728
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2028	250,000	251,007
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2030	255,000	255,733

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Monroe County Industrial Development Authority,
Monroe County Industrial Development Authority Pocono CBK TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2033 (e)	1,620,000	1,623,272
Montgomery County Higher Education and Health Authority,
Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	50,000	50,022
Pennsylvania Economic Development Financing Authority,
Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,152
Pennsylvania Higher Educational Facilities Authority,
St Joseph's University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	23,885
Philadelphia Authority for Industrial Development,
St Joseph's University, Revenue, Series 2017, 5.00%, 11/01/2047	8,915,000	8,348,414
Pocono Mountains Industrial Park Authority,
St. Luke's Hospital Obligated Group, Revenue, Series 2015 A, 5.00%, 08/15/2040	5,100,000	5,069,009
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+0.83%), 3.90%, 11/15/2034 (h)	690,000	677,125
Susquehanna Area Regional Airport Authority,
Revenue, AMT, Refunding, Series 2017, 5.00%, 01/01/2038	1,000,000	987,504
		45,901,179
Rhode Island 0.6%
Rhode Island Health and Educational Building Corp.,
Care New England Health System Obligated Group, Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2036	5,250,000	5,113,257
Lifespan Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 05/15/2039	2,840,000	2,759,476
		7,872,733
South Carolina 0.0%(g)
South Carolina Public Service Authority,
South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,119,893

Tennessee 1.8%
Industrial Development Board of The City of Kingsport Tennessee (The),
Domtar Paper Co. LLC, Revenue, AMT, Series 2024, 5.25%, 11/15/2029 (a)(b)(c)	18,620,000	18,374,132
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 09/01/2033 (c)	35,000	32,067
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (c)	25,000	24,318
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	4,060,000	3,512,378
		21,942,895
Texas 4.6%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	463,813
Arlington Higher Education Finance Corp.,
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	311,122
Austin Convention Enterprises, Inc.,
Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,484
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	20,000	20,225
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2034	250,000	250,542
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,078,474

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 07/15/2026	40,000	40,180
City of Austin,
Airport System, Revenue, AMT, Series 2017 B, 5.00%, 11/15/2041	2,985,000	2,975,002
City of Buda,
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	991,399
City of Caddo Mills,
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 5.30%, 09/15/2035 (c)	2,425,000	2,414,968
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	345,610
City of Houston,
United Airlines, Inc., Revenue, AMT, Series 2018 C, 5.00%, 07/15/2028	7,095,000	7,129,800
United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,003,894
United Airlines, Inc., Revenue, AMT, Series B-1, 5.00%, 07/15/2035	6,000,000	5,999,593
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	357,131
City of Penitas,
GO, Series 2025, 5.00%, 09/01/2035	415,000	416,795
City of Port Isabel,
GO, Series 2025, 5.00%, 02/15/2035	920,000	909,296
City of Sugar Land,
GO, Series 2014, 5.25%, 02/15/2032	25,000	25,049
City of Temple,
Reinvestment Zone No. 1, Tax Allocation, Refunding, Series 2018 A, 5.00%, 08/01/2038	2,830,000	2,830,000
Clifton Higher Education Finance Corp.,
International Leadership of Texas, Inc., Revenue, Refunding, Series 2018 D, 6.13%, 08/15/2048	1,000,000	1,001,320
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	313,422
County of Denton,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	502,616
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,270,000	1,198,495
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	472,486
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	1,003,816
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,401,946
County of Wichita,
GO, Series 2017, 5.00%, 09/15/2042	500,000	500,098
Edinburg Economic Development Corp.,
Revenue, Series 2019, 4.00%, 08/15/2029 (c)	585,000	568,168
Harris County Cultural Education Facilities Finance Corp.,
Brazos Presbyterian Homes Obligated Group, Revenue, Series 2013 A, 5.00%, 01/01/2038	315,000	310,037
Harris County Municipal Utility District No. 489,
GO, BAM Insured, Series 2021, 2.00%, 09/01/2033	1,300,000	1,062,756
Hidalgo County Regional Mobility Authority,
Revenue, Junior Lien, Refunding, Series B, 4.00%, 12/01/2038	100,000	89,779

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Kerrville Health Facilities Development Corp.,
Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,753,248
Love Field Airport Modernization Corp.,
Southwest Airlines Co., Revenue, AMT, Series 2012, 5.00%, 11/01/2028	105,000	105,011
Mission Economic Development Corp.,
Graphic Packaging International LLC, Revenue, AMT, Series 2025, 5.00%, 06/01/2030 (a)(b)	4,750,000	4,823,460
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing College Station I LLC, Revenue, Series 2014 A, 5.00%, 04/01/2029	4,930,000	4,931,309
CHF-Collegiate Housing College Station I LLC, Revenue, AG Insured, Series 2014 A, 5.00%, 04/01/2046	1,000,000	961,484
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (c)	440,000	439,973
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,554,037
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	759,091
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,431,925
Nolan County Hospital District,
GO, Series 2014, 3.25%, 08/15/2025	45,000	44,994
Reagan Hospital District of Reagan County,
GO, Series A, 5.00%, 02/01/2029	985,000	985,200
Red River Education Finance Corp.,
St Edward's University, Inc., Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	2,325,000	2,100,110
St. Edward's University, Inc., Revenue, Refunding, Series 2016, 3.00%, 06/01/2034	500,000	417,491
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,000
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	70,000	68,786
Town of Trophy Club,
Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032	1,000,000	1,055,101
		58,579,536
Utah 1.9%
City of Salt Lake City,
Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2036	5,650,000	5,697,271
Airport, Revenue, AMT, Series 2018A, 5.00%, 07/01/2037	7,500,000	7,606,393
Downtown East Streetcar Sewer Public Infrastructure District,
GO, Senior Lien, Series 2022 A, 5.75%, 03/01/2042 (c)	2,000,000	1,929,776
Downtown Revitalization Public Infrastructure District,
Revitalization Sales Tax, Revenue, Series 2025 C, 5.00%, 07/15/2035 (c)	2,075,000	2,079,427
Fields Estates Public Infrastructure District,
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	1,500,000	1,376,825
Firefly Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,000,000	968,971
Utah Charter School Finance Authority,
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	1,005,000	999,739
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2025	135,000	134,836
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	1,300,000	1,253,371
		22,046,609

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Vermont 0.0%(g)
East Central Vermont Telecommunications District,
Revenue, Series 2016 A, 5.00%, 12/01/2035 (c)	120,000	115,045
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	210,000	210,143
		325,188
Virgin Islands 0.5%
Matching Fund Special Purpose Securitization Corp.,
United States Virgin Islands Federal Excise Tax, Revenue, Refunding, Series 2022 A, 5.00%, 10/01/2039	2,500,000	2,493,405
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, NATL Insured, Series 2006, 4.25%, 10/01/2029	30,000	30,088
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	239,455
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,500,000	1,500,177
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	975,340
		5,238,465
Virginia 0.5%
Norfolk Redevelopment & Housing Authority,
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,945,000	4,946,040
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Series A, 5.00%, 01/01/2034	910,000	911,999
		5,858,039
Washington 1.5%
King County Housing Authority,
Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,005,111
Port of Seattle Industrial Development Corp.,
Delta Air Lines, Inc., Revenue, AMT, Refunding, Series 2012, 5.00%, 04/01/2030	10,625,000	10,624,533
Washington State Housing Finance Commission,
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (c)	1,000,000	999,970
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,569,788
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	297,175
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	308,952
		17,805,529
West Virginia 0.9%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	422,214
West Virginia Economic Development Authority,
Commercial Metals Co., Revenue, AMT, Series 2025, 4.63%, 05/15/2032 (a)(b)	6,450,000	6,284,823
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	1,750,000	1,666,819
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2025	25,000	25,029
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,313
West Virginia Housing Development Fund,
Revenue, Series 2021A, 2.00%, 05/01/2033	1,695,000	1,385,732
Revenue, Series 2021A, 2.00%, 11/01/2036	1,325,000	991,518
		11,011,448
Wisconsin 8.3%
Public Finance Authority,
Revenue, Series 2024, 0.00%, 12/15/2030 (c)(f)	5,675,000	4,167,256

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Revenue, Series 2025, 8.75%, 07/30/2026 (c)	10,000,000	9,787,700
Tax Allocation, Series 2025, 5.25%, 06/01/2034 (c)	3,800,000	3,787,354
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	2,375,000
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (c)	1,005,000	1,010,230
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 4.63%, 06/01/2036 (c)	25,000	23,823
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,487,754
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.00%, 06/01/2035	1,200,000	1,240,103
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,070,097
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	5,000,000	4,862,020
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	912,278
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	467,895
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025A, 7.00%, 07/09/2030 (c)	376,639	377,694
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Series 2022 A, 5.75%, 08/01/2025 (c)	1,175,000	1,175,000
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2027 (c)	2,865,000	2,865,794
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2031 (c)	6,810,000	6,677,981
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	615,000	591,249
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	684,900
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,726
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	1,000,000	1,000,414
Hozho Academy, Revenue, Refunding, Series 2025 A, 6.05%, 05/01/2033 (c)	1,000,000	1,004,281
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,500,000	3,554,888
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	110,000	111,379
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	3,550,000	3,698,877
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,611,436
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(f)	1,072,000	610,444
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,273,161
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2042	1,895,000	1,834,874
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	514,782
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	881,280
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 05/19/2030 (c)	419,624	424,581
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	600,373
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	912,340
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	135,534
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	862,643

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	353,057	354,566
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 E, 7.00%, 06/30/2030 (c)	299,821	300,447
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	462,675
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	374,674
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	394,534
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 C, 7.00%, 04/15/2030 (c)	209,553	213,507
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 D, 7.00%, 05/20/2030 (c)	881,831	890,467
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	516,619
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (c)	182,688	183,492
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (c)	7,500,000	7,292,946
TrIPs Obligated Group, Revenue, AMT, Refunding, Series 2012 C, 5.25%, 07/01/2028	505,000	505,459
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)	7,330,000	6,798,700
Wisconsin Health & Educational Facilities Authority,
Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	125,000	118,784
Chiara Communities, Inc., Revenue, Series 2018 B, 4.38%, 07/01/2038	1,250,000	1,099,831
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,520,000	2,512,193
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,338,565
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,421,607
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	6,996,828
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 5.63%, 07/01/2035	1,150,000	1,183,723
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	494,517
		102,079,275
TOTAL MUNICIPAL BONDS (Cost $1,270,962,017)		1,230,070,749

Total Investments - 99.4% (Cost $1,270,962,017)		1,230,070,749
Other assets less liabilities - 0.6%		6,903,930
Net Assets - 100.0%		1,236,974,679

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2025.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2025 amounted to $594,109,138, which represents approximately 48.03% of net assets of the Fund.
(d)	Variable rate demand notes (“VRDNs”) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(e)	When-issued security.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Represents less than 0.05% of net assets.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2025.

Abbreviations
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
July 31, 2025 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Economic/Industrial Development	19.9%
Hospital	15.6
Higher Education	6.9
Continuing Care Retirement Community	6.3
Public Transportation	6.1
Airport	5.1
Tax Increment Financing	4.8
General Revenue Tax-Guaranteed	3.6
Special Assessment Financing	3.6
Charter School	3.4
Port/Marina	2.7
Community Development District	2.5
Solid Waste	1.8
Public Power System	1.6
General Obligation	1.5
Tobacco Master Settlement Agreement	1.4
Assisted Living	1.2
Miscellaneous Tax	1.2
Toll Highway/Bridge/Tunnel	1.2
Student Housing	1.1
Miscellaneous	1.0
Sales & Excise Tax	1.0
Appropriation	0.9
Loan Pool	0.9
State Single-Family Housing	0.7
Not-For-Profit Human Service Provider	0.5
Water & Sewer	0.5
Local Multi-Family Housing	0.4
Housing Tax-Guaranteed	0.3
Municipal Utility (Mixed)	0.3
Hotel Occupancy Tax	0.2
Payments in Lieu of Taxes (PILOT)	0.2
School District	0.2
General Obligation District (Other)	0.1
General Obligation Hospital/Health District	0.1
Income Tax	0.1
Indian Tribal Bond	0.1
Mello-Roos	0.1
Municipal Utility District	0.1
Not-For-Profit Foundation	0.1
Nursing Home	0.1
Gas Forward Contract	0.0	*
Not-For-Profit Cultural Organization	0.0	*
Telecom	0.0	*
Total Investments	99.4%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

Notes to Schedules of Investments (unaudited)

Note 1 — Organization

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2025, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund), First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On March 1, 2025, Class C Shares were newly registered for the First Eagle Small Cap Opportunity Fund and First Eagle Short Duration High Yield Municipal Fund. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

As required under the 1940 Act, closing of the transaction was an “assignment” of the prior investment management agreements between the First Eagle Funds and the Adviser with respect to the Funds, which resulted in automatic termination of those agreements. On April 3, 2025, the Board of Trustees of the First Eagle Funds (the “Board”) considered new substantially identical investment management agreements with the Adviser with respect to the Funds,which it approved and presented such to the shareholders of the Funds for approval, and were approved by shareholders on June 30, 2025. The current investment management agreements took effect upon the closing of the transaction on August 15, 2025. The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds' investment objective or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Fund (the “U.S. Fund”), First Eagle Gold Fund (the “Gold Fund”), First Eagle Global Income Builder Fund (the “Global Income Builder Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd.), First Eagle U.S. Cayman Fund, Ltd., (formerly named First Eagle U.S. Value Cayman Fund, Ltd.), First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle Global Cayman Fund, Ltd. has $5,403,317,365 in net assets, representing 8.69% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle Overseas Cayman Fund, Ltd. has $562,255,423 in net assets, representing 4.07% of the Overseas Fund’s net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle U.S. Cayman Fund, Ltd. has $175,741,986 in net assets, representing 11.97% of the U.S. Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle Gold Cayman Fund, Ltd. has $671,224,013 in net assets, representing 18.53% of the Gold Fund’s net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Income Builder Fund and the First Eagle Global Income Builder Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle Global Income Builder Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Income Builder Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2025, the First Eagle Global Real Assets Cayman Fund, Ltd. has $507,200 in net assets, representing 3.38% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2025. A reconciliation of Level 3 investments is presented when a Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund’s net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$31,232,945,988	$20,425,515,895 (a)	$–	$51,658,461,883
Corporate Bonds	–	–	5,234,653	5,234,653
Commodities*	–	6,405,853,213	–	6,405,853,213
Short-Term Investments	17,680,115	4,152,843,239	–	4,170,523,354
Forward Foreign Currency Exchange Contracts**	–	33,965,362	–	33,965,362
Total	$31,250,626,103	$31,018,177,709	$5,234,653	$62,274,038,465

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(13,390,167)	$–	$(13,390,167)
Total	$–	$(13,390,167)	$–	$(13,390,167)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,938,089,540	$9,144,193,241 (a)	$18,649,326	$12,100,932,107
Commodities*	–	1,160,631,616	–	1,160,631,616
Short-Term Investments	13,869,562	551,278,652	–	565,148,214
Forward Foreign Currency Exchange Contracts**	–	16,250,505	–	16,250,505
Total	$2,951,959,102	$10,872,354,014	$18,649,326	$13,842,962,442

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(6,269,739)	$–	$(6,269,739)
Total	$–	$(6,269,739)	$–	$(6,269,739)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$1,082,365,188	$–	$–	$1,082,365,188
Convertible Preferred Stocks	5,185,000	–	–	5,185,000
Corporate Bonds	–	13,424,147	6,115,200	19,539,347
Commodities*	–	175,757,186	–	175,757,186
Master Limited Partnerships	24,528,740	–	–	24,528,740
Preferred Stocks	2,652,800	–	–	2,652,800
Short-Term Investments	4,291,793	154,437,824	–	158,729,617
Total	$1,119,023,521	$343,619,157	$6,115,200	$1,468,757,878

†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$2,512,815,102	$224,650,039	(a)	$–	$2,737,465,141
Commodities *	–	671,330,676		–	671,330,676
Rights	1,606,382	–		–	1,606,382
Short-Term Investments	13,660,195	163,728,398		–	177,388,593
Total	$2,528,081,679	$1,059,709,113		$–	$3,587,790,792

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$633,284,445	$603,660,089 (a)	$–	$1,236,944,534
Convertible Preferred Stocks	25,980,758	–	–	25,980,758
Corporate Bonds	–	191,191,149	18,395,742	209,586,891
Asset-Backed Securities	–	2,493,952	–	2,493,952
Commodities*	–	156,908,641	–	156,908,641
Foreign Government Securities	–	15,248,917	–	15,248,917
Loan Assignments	–	2,507,300	–	2,507,300
Master Limited Partnerships	18,971,644	–	–	18,971,644
Preferred Stocks	42,750,961	–	–	42,750,961
U.S. Treasury Obligations	–	188,245,047	–	188,245,047
Short-Term Investments	3,730,543	44,893,351	–	48,623,894
Forward Foreign Currency Exchange Contracts**	–	579,909	–	579,909
Total	$724,718,351	$1,205,728,355	$18,395,742	$1,948,842,448

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(290,561)	$–	$(290,561)
Options Written	(2,183,375)	–	–	(2,183,375)
Total	$(2,183,375)	$(290,561)	$–	$(2,473,936)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$336,581,628	$65,182,606	(a)	$–	$401,764,234
Master Limited Partnerships	13,346,339	–		–	13,346,339
Short-Term Investments	441,981	5,316,331		–	5,758,312
Total	$350,369,948	$70,498,937		$–	$420,868,885

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,528,789,883	$–	$–		$1,528,789,883
Exchange-Traded Funds	4,021,318	–	–		4,021,318
Rights	–	–	–	^	–
Short-Term Investments	67,449,178	–	–		67,449,178
Total	$1,600,260,379	$–	$–		$1,600,260,379

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$42,248,959	$–	$–	$42,248,959
Short-Term Investments	1,490,027	–	–	1,490,027
Total	$43,738,986	$–	$–	$43,738,986

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$9,680,277	$4,180,760	(a)	$–	^	$13,861,037
Commodities*	–	329,423		–		329,423
Exchange-Traded Funds	185,472	–		–		185,472
Master Limited Partnerships	684,124	–		–		684,124
Short-Term Investments	115,302	–		–		115,302
Total	$10,665,175	$4,510,183		$–		$15,175,358

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$7,820,356,603	$–	$7,820,356,603
Total	$–	$7,820,356,603	$–	$7,820,356,603

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$1,230,070,749	$–	$1,230,070,749
Total	$–	$1,230,070,749	$–	$1,230,070,749

†	See Schedule of Investments for additional detailed categorizations.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine months ended July 31, 2025, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

			First Eagle
			Global
	First Eagle	First Eagle	Income
	Global	Overseas	Builder
	Fund	Fund	Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$608,902,906	$285,818,375	$13,744,128
Average Settlement Value — Sold	2,276,806,232	1,072,239,453	49,834,107

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At July 31, 2025, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$33,965,362	$13,390,167	$9,186,426	$(31,088,346)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$16,250,505	$6,269,739	$9,053,077	$(16,643,825)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$579,909	$290,561	$208,279	$(726,951)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2025:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$6,951,457	$(6,951,457)	$–	$–
Goldman Sachs	9,244,134	–	(8,750,000)	494,134
JPMorgan Chase Bank	8,509,484	(1,145,934)	(7,178,686)	184,864
UBS AG	9,260,287	–	(8,799,739)	460,548
	$33,965,362	$(8,097,391)	$(24,728,425)	$1,139,546

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$12,244,233	$(6,951,457)	$(5,292,776)	$–
JPMorgan Chase Bank	1,145,934	(1,145,934)	–	–
	$13,390,167	$(8,097,391)	$(5,292,776)	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,303,908	$(3,303,908)	$–	$–
Goldman Sachs	4,522,728	–	(4,310,000)	212,728
JPMorgan Chase Bank	4,016,385	(511,701)	(3,353,869)	150,815
UBS AG	4,407,484	–	(4,289,719)	117,765
	$16,250,505	$(3,815,609)	$(11,953,588)	$481,308

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$5,758,038	$(3,303,908)	$(2,454,130)	$–
JPMorgan Chase Bank	511,701	(511,701)	–	–
	$6,269,739	$(3,815,609)	$(2,454,130)	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$112,715	$(112,715)	$–	$–
Goldman Sachs	148,703	–	(130,000)	18,703
JPMorgan Chase Bank	137,782	(26,371)	(111,411)	–
UBS AG	180,709	–	(162,069)	18,640
	$579,909	$(139,086)	$(403,480)	$37,343

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$264,190	$(112,715)	$(151,475)	$–
JPMorgan Chase Bank	26,371	(26,371)	–	–
	$290,561	$(139,086)	$(151,475)	$–

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund or First Eagle Short Duration High Yield Municipal Fund (the “Municipal Funds”). Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short- term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short-term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds’ investments in Inverse Floaters could negatively impact the Municipal Funds’ performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund’s Portfolio of Investments as “(a) All or portion of principal amount transferred to a TOB Issuer in exchange for TOB residuals and cash.” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

As of July 31, 2025, the aggregate value of Floaters issued by the Municipal Funds’ TOB Trusts were as follows:

Floating Rate
Obligations:
First Eagle High Yield Municipal Fund	$787,345,000

For six months ended July 31, 2025, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating	Average Annual
	Rate Obligations	Interest Rate
	Outstanding	and Fees
First Eagle High Yield Municipal Fund	$585,058,443	3.22%

e)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f- 4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of July 31, 2025, portfolio securities valued at $86,559,223 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the nine months ended July 31, 2025, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle
Global Income
Builder Fund
Options:
Average Number of Contracts — Written	9,863

At July 31, 2025, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

Gain or (Loss) Derivative Recognized in Income
			Net Realized	Change in
	Asset Derivative	Liability Derivative	Gains	Appreciation
Risk Type	Fair Value	Fair Value	(Losses)	(Depreciation)
Equity — Written options	$—	$2,183,375	$1,554,965	$2,477,030

f)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

g)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

h)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

i)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Note 3 — Subsequent Events

As noted in Note 1, on August 15, 2025 (after the period covered by this report), private equity funds managed by Genstar Capital purchased all interests in First Eagle Holdings held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. The Funds’ current investment management agreements took effect upon the closing of the transaction on August 15, 2025, following approval of the agreements by shareholders on June 30, 2025.